UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%

Australia — 1.4%
AGL Energy	17,700	$212
ALS	8,880	37
Alumina	54,517	66
Amcor	28,505	304
AMP	69,747	354
APA Group	28,717	217
Asciano	21,116	110
ASX	4,223	140
Aurizon Holdings	52,197	200
AusNet Services	38,965	45
Australia & New Zealand Banking Group	64,268	1,723
Bank of Queensland	8,195	84
Bendigo & Adelaide Bank	12,015	115
BHP Billiton	75,373	1,901
Boral	17,010	85
Brambles	35,854	306
Caltex Australia	6,848	191
CIMIC Group	2,212	37
Coca-Cola Amatil	12,645	102
Cochlear	1,233	81
Commonwealth Bank of Australia	37,932	2,659
Computershare	10,383	101
Crown Resorts	7,859	81
CSL	11,180	802
Dexus Property Group‡	19,779	115
Federation Centres‡	30,669	71
Flight Centre Travel Group	1,230	42
Fortescue Metals Group	34,306	59
Goodman Group‡	42,018	207
GPT Group‡	36,585	129
Harvey Norman Holdings	12,121	42
Healthscope	29,224	65
Iluka Resources	9,280	60
Incitec Pivot	36,904	116
Insurance Australia Group	54,496	250
Lend Lease Group	13,710	174
Macquarie Group	6,947	427
Medibank*	61,195	107
Mirvac Group‡	89,366	142
National Australia Bank	55,252	1,602
Newcrest Mining*	19,805	226
Nordic American Offshore	1,500	14
Novion Property Group‡	46,995	92
Orica	8,266	132
Origin Energy	26,414	265
Platinum Asset Management	5,380	32
Qantas Airways*	33	—
QBE Insurance Group	32,672	353

Description	Shares	Market Value ($ Thousands)
Ramsay Health Care	3,340	$165
REA Group	1,119	42
Rio Tinto	10,385	468
Santos	25,441	167
Scentre Group‡	121,107	357
Seek	7,012	90
Sonic Healthcare	9,581	150
Stockland‡	58,815	206
Suncorp Group	29,660	307
Sydney Airport	24,135	103
Tabcorp Holdings	17,995	69
Tatts Group	31,875	102
Teekay Tankers, Cl A	7,200	45
Telstra	99,775	490
Toll Holdings	14,956	106
TPG Telecom	5,626	40
Transurban Group	42,865	335
Treasury Wine Estates	14,119	62
Tronox, Cl A	5,700	119
Wesfarmers	26,934	929
Westfield‡	45,210	337
Westpac Banking	72,386	2,082
Woodside Petroleum	17,059	472
Woolworths	29,708	691
WorleyParsons	4,495	41

		22,650

Austria — 0.0%
ANDRITZ	1,920	112
Erste Group Bank	6,606	188
IMMOFINANZ	20,121	60
OMV	3,134	105
Raiffeisen Bank International	2,404	40
Vienna Insurance Group Wiener Versicherung Gruppe	817	33
voestalpine	2,954	124

		662

Bahamas — 0.0%
Ultrapetrol Bahamas*	1,700	2

Belgium — 0.3%
Ageas	5,546	208
Anheuser-Busch InBev	18,736	2,286
Belgacom	3,239	121
Colruyt	1,506	71
Delhaize Group	2,515	203
Groupe Bruxelles Lambert	1,728	152
KBC Groep	5,960	393
Solvay	1,468	217

1	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Telenet Group Holding*	1,095	$66
UCB	3,082	222
Umicore	2,303	115

		4,054

Brazil — 0.5%
Ambev	168,900	1,068
B2W Cia Digital*	4,200	38
Banco Bradesco	32,400	326
Banco do Brasil	31,500	275
Banco Santander Brasil	12,300	67
BB Seguridade Participacoes	26,800	310
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	68,400	282
BR Malls Participacoes	17,800	97
BRF	23,600	508
CCR	33,500	185
Centrais Eletricas Brasileiras	20,900	51
CETIP - Mercados Organizados	9,300	106
Cia de Saneamento Basico do Estado de Sao Paulo	11,900	71
Cia Siderurgica Nacional	27,900	76
Cielo	32,640	451
Cosan Industria e Comercio	4,300	42
CPFL Energia	9,494	62
Cyrela Brazil Realty Empreendimentos e Participacoes	7,700	30
Duratex	8,800	25
EcoRodovias Infraestrutura e Logistica	9,300	28
EDP - Energias do Brasil	9,200	34
Embraer	26,100	205
Estacio Participacoes	11,400	68
Fibria Celulose*	8,800	124
Hypermarcas*	10,300	68
Itausa - Investimentos*	866	3
JBS	28,900	148
Klabin	18,700	115
Kroton Educacional	52,600	194
Localiza Rent a Car	4,400	52
Lojas Americanas	29,600	128
Lojas Renner	4,700	165
M Dias Branco	1,200	34
Multiplan Empreendimentos Imobiliarios	3,900	68
Natura Cosmeticos	7,400	70
Odontoprev	8,600	30
Petroleo Brasileiro*	139,100	661
Porto Seguro	4,800	60
Qualicorp*	8,000	65
Raia Drogasil	7,900	90

Description	Shares	Market Value ($ Thousands)
Souza Cruz	15,700	$139
Sul America	6,900	33
Tim Participacoes	29,400	95
TOTVS	4,300	51
Tractebel Energia	6,500	77
Transmissora Alianca de Energia Eletrica	3,700	24
Ultrapar Participacoes	13,700	315
Via Varejo	4,900	31
WEG	22,400	120

		7,365

Canada — 0.1%
Atlantic Power	10,700	35
Catamaran*	9,200	546
Lions Gate Entertainment	3,400	105
Masonite International*	2,779	184
MDC Partners, Cl A	4,000	84
Mitel Networks*	675	6
Restaurant Brands International	9,555	390
Tahoe Resources	8,400	119
Teekay	1,900	94
Thomson Reuters	16,100	661

		2,224

Chile — 0.1%
AES Gener	131,782	76
Aguas Andinas, Cl A	105,353	62
Banco de Credito e Inversiones	1,457	73
Banco Santander Chile	2,706,033	146
Cencosud	49,497	128
Cia Cervecerias Unidas	5,971	65
Colbun	381,359	115
Corpbanca	6,180,095	70
Empresa Nacional de Electricidad	139,510	215
Empresas COPEC	18,178	209
Enersis	741,848	259
ENTEL Chile	6,225	70
Latam Airlines Group*	13,122	126
SACI Falabella	36,780	287
Vina Concha y Toro	20,477	42

		1,943

China — 1.5%
AAC Technologies Holdings	26,500	141
Agricultural Bank of China, Cl H	768,000	434
Air China, Cl H	62,000	75
Aluminum Corp of China, Cl H*	148,000	96
Anhui Conch Cement, Cl H	47,500	193
ANTA Sports Products	35,000	77

2	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
AviChina Industry & Technology, Cl H	92,000	$105
Bank of China, Cl H	2,899,000	1,993
Bank of Communications, Cl H	312,000	321
BBMG, Cl H	41,500	52
Beijing Capital International Airport, Cl H	52,000	56
Byd, Cl H	22,000	134
CGN Power, Cl H* (A)	190,000	107
China Cinda Asset Management, Cl H*	194,000	116
China CITIC Bank, Cl H	292,000	266
China Coal Energy, Cl H	141,000	93
China Communications Construction, Cl H	157,000	287
China Communications Services, Cl H	84,000	47
China Construction Bank, Cl H	2,632,000	2,564
China COSCO Holdings, Cl H*	88,500	82
China Everbright Bank, Cl H	94,000	64
China Galaxy Securities, Cl H	56,000	92
China Longyuan Power Group, Cl H	108,000	135
China Lumena New Materials* (B)	1,228,000	198
China Merchants Bank, Cl H	163,500	495
China National Building Material, Cl H	116,000	141
China Oilfield Services, Cl H	64,000	132
China Pacific Insurance Group, Cl H	96,400	526
China Petroleum & Chemical, Cl H	932,000	873
China Railway Construction, Cl H	80,500	161
China Railway Group, Cl H	156,000	220
China Shipping Container Lines, Cl H*	130,000	74
China Telecom, Cl H	494,000	368
China Vanke, Cl H*	53,200	142
Chongqing Changan Automobile, Cl B	31,500	103
Chongqing Rural Commercial Bank, Cl H	90,000	81
CITIC Securities, Cl H	41,500	185
Country Garden Holdings	183,000	99
CSR	82,000	159
Datang International Power Generation, Cl H	94,000	55
ENN Energy Holdings	28,000	202
Evergrande Real Estate Group	228,000	216
Fosun International	67,500	169
Great Wall Motor, Cl H	37,000	282
Guangzhou R&F Properties	45,600	58
Huadian Power International, Cl H	56,000	62
Huaneng Power International, Cl H	126,000	180
Industrial & Commercial Bank of China, Cl H	2,692,000	2,341
Inner Mongolia Yitai Coal, Cl B	37,100	56
Jiangsu Expressway, Cl H	42,000	58
Jiangxi Copper, Cl H	54,000	112
Kingsoft	22,000	86

Description	Shares	Market Value ($ Thousands)
PetroChina, Cl H	770,000	$989
PICC Property & Casualty, Cl H	129,540	288
Ping An Insurance Group of China, Cl H	95,000	1,365
Semiconductor Manufacturing International*	850,000	94
Shandong Weigao Group Medical Polymer, Cl H	64,000	59
Shanghai Electric Group, Cl H	104,000	106
Shanghai Fosun Pharmaceutical Group, Cl H	13,500	51
Shanghai Pharmaceuticals Holding, Cl H	23,600	74
Shenzhou International Group Holdings	19,000	90
Shimao Property Holdings	49,500	117
Sihuan Pharmaceutical Holdings Group	142,000	81
Sino-Ocean Land Holdings	125,500	105
Sinopec Engineering Group, Cl H	47,000	51
Sinopec Shanghai Petrochemical, Cl H	120,000	73
Sinopharm Group, Cl H	42,400	202
Sinotrans, Cl H	64,000	49
SOHO China	79,500	60
Sun Art Retail Group	81,500	84
Tencent Holdings	187,900	3,900
Tingyi Cayman Islands Holding	68,000	144
Tsingtao Brewery, Cl H	12,000	76
Uni-President China Holdings	47,000	38
Want Want China Holdings	212,000	233
Weichai Power, Cl H	20,000	80
Yanzhou Coal Mining, Cl H	64,000	64
Zhuzhou CSR Times Electric, Cl H	18,500	158
Zijin Mining Group, Cl H	206,000	79
ZTE, Cl H	21,600	73

		24,147

Colombia — 0.0%
Almacenes Exito	6,471	69
Cementos Argos	15,893	67
Ecopetrol	173,585	147
Financiera Colombiana	3,296	53
Interconexion Electrica ESP	10,192	34
Isagen ESP	27,433	36

		406

Czech Republic — 0.0%
Central European Media Enterprises, Cl A*	5,600	15
CEZ	5,395	140
Komercni banka	533	119
O2 Czech Republic	2,039	17

		291

3	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Denmark — 0.3%
AP Moeller - Maersk, Cl A	95	$183
AP Moeller - Maersk, Cl B	169	335
Carlsberg, Cl B	2,678	244
Coloplast, Cl B	2,792	228
Danske Bank	15,402	437
DSV	3,781	131
ISS	3,310	112
Novo Nordisk, Cl B	46,765	2,659
Novozymes, Cl B	5,759	266
Pandora	2,692	279
TDC	17,087	130
Tryg	459	50
Vestas Wind Systems	5,330	243
William Demant Holding*	495	41

		5,338

Egypt — 0.0%
Global Telecom Holding SAE GDR*	28,077	61

Finland — 0.2%
Elisa	2,992	92
Fortum	10,788	214
Kone, Cl B	7,429	320
Metso	2,436	69
Neste Oil	2,665	72
Nokia	85,738	581
Nokian Renkaat	2,499	82
Orion, Cl B	2,170	71
Sampo, Cl A	10,375	504
Stora Enso, Cl R	11,616	123
UPM-Kymmene	13,163	239
Wartsila Abp	3,230	148

		2,515

France — 1.8%
Accor	5,173	284
Aeroports de Paris	644	79
Air Liquide	8,082	1,058
Alcatel-Lucent*	68,971	244
Alstom	5,460	171
Arkema	1,390	112
Atos	2,018	158
AXA	42,625	1,080
BNP Paribas	24,992	1,581
Bollore	23,362	134
Bouygues	4,196	174
Bureau Veritas	7,173	169
Capital Gemini	3,510	313
Carrefour	13,265	458

Description	Shares	Market Value ($ Thousands)
Casino Guichard Perrachon	1,199	$106
Christian Dior	1,342	263
Cie de Saint-Gobain	10,671	487
Cie Generale des Etablissements Michelin	4,372	488
CNP Assurances	3,688	66
Credit Agricole	25,019	390
Danone	13,617	984
Dassault Systemes	3,015	232
Edenred	4,431	119
Electricite de France	5,182	132
Essilor International	4,860	592
Eurazeo	809	58
Eutelsat Communications	3,496	122
Fonciere Des Regions‡	641	61
GDF Suez	34,738	709
Gecina‡	600	82
Groupe Eurotunnel	12,357	198
Hermes International	640	242
ICADE‡	795	69
Iliad	569	134
Imerys	736	56
JCDecaux	1,418	56
Kering	1,778	329
Klepierre‡	3,853	187
Lafarge	4,445	325
Lagardere SCA	2,493	80
Legrand	6,115	354
L’Oreal	5,813	1,110
LVMH Moet Hennessy Louis Vuitton	6,542	1,148
Natixis	22,240	184
Numericable-SFR*	1,750	97
Orange	43,083	712
Pernod Ricard	4,961	617
Peugeot	8,463	160
Publicis Groupe	4,321	362
Remy Cointreau	523	39
Renault	4,552	480
Rexel	5,866	111
Safran	7,088	518
Sanofi	28,037	2,865
Schneider Electric	12,335	924
SCOR	3,260	117
Societe BIC	620	106
Societe Generale	17,342	869
Sodexo	2,207	223
Suez Environnement	6,223	127
Technip	2,201	150
Thales	1,969	120
TOTAL	49,758	2,703

4	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Unibail-Rodamco‡	2,249	$621
Valeo	1,767	284
Vallourec	2,347	55
Veolia Environnement	9,163	194
Vinci	11,158	685
Vivendi	27,998	703
Wendel	673	83
Zodiac Aerospace	4,129	152

		29,455

Germany — 1.7%
adidas	5,134	422
Allianz	10,642	1,820
Axel Springer	842	47
BASF	21,396	2,145
Bayer	19,225	2,798
Bayerische Motoren Werke	7,781	925
Beiersdorf	2,581	225
Brenntag	3,787	229
Celesio	1,088	32
Commerzbank*	22,924	312
Continental	2,575	608
Daimler	22,421	2,169
Deutsche Annington Immobilien	8,294	279
Deutsche Bank	32,370	1,042
Deutsche Boerse	4,459	371
Deutsche Lufthansa	5,023	70
Deutsche Post	22,421	743
Deutsche Telekom	74,152	1,369
Deutsche Wohnen	7,085	186
E.ON	47,983	751
Fraport Frankfurt Airport Services Worldwide	793	50
Fresenius & KGaA	8,794	527
Fresenius Medical Care & KGaA	4,998	421
GEA Group	4,297	208
Hannover Rueck	1,615	165
HeidelbergCement	3,394	262
Henkel & KGaA	2,717	276
HUGO BOSS	1,302	161
Infineon Technologies	26,182	310
K+S	3,704	122
Kabel Deutschland Holding	479	64
LANXESS	1,979	106
Linde	4,369	856
MAN	761	83
Merck KGaA	2,965	322
METRO	3,480	126
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	4,132	810

Description	Shares	Market Value ($ Thousands)
OSRAM Licht	1,919	$101
ProSiebenSat.1 Media	5,255	270
RWE	11,455	286
SAP	21,522	1,638
Siemens	18,469	2,018
Symrise	2,731	167
Telefonica Deutschland Holding	12,306	77
ThyssenKrupp	10,415	278
TUI	11,187	210
United Internet	3,012	136
Volkswagen	769	196

		26,789

Greece — 0.0%
Alpha Bank AE*	155,416	54
Eurobank Ergasias*	299,649	45
FF Group	1,385	42
Hellenic Telecommunications Organization	8,798	80
JUMBO	4,050	42
National Bank of Greece*	58,555	82
Navios Maritime Acquisition	7,000	27
Navios Maritime Holdings	7,000	26
OPAP	8,404	75
Piraeus Bank*	81,630	36
Public Power	4,729	32
Titan Cement	2,024	51

		592

Hong Kong — 1.5%
AIA Group	281,600	1,882
Alibaba Health Information Technology*	85,400	132
Alibaba Pictures Group*	190,000	94
ASM Pacific Technology	5,300	59
Bank of East Asia	28,455	124
Beijing Enterprises Holdings	18,000	165
Beijing Enterprises Water Group	148,000	128
Belle International Holdings	165,000	212
BOC Hong Kong Holdings	88,000	342
Brilliance China Automotive Holdings	108,000	203
Cathay Pacific Airways	24,000	62
Cheung Kong Infrastructure Holdings	15,000	127
China Agri-Industries Holdings	77,000	44
China CNR, Cl H* (A)	64,500	132
China Everbright	30,000	100
China Everbright International	87,000	163
China Gas Holdings	70,000	124
China Huishan Dairy Holdings	202,000	43
China International Marine Containers Group, Cl H	21,400	58

5	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
China Life Insurance, Cl H	272,000	$1,325
China Medical System Holdings	37,200	66
China Mengniu Dairy	49,000	248
China Merchants Holdings International	40,344	183
China Minsheng Banking, Cl H	222,500	327
China Mobile	223,000	3,185
China Overseas Land & Investment	150,000	628
China Resources Cement Holdings	68,000	43
China Resources Enterprise	42,000	129
China Resources Gas Group	30,000	105
China Resources Land	94,444	344
China Resources Power Holdings	68,000	206
China Shenhua Energy, Cl H	121,500	316
China South City Holdings	88,000	39
China State Construction International Holdings	64,000	124
China Taiping Insurance Holdings*	37,858	141
China Unicom	218,000	410
CITIC	79,000	158
CK Hutchison Holdings	32,000	696
CLP Holdings	44,500	390
CNOOC	652,000	1,105
COSCO Pacific	60,000	94
CSPC Pharmaceutical Group	102,000	106
Dongfeng Motor Group, Cl H	94,000	157
Far East Horizon	50,000	53
First Pacific	48,000	47
Franshion Properties China	160,000	65
Galaxy Entertainment Group	53,000	256
GCL-Poly Energy Holdings	345,000	105
Geely Automobile Holdings	185,000	105
Genting Singapore	157,000	122
GOME Electrical Appliances Holding	353,000	91
Guangdong Investment	86,000	128
Guangzhou Automobile Group, Cl H	76,000	83
Haier Electronics Group	39,000	112
Haitian International Holdings	25,000	62
Haitong Securities, Cl H	54,400	179
Hanergy Thin Film Power Group	444,000	414
Hang Lung Properties	50,000	169
Hang Seng Bank	18,200	355
Henderson Land Development	25,000	201
Hengan International Group	28,000	346
HKT Trust & HKT	55,000	74
Hong Kong & China Gas	146,000	348
Hong Kong Exchanges and Clearing	26,300	1,006
Hutchison Whampoa	49,000	722
Hysan Development	14,000	65
Kerry Properties	14,500	59
Kingboard Chemical Holdings	23,500	43

Description	Shares	Market Value ($ Thousands)
Kunlun Energy	112,000	$133
Lee & Man Paper Manufacturing	54,000	31
Lenovo Group	238,000	411
Li & Fung	128,000	131
Link‡	53,500	332
Longfor Properties	56,500	98
MGM China Holdings	21,200	40
MTR	31,500	155
New China Life Insurance, Cl H	30,500	189
New World China Land	96,000	65
New World Development	133,000	177
Nine Dragons Paper Holdings	58,000	48
Noble Group	116,000	76
NWS Holdings	32,000	55
PCCW	84,000	56
People’s Insurance Group of China, Cl H	240,000	167
Power Assets Holdings	33,000	334
Shanghai Industrial Holdings	19,000	76
Shangri-La Asia	30,000	46
Shui On Land	174,000	56
Sino Biopharmaceutical	104,000	119
Sino Land	65,930	117
SJM Holdings	43,000	55
Sun Hung Kai Properties	39,000	650
Swire Pacific, Cl A	15,500	210
Swire Properties	25,000	86
Techtronic Industries	34,500	123
WH Group* (A)	80,500	56
Wharf Holdings	35,000	253
Wheelock	20,000	113
Wynn Macau	33,600	68
Yue Yuen Industrial Holdings	15,500	59
Yuexiu Property	274,000	67
Zhejiang Expressway, Cl H	50,000	80

		24,661

Hungary — 0.0%
MOL Hungarian Oil & Gas	2,025	113
OTP Bank	8,810	195
Richter Gedeon Nyrt	6,327	107

		415

India — 0.1%
Dr Reddy’s Laboratories ADR	3,921	204
GAIL India GDR	1,766	60
Infosys ADR	27,953	866

		1,130

Indonesia — 0.2%
Adaro Energy	516,900	35

6	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Astra Agro Lestari	15,100	$24
Astra International	737,900	390
Bank Central Asia	403,100	419
Bank Danamon Indonesia	115,800	35
Bank Mandiri Persero	313,700	260
Bank Negara Indonesia Persero	292,000	145
Bank Rakyat Indonesia Persero	379,400	340
Bumi Serpong Damai	345,300	50
Charoen Pokphand	258,500	57
Global Indemnity, Cl A*	700	19
Global Mediacom	237,800	28
Gudang Garam	19,800	76
Indo Tambangraya Megah	15,300	15
Indocement Tunggal Prakarsa	55,600	90
Indofood CBP Sukses Makmur	36,700	37
Indofood Sukses Makmur	150,600	78
Jasa Marga Persero	79,500	38
Kalbe Farma	788,400	109
Lippo Karawaci	758,600	69
Matahari Department Store	68,600	93
Media Nusantara Citra	177,100	30
Perusahaan Gas Negara Persero	407,100	129
Semen Indonesia Persero	112,500	109
Surya Citra Media	243,500	55
Tambang Batubara Bukit Asam Persero	29,300	21
Telekomunikasi Indonesia Persero	1,619,600	327
Tower Bersama Infrastructure	81,300	53
Unilever Indonesia	52,600	173
United Tractors	67,500	111
XL Axiata	140,500	44

		3,459

Ireland — 1.0%
Accenture, Cl A	28,700	2,659
Actavis*	16,598	4,695
Alkermes*	6,400	354
Ardmore Shipping	1,500	18
Bank of Ireland*	654,613	253
CRH	19,118	538
Eaton	21,700	1,492
Endo International*	8,200	689
Experian	22,803	409
Fleetmatics Group*	3,500	160
Horizon Pharma*	6,200	174
Ingersoll-Rand	12,400	817
Jazz Pharmaceuticals*	2,700	483
Kerry Group, Cl A	3,813	280
Mallinckrodt*	5,300	600
Pentair	8,000	497
Perrigo	6,400	1,173

Description	Shares	Market Value ($ Thousands)
Prothena*	2,600	$84
Ryanair Holdings ADR	700	45
Tyco International	18,800	740

		16,160

Israel — 0.1%
Bank Hapoalim	27,302	137
Bank Leumi Le-Israel*	34,966	136
Bezeq The Israeli Telecommunication	41,249	78
Delek Group	102	29
Israel	56	21
Israel Chemicals	9,339	65
magicJack VocalTec*	1,500	10
Mizrahi Tefahot Bank*	3,032	34
NICE-Systems	1,222	74
Stratasys*	2,300	86
Teva Pharmaceutical Industries	20,281	1,239
Wix.com*	1,200	23

		1,932

Italy — 0.5%
Assicurazioni Generali	27,803	545
Atlantia	9,569	270
Banca Monte dei Paschi di Siena*	95,191	59
Banco Popolare SC*	8,862	141
CNH Industrial	23,966	211
Enel	153,032	726
Enel Green Power	37,259	73
Eni	59,780	1,151
EXOR	2,128	99
Fiat Chrysler Automobiles*	21,629	324
Finmeccanica	10,676	137
Intesa Sanpaolo	312,839	1,051
Luxottica Group	4,045	267
Mediobanca	14,735	144
Pirelli & C.	5,129	89
Prysmian	4,401	90
Saipem	5,685	76
Snam	49,138	256
Telecom Italia	361,862	400
Terna Rete Elettrica Nazionale	38,599	182
UniCredit	102,383	740
Unione di Banche Italiane SCpA	20,336	162
UnipolSai	19,289	54

		7,247

Japan — 4.3%
ABC-Mart	500	29
Acom*	8,900	30
Advantest	3,400	40

7	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Aeon	16,200	$202
AEON Financial Service	2,500	64
Aeon Mall	2,500	47
Air Water	4,000	71
Aisin Seiki	4,200	193
Ajinomoto	14,000	311
Alfresa Holdings	4,100	62
Amada Holdings	7,800	79
ANA Holdings	25,000	69
Aozora Bank	24,000	90
Asahi Glass	22,000	148
Asahi Group Holdings	9,200	296
Asahi Kasei	31,000	293
Asics	4,300	110
Astellas Pharma	50,600	790
Bandai Namco Holdings	3,900	80
Bank of Kyoto	7,000	77
Bank of Yokohama	28,000	179
Benesse Holdings	1,500	47
Bridgestone	15,600	655
Brother Industries	5,200	83
Calbee	1,700	69
Canon	26,700	956
Casio Computer	4,600	94
Central Japan Railway	3,400	610
Chiba Bank	17,000	140
Chiyoda	5,000	45
Chubu Electric Power	16,100	213
Chugai Pharmaceutical	4,900	150
Chugoku Bank	3,400	55
Chugoku Electric Power	6,400	94
Citizen Holdings	5,700	45
COLOPL*	1,000	21
Credit Saison	3,200	61
Dai Nippon Printing	12,000	125
Daicel	7,000	85
Daihatsu Motor	4,200	61
Dai-ichi Life Insurance	24,800	409
Daiichi Sankyo	14,300	249
Daikin Industries	5,600	379
Daito Trust Construction	1,700	199
Daiwa House Industry	13,800	309
Daiwa Securities Group	41,000	343
Denso	11,100	553
Dentsu	5,100	238
Don Quijote Holdings	1,600	122
East Japan Railway	7,900	699
Eisai	5,900	396
Electric Power Development	3,800	128
FamilyMart	1,200	52

Description	Shares	Market Value ($ Thousands)
FANUC	4,500	$997
Fast Retailing	1,300	514
Fuji Electric	12,000	57
Fuji Heavy Industries	13,600	457
FUJIFILM Holdings	10,700	405
Fujitsu	45,000	298
Fukuoka Financial Group	17,000	98
GungHo Online Entertainment	8,600	35
Gunma Bank	11,000	78
Hachijuni Bank	10,000	78
Hakuhodo DY Holdings	5,100	55
Hamamatsu Photonics	3,000	88
Hankyu Hanshin Holdings	29,000	175
Hikari Tsushin	500	33
Hino Motors	5,700	75
Hirose Electric	735	104
Hiroshima Bank	10,000	59
Hisamitsu Pharmaceutical	1,200	52
Hitachi	114,000	780
Hitachi Chemical	2,200	43
Hitachi Construction Machinery	2,400	43
Hitachi High-Technologies	1,200	35
Hitachi Metals	5,000	79
Hokuhoku Financial Group	27,000	65
Hokuriku Electric Power	3,700	55
Honda Motor	37,900	1,280
Hoya	10,400	403
Hulic	5,100	55
Ibiden	2,700	47
Idemitsu Kosan	2,000	39
IHI	33,000	152
Iida Group Holdings	4,400	60
Inpex	21,300	269
Isetan Mitsukoshi Holdings	7,300	119
Isuzu Motors	13,200	176
ITOCHU	38,200	472
Itochu Techno-Solutions	1,000	23
Iyo Bank	5,400	68
J Front Retailing	5,200	87
Japan Airlines	3,000	100
Japan Display	7,300	30
Japan Exchange Group	6,700	195
Japan Prime Realty Investment‡	17	61
Japan Real Estate Investment‡	27	128
Japan Retail Fund Investment‡	59	126
Japan Tobacco	25,900	911
JFE Holdings	11,700	265
JGC	5,000	104
Joyo Bank	15,000	82
JSR	4,000	69

8	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
JTEKT	4,400	$75
JX Holdings	57,300	250
Kajima	18,000	86
Kakaku.com	3,200	50
Kamigumi	5,000	50
Kaneka	5,000	35
Kansai Electric Power	15,500	156
Kansai Paint	5,000	90
Kao	12,400	596
Kawasaki Heavy Industries	31,000	160
KDDI	41,100	975
Keihan Electric Railway	11,000	64
Keikyu	10,000	80
Keio	15,000	116
Keisei Electric Railway	7,000	83
Keyence	1,100	591
Kikkoman	4,000	115
Kintetsu Group Holdings	40,000	142
Kirin Holdings	20,000	265
Kobe Steel	80,000	146
Koito Manufacturing	2,200	78
Komatsu	21,400	433
Konami	2,200	41
Konica Minolta	10,300	114
Kubota	26,000	408
Kuraray	7,500	102
Kurita Water Industries	2,200	57
Kyocera	7,600	398
Kyowa Hakko Kirin	5,000	73
Kyushu Electric Power	9,500	101
Lawson	1,500	108
LIXIL Group	6,000	126
M3	4,300	81
Mabuchi Motor	1,000	60
Makita	2,800	141
Marubeni	40,700	253
Marui Group	5,100	55
Maruichi Steel Tube	1,000	25
Mazda Motor	12,500	246
McDonald’s Holdings Japan	1,500	33
Medipal Holdings	2,900	40
MEIJI Holdings	1,500	172
Minebea	7,000	108
Miraca Holdings	1,200	60
Mitsubishi	32,300	699
Mitsubishi Chemical Holdings	29,800	186
Mitsubishi Electric	46,000	601
Mitsubishi Estate	29,000	684
Mitsubishi Gas Chemical	7,000	39
Mitsubishi Heavy Industries	70,000	391

Description	Shares	Market Value ($ Thousands)
Mitsubishi Logistics	3,000	$47
Mitsubishi Materials	24,000	87
Mitsubishi Motors	13,800	128
Mitsubishi Tanabe Pharma	4,900	83
Mitsubishi UFJ Financial Group	299,500	2,142
Mitsubishi UFJ Lease & Finance	11,100	60
Mitsui	39,000	548
Mitsui Chemicals	17,000	56
Mitsui Fudosan	22,000	655
Mitsui OSK Lines	25,000	88
Mixi	1,100	43
Mizuho Financial Group	542,200	1,036
MS&AD Insurance Group Holdings	12,000	345
Murata Manufacturing	4,700	667
Nabtesco	2,500	69
Nagoya Railroad	24,000	95
NEC	65,000	218
Nexon	2,900	37
NGK Insulators	6,000	136
NGK Spark Plug	3,900	110
NH Foods	5,000	109
NHK Spring	3,400	39
Nidec	5,000	374
Nikon	7,400	105
Nintendo	2,500	425
Nippon Building Fund‡	32	159
Nippon Electric Glass	10,000	57
Nippon Express	20,000	115
Nippon Paint Holdings	3,400	115
Nippon Prologis‡	30	65
Nippon Steel & Sumitomo Metal	177,000	463
Nippon Telegraph & Telephone	8,600	581
Nippon Yusen	34,000	107
Nissan Motor	59,900	626
Nisshin Seifun Group	4,400	52
Nissin Foods Holdings	1,200	58
Nitori Holdings	1,500	116
Nitto Denko	3,500	225
NOK	2,000	63
Nomura Holdings	83,300	538
Nomura Real Estate Holdings	2,800	57
Nomura Research Institute	2,400	95
NSK	12,000	189
NTT Data	2,700	121
NTT DOCOMO	35,200	625
NTT Urban Development	2,500	26
Obayashi	15,000	101
Odakyu Electric Railway	15,000	151
Oji Holdings	17,000	76
Olympus*	5,600	203

9	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Omron	5,200	$240
Ono Pharmaceutical	2,000	217
Oracle Japan	700	32
Oriental Land	4,800	325
ORIX	30,400	471
Osaka Gas	42,000	179
Otsuka	1,000	46
Otsuka Holdings	9,300	295
Panasonic	53,100	765
Park24	2,200	44
Rakuten	19,600	343
Recruit Holdings	3,100	105
Resona Holdings	51,500	276
Ricoh	17,900	187
Rinnai	700	53
Rohm	2,200	153
Sankyo	1,000	38
Sanrio	1,000	27
Santen Pharmaceutical	8,500	112
SBI Holdings	4,400	59
Secom	5,100	362
Sega Sammy Holdings	4,100	57
Seibu Holdings	2,500	73
Seiko Epson	6,200	109
Sekisui Chemical	10,000	134
Sekisui House	14,000	218
Seven & i Holdings	18,100	783
Seven Bank	13,200	71
Sharp	35,000	76
Shikoku Electric Power	3,900	53
Shimadzu	5,000	59
Shimamura	500	50
Shimano	1,800	257
Shimizu	16,000	116
Shin-Etsu Chemical	9,900	608
Shinsei Bank	37,000	76
Shionogi	7,000	231
Shiseido	8,000	145
Shizuoka Bank	12,000	133
Showa Shell Sekiyu	4,200	41
SMC	1,300	393
SoftBank	22,700	1,424
Sompo Japan Nipponkoa Holdings	8,100	266
Sony	27,300	831
Sony Financial Holdings	3,700	67
Stanley Electric	3,200	72
Sumitomo	27,400	325
Sumitomo Chemical	36,000	203
Sumitomo Dainippon Pharma	3,400	38
Sumitomo Electric Industries	18,300	260

Description	Shares	Market Value ($ Thousands)
Sumitomo Heavy Industries	12,000	$75
Sumitomo Metal Mining	12,000	177
Sumitomo Mitsui Financial Group	29,800	1,305
Sumitomo Mitsui Trust Holdings	79,000	350
Sumitomo Realty & Development	9,000	349
Sumitomo Rubber Industries	3,700	69
Suntory Beverage & Food	3,500	149
Suruga Bank	3,800	84
Suzuken	1,650	52
Suzuki Motor	8,500	276
Sysmex	3,200	178
T&D Holdings	15,000	217
Taiheiyo Cement	25,000	79
Taisei	22,000	128
Taisho Pharmaceutical Holdings	700	49
Taiyo Nippon Sanso	5,000	65
Takashimaya	9,000	84
Takeda Pharmaceutical	18,600	957
TDK	3,200	231
Teijin	20,000	68
Terumo	7,600	196
THK	2,500	64
Tobu Railway	22,000	105
Toho	2,400	60
Toho Gas	10,000	61
Tohoku Electric Power	9,800	123
Tokio Marine Holdings	16,400	672
Tokyo Electric Power*	32,100	131
Tokyo Electron	4,000	221
Tokyo Gas	55,000	318
Tokyo Tatemono	10,000	73
Tokyu	25,000	167
Tokyu Fudosan Holdings	10,700	80
TonenGeneral Sekiyu	7,000	67
Toppan Printing	12,000	101
Toray Industries	35,000	305
Toshiba	92,000	370
TOTO	7,000	99
Toyo Seikan Group Holdings	3,500	56
Toyo Suisan Kaisha	2,000	70
Toyoda Gosei	1,500	35
Toyota Industries	3,800	217
Toyota Motor	63,900	4,463
Toyota Tsusho	4,700	121
Trend Micro	2,200	75
Unicharm	8,400	212
United Urban Investment‡	54	86
USS	4,600	81
West Japan Railway	3,700	205
Yahoo Japan	37,000	152

10	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Yakult Honsha	2,000	$126
Yamada Denki	19,000	78
Yamaguchi Financial Group	5,000	63
Yamaha	3,700	67
Yamaha Motor	6,800	161
Yamato Holdings	9,100	204
Yamato Kogyo	700	17
Yamazaki Baking	2,000	36
Yaskawa Electric	4,700	65
Yokogawa Electric	4,600	54
Yokohama Rubber	5,000	54

		70,099

Luxembourg — 0.1%
Altice*	1,874	198
Altisource Portfolio Solutions*	1,300	32
ArcelorMittal	23,145	247
Millicom International Cellular	1,434	112
RTL Group	804	75
SES ADR	7,066	247
Tenaris	10,937	168
Trinseo*	1,000	23

		1,102

Macau — 0.0%
Sands China	59,200	242

Malaysia — 0.3%
AirAsia	46,300	30
Alliance Financial Group	34,500	46
AMMB Holdings	62,600	114
Astro Malaysia Holdings	58,900	52
Axiata Group	94,500	179
Berjaya Sports Toto	34,500	32
British American Tobacco	5,600	105
Bumi Armada	76,700	26
CIMB Group Holdings	170,897	283
Dialog Group	140,600	64
DiGi.Com	111,500	188
Felda Global Ventures Holdings	51,700	30
Gamuda	71,300	105
Genting	76,000	187
Genting Malaysia	110,500	133
Genting Plantations	7,600	21
Hong Leong Bank	24,300	96
Hong Leong Financial Group	6,700	30
IHH Healthcare	79,900	133
IJM	46,100	95
IOI	100,400	122
IOI Properties Group	67,316	40

Description	Shares	Market Value ($ Thousands)
Kuala Lumpur Kepong	16,900	$105
Lafarge Malaysia	20,000	54
Malayan Banking	165,300	427
Malaysia Airports Holdings	32,874	60
Maxis	69,700	136
MISC	42,800	110
Petronas Chemicals Group	91,400	151
Petronas Dagangan	8,500	51
Petronas Gas	22,300	142
PPB Group	15,900	68
Public Bank	96,000	525
RHB Capital	26,020	58
SapuraKencana Petroleum	135,900	102
Sime Darby	107,696	274
Telekom	42,400	88
Tenaga Nasional	104,500	421
UEM Sunrise	87,500	32
UMW Holdings	20,300	61
YTL	162,100	76
YTL Power International	47,100	21

		5,073

Mexico — 0.4%
Alfa, Cl A	103,100	209
America Movil	1,229,900	1,287
Arca Continental	14,700	90
Cemex*	460,616	444
Coca-Cola Femsa	15,400	123
Controladora Comercial Mexicana	16,200	52
El Puerto de Liverpool	6,900	76
Fibra Uno Administracion‡	86,000	214
Fomento Economico Mexicano	71,000	642
Genomma Lab Internacional, Cl B*	28,000	33
Gentera	39,200	67
Gruma, Cl B	6,400	77
Grupo Aeroportuario del Pacifico, Cl B	10,900	77
Grupo Aeroportuario del Sureste, Cl B	7,600	107
Grupo Bimbo, Ser A*	60,100	161
Grupo Carso	20,900	87
Grupo Comercial Chedraui	11,400	34
Grupo Financiero Banorte, Cl O	91,100	516
Grupo Financiero Inbursa, Cl O	85,200	203
Grupo Financiero Santander Mexico, Cl B	66,700	136
Grupo Lala, Cl B	22,700	46
Grupo Mexico	139,200	430
Grupo Televisa	93,900	683
Industrias Penoles	5,365	91
Kimberly-Clark de Mexico, Cl A	55,900	123
Mexichem	34,500	99

11	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Minera Frisco*	21,400	$18
OHL Mexico*	27,400	55
Promotora y Operadora de Infraestructura*	11,000	126
Wal-Mart de Mexico	191,900	451

		6,757

Netherlands — 1.1%
Aegon	41,347	327
Airbus Group	13,865	963
Akzo Nobel	5,989	459
ASML Holding	8,211	890
Boskalis Westminster	1,869	97
Chicago Bridge & Iron	4,500	214
Cimpress*	3,000	252
Delta Lloyd	4,312	82
Frank’s International	1,500	31
Gemalto	1,716	160
Heineken	5,441	429
Heineken Holding	2,193	153
ING Groep*	90,119	1,393
James Hardie Industries	12,173	140
Koninklijke Ahold	21,190	411
Koninklijke DSM	4,007	229
Koninklijke KPN	77,496	287
Koninklijke Philips	21,719	624
Koninklijke Vopak	1,537	81
LyondellBasell Industries, Cl A	19,000	1,967
Nielsen	13,200	593
NN Group*	4,360	127
OCI*	1,794	54
QIAGEN*	17,131	411
Randstad Holding	3,153	188
Reed Elsevier	15,875	383
Royal Dutch Shell, Cl A	91,159	2,885
Royal Dutch Shell, Cl B	56,845	1,830
STMicroelectronics	16,314	130
TNT Express	9,234	79
Unilever	38,298	1,677
Wolters Kluwer	7,260	235

		17,781

New Zealand — 0.0%
Auckland International Airport	20,790	73
Contact Energy	7,823	34
Fletcher Building	15,088	95
Meridian Energy	37,972	73
Mighty River Power	15,000	34
Ryman Healthcare	8,015	50

Description	Shares	Market Value ($ Thousands)
Spark New Zealand	41,949	$95

		454

Norway — 0.1%
Aker Solutions	3,236	20
DNB	22,098	393
Gjensidige Forsikring	4,201	73
Nordic American Tankers	8,500	104
Norsk Hydro	28,750	136
Orkla	19,551	153
Seadrill	9,430	120
Statoil	24,989	527
Telenor	17,211	389
Yara International	4,257	218

		2,133

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	2,800	89
Copa Holdings, Cl A	1,500	166

		255

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	6,600	74
Credicorp	2,100	320

		394

Philippines — 0.1%
Aboitiz Equity Ventures	65,890	84
Aboitiz Power	47,400	46
Alliance Global Group	73,200	42
Ayala	7,610	133
Ayala Land	253,300	220
Bank of the Philippine Islands	25,710	58
BDO Unibank	49,760	122
DMCI Holdings	143,300	48
Energy Development	300,600	55
Globe Telecom	1,280	63
International Container Terminal Services	17,270	43
JG Summit Holdings	80,450	129
Jollibee Foods	14,210	63
Megaworld	497,000	59
Metro Pacific Investments	472,300	48
Metropolitan Bank & Trust	12,478	26
Philippine Long Distance Telephone	3,370	210
SM Investments	5,060	102
SM Prime Holdings	291,300	122

12	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Universal Robina	26,480	$130

		1,803

Poland — 0.2%
Alior Bank*	2,102	51
Bank Millennium	17,357	35
Bank Pekao	5,003	260
Bank Zachodni	1,165	120
Cyfrowy Polsat	8,852	62
Energa	9,269	64
Getin Noble Bank*	47,241	23
Grupa Azoty	2,181	50
KGHM Polska Miedz	5,814	204
LPP*	35	74
mBank*	601	78
Orange Polska	23,314	66
PGE Polska Grupa Energetyczna	31,392	180
Polski Koncern Naftowy Orlen	12,099	230
Polskie Gornictwo Naftowe i Gazownictwo	69,727	126
Powszechna Kasa Oszczednosci Bank Polski	33,719	337
Powszechny Zaklad Ubezpieczen	2,371	309
Tauron Polska Energia	46,041	61

		2,330

Portugal — 0.0%
Banco Comercial Portugues, Cl R*	776,174	77
Energias de Portugal	54,090	216
Galp Energia SGPS	8,170	112
Jeronimo Martins SGPS	5,457	80

		485

Qatar — 0.1%
Barwa Real Estate	33,069	456
Commercial Bank of Qatar	5,733	89
Doha Bank QSC	5,156	77
Industries Qatar QSC	3,869	154
Masraf Al Rayan	13,701	183
Ooredoo QSC	3,323	91
Qatar Electricity & Water	1,698	99
Qatar Islamic Bank SAQ	2,971	82
Qatar National Bank SAQ	3,887	211
Vodafone Qatar	14,995	70

		1,512

Russia — 0.4%
Gazprom ADR	214,927	1,264
Lukoil ADR	18,533	950
Magnit GDR	8,884	490

Description	Shares	Market Value ($ Thousands)
Magnit PJSC GDR	560	$31
MegaFon GDR	3,552	61
MegaFon OAO GDR	3,000	51
MMC Norilsk Nickel ADR	20,392	383
Mobile TeleSystems ADR	18,800	227
NOVATEK OAO GDR	3,308	322
Rosneft GDR	42,361	209
Rostelecom*	10,847	102
RusHydro JSC ADR	92,784	112
Sberbank of Russia ADR	93,154	556
Severstal PAO GDR	8,478	94
Sistema GDR	14,716	111
Surgutneftegas OAO ADR	55,123	399
Tatneft OAO ADR	8,571	294
Uralkali GDR	9,861	146
VTB Bank GDR	94,131	234

		6,036

Singapore — 0.4%
Ascendas‡	44,000	82
Avago Technologies, Cl A	11,500	1,344
CapitaCommercial Trust‡	45,000	58
CapitaLand	64,000	178
CapitaMall Trust‡	52,000	86
City Developments	10,000	81
ComfortDelGro	45,000	104
DBS Group Holdings	39,000	621
Global Logistic Properties	79,000	164
Golden Agri-Resources	152,000	48
Hutchison Port Holdings Trust, Cl U	121,000	82
Jardine Cycle & Carriage	3,000	92
Keppel	35,000	230
Oversea-Chinese Banking	69,000	556
Sembcorp Industries	22,000	75
Sembcorp Marine	17,000	38
Singapore Airlines	12,000	111
Singapore Exchange	21,000	135
Singapore Press Holdings	34,000	108
Singapore Technologies Engineering	34,000	93
Singapore Telecommunications	182,000	609
StarHub	12,000	38
Suntec Real Estate Investment Trust‡	53,000	71
United Overseas Bank	31,000	573
UOL Group	10,000	60
Wilmar International	41,000	101
Yangzijiang Shipbuilding Holdings	42,000	46

		5,784

13	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Slovak Republic — 0.0%
Celltrion	2,170	$173

South Africa — 0.7%
African Rainbow Minerals	4,672	42
Anglo American Platinum*	2,214	61
AngloGold Ashanti	14,830	167
Aspen Pharmacare Holdings	11,791	357
Assore	1,181	11
Barclays Africa Group	12,536	200
Barloworld	8,659	69
Bidvest Group	11,801	319
Brait*	12,294	93
Coronation Fund Managers	8,397	64
Discovery	12,354	137
Exxaro Resources	4,845	39
FirstRand	114,433	544
Foschini Group	6,867	101
Gold Fields	28,020	127
Growthpoint Properties‡	81,981	191
Impala Platinum Holdings	19,848	110
Imperial Holdings	6,767	113
Investec	9,417	89
Kumba Iron Ore	2,725	37
Liberty Holdings	4,358	60
Life Healthcare Group Holdings	32,239	110
Massmart Holdings	3,731	47
Mediclinic International	14,456	153
MMI Holdings	35,071	99
Mr Price Group	8,822	188
MTN Group	61,351	1,226
Nampak	23,353	83
Naspers, Cl N	14,600	2,285
Nedbank Group	7,066	152
Netcare	35,590	124
Pick n Pay Stores	8,125	39
PPC	18,430	26
Rand Merchant Insurance Holdings	22,979	90
Redefine Properties‡	126,758	128
Remgro	17,759	393
Resilient Property Income Fund	8,755	73
RMB Holdings	25,034	150
Sanlam	67,973	438
Sappi*	18,465	75
Sasol	20,400	820
Shoprite Holdings	16,931	241
SPAR Group	5,656	90
Standard Bank Group	44,783	654
Steinhoff International Holdings	77,178	488
Telkom SOC	8,367	57

Description	Shares	Market Value ($ Thousands)
Tiger Brands	5,823	$151
Truworths International	14,102	102
Tsogo Sun Holdings	17,678	41
Vodacom Group	13,046	162
Woolworths Holdings	34,363	257

		11,873

South Korea — 1.4%
Amorepacific	118	427
AMOREPACIFIC Group	102	155
BNK Financial Group	6,117	92
Cheil Industries*	600	89
Cheil Worldwide	2,700	58
CJ	495	88
CJ CheilJedang	258	101
CJ Korea Express*	211	40
Coway	1,951	164
Daelim Industrial	1,011	78
Daewoo Engineering & Construction*	4,074	27
Daewoo International	1,670	49
Daewoo Securities	6,597	104
Daewoo Shipbuilding & Marine Engineering	3,834	65
Daum Kakao	941	95
DGB Financial Group	5,253	60
Dongbu Insurance	1,483	76
Doosan	249	29
Doosan Heavy Industries & Construction	2,165	62
Doosan Infracore*	5,079	56
E-Mart	713	147
GS Engineering & Construction	1,732	52
GS Holdings	1,617	76
Halla Visteon Climate Control	1,293	49
Hana Financial Group	10,657	315
Hankook Tire	2,518	106
Hanwha	1,490	59
Hanwha Chemical	3,629	58
Hanwha Life Insurance	6,806	50
Hite Jinro	4,792	101
Hotel Shilla	1,138	114
Hyosung	757	84
Hyundai Department Store	483	66
Hyundai Development -Engineering & Construction	1,956	105
Hyundai Engineering & Construction	2,494	121
Hyundai Glovis	444	98
Hyundai Heavy Industries	1,489	194
Hyundai Marine & Fire Insurance	2,209	59
Hyundai Merchant Marine*	2,976	26
Hyundai Mipo Dockyard	388	32

14	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Hyundai Mobis	2,547	$562
Hyundai Motor	7,776	1,226
Hyundai Steel	2,592	190
Hyundai Wia	533	76
Industrial Bank of Korea	8,743	121
Kangwon Land	4,068	139
KB Financial Group	14,189	542
KCC	360	185
KEPCO Plant Service & Engineering	610	55
Kia Motors	9,920	459
Korea Aerospace Industries	1,857	114
Korea Electric Power	9,441	413
Korea Gas	901	39
Korea Investment Holdings	1,396	90
Korea Zinc	318	142
Korean Air Lines*	1,161	50
KT	2,271	67
KT&G	3,831	340
Kumho Petrochemical	484	39
LG	3,496	217
LG Chemical	1,736	442
LG Display	8,090	225
LG Electronics	3,928	221
LG Household & Health Care	345	254
LG Innotek	498	46
LG Uplus	6,523	65
Lotte Chemical	513	120
Lotte Confectionery	24	42
Lotte Shopping	372	90
LS	708	36
LS Industrial Systems*	643	35
Mirae Asset Securities	905	50
NAVER	975	591
NCSoft	568	108
NH Investment & Securities	4,492	63
OCI	573	53
Orion	123	144
Paradise	1,623	38
POSCO	2,401	564
S-1, Cl 1	633	47
Samsung C&T	4,360	233
Samsung Card	1,062	41
Samsung Electro-Mechanics	2,118	133
Samsung Electronics	4,391	5,775
Samsung Fire & Marine Insurance	1,219	321
Samsung Heavy Industries	5,863	99
Samsung Life Insurance	2,209	216
Samsung SDI	2,024	227
Samsung SDS	1,470	351
Samsung Securities	2,183	133

Description	Shares	Market Value ($ Thousands)
Shinhan Financial Group	15,666	$646
Shinsegae	208	39
SK C&C	738	175
SK Holdings	855	148
SK Hynix	21,206	913
SK Innovation	2,059	227
SK Networks	4,386	32
SK Telecom	346	93
S-Oil	1,531	105
Woori Bank	10,287	103
Yuhan	272	59

		22,196

Spain — 0.7%
Abertis Infraestructuras	9,803	181
ACS Actividades de Construccion y Servicios	3,752	133
Aena* (A)	1,387	130
Amadeus IT Holding, Cl A	10,812	495
Banco Bilbao Vizcaya Argentaria	151,306	1,526
Banco de Sabadell*	100,845	271
Banco Popular Espanol	41,312	216
Banco Santander	338,654	2,564
Bankia*	112,528	157
Bankinter	14,931	113
CaixaBank	53,992	271
Cemex Latam Holdings*	6,383	35
Distribuidora Internacional de Alimentacion	13,196	106
Enagas	4,324	133
Endesa	7,341	146
Ferrovial	10,313	235
Gas Natural SDG	8,866	218
Grifols	3,167	135
Iberdrola	119,920	803
Inditex	25,065	805
International Consolidated Airlines Group*	21,145	177
Mapfre	19,494	73
Red Electrica	2,525	212
Repsol	25,015	516
Telefonica	104,723	1,601
Zardoya Otis	3,770	49

		11,301

Sweden — 0.6%
Alfa Laval	6,808	127
Assa Abloy, Cl B	8,058	468
Atlas Copco, Cl A	16,157	504
Atlas Copco, Cl B	9,103	253

15	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Boliden	5,796	$126
Electrolux	6,023	181
Elekta, Cl B	7,956	74
Getinge, Cl B	4,324	105
Hennes & Mauritz, Cl B	22,315	888
Hexagon, Cl B	6,206	230
Husqvarna, Cl B	8,656	64
ICA Gruppen	1,714	64
Industrivarden, Cl C	4,539	94
Investment Kinnevik, Cl B	5,585	193
Investor, Cl B	11,027	449
Lundin Petroleum*	4,667	75
Nordea Bank	71,373	908
Sandvik	24,817	312
Securitas, Cl B	6,524	98
Skandinaviska Enskilda Banken, Cl A	36,653	464
Skanska, Cl B	9,253	206
SKF, Cl B	9,643	236
Svenska Cellulosa, Cl B	13,368	338
Svenska Handelsbanken, Cl A	11,863	548
Swedbank, Cl A	21,543	502
Swedish Match	4,297	132
Tele2, Cl B	6,822	91
Telefonaktiebolaget LM Ericsson, Cl B	71,569	784
TeliaSonera	60,048	374
Volvo, Cl B	35,280	485

		9,373

Switzerland — 1.8%
ABB	51,551	1,132
Actelion	2,383	315
Adecco	3,949	323
Aryzta*	1,863	126
Baloise Holding	1,109	145
Barry Callebaut	49	59
Chocoladefabriken Lindt & Sprungli	25	255
Cie Financiere Richemont	12,238	1,093
Coca-Cola HBC	4,280	91
Credit Suisse Group	35,977	952
EMS-Chemie Holding	176	74
Geberit	875	311
Givaudan	217	408
Holcim	5,374	434
Julius Baer Group	5,221	275
Kuehne + Nagel International	1,185	178
Lonza Group	1,236	176
Nestle	75,297	5,859
Novartis	53,609	5,530
Pargesa Holding	662	48
Partners Group Holding	374	118

Description	Shares	Market Value ($ Thousands)
Roche Holding	16,382	$4,711
Schindler Holding	1,444	244
SGS	131	255
Sika	53	183
Sonova Holding	1,398	194
Sulzer	471	53
Swatch Group	1,829	430
Swiss Life Holding	830	197
Swiss Prime Site*	1,233	108
Swiss Re	8,197	727
Swisscom	534	317
Syngenta	2,227	747
Transocean	8,041	144
UBS	82,244	1,646
UBS Group*	3,151	63
Zurich Insurance Group	3,498	1,081

		29,002

Taiwan — 0.1%
Advanced Semiconductor Engineering ADR	34,600	247
Siliconware Precision Industries ADR	2,000	16
Taiwan Semiconductor Manufacturing ADR	54,000	1,320

		1,583

Thailand — 0.2%
Advanced Info Service	34,600	252
Airports of Thailand	13,200	116
Bangkok Bank	17,100	96
Bangkok Dusit Medical Services	98,100	60
Banpu	33,600	30
BEC World	31,400	38
BTS Group Holdings	178,100	50
Bumrungrad Hospital	11,000	53
Central Pattana	50,100	64
Charoen Pokphand Foods	89,600	61
CP ALL	145,900	186
Delta Electronics Thailand	15,500	39
Energy Absolute	35,600	28
Fabrinet*	3,300	60
Glow Energy	16,600	43
Home Product Center	128,400	28
Indorama Ventures	38,500	29
IRPC	308,700	43
Kasikornbank	98,800	629
Krung Thai Bank	107,700	65
Minor International	58,740	59
PTT	35,700	385
PTT Exploration & Production	45,100	160

16	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
PTT Global Chemical	54,200	$106
Siam Cement	24,800	405
Siam Commercial Bank	49,300	238
Thai Oil	25,200	45
Thai Union Frozen Products	56,800	35
TMB Bank	404,000	32
True*	272,300	101

		3,536

Turkey — 0.1%
Akbank	66,282	193
Anadolu Efes Biracilik Ve Malt Sanayii	7,089	60
Arcelik	8,029	43
BIM Birlesik Magazalar	7,535	140
Coca-Cola Icecek	2,729	46
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	79,451	92
Enka Insaat ve Sanayi	17,513	38
Eregli Demir ve Celik Fabrikalari	54,115	91
Ford Otomotiv Sanayi	2,969	37
Haci Omer Sabanci Holding	35,891	131
KOC Holding	23,863	113
Petkim Petrokimya Holding	15,938	22
TAV Havalimanlari Holding	5,816	51
Tofas Turk Otomobil Fabrikasi	5,268	32
Tupras Turkiye Petrol Rafinerileri	4,468	108
Turk Hava Yollari*	22,706	75
Turk Telekomunikasyon	17,591	49
Turkcell Iletisim Hizmetleri	33,331	148
Turkiye Garanti Bankasi	84,900	270
Turkiye Halk Bankasi	23,324	118
Turkiye Is Bankasi, Cl C	58,070	131
Turkiye Sise ve Cam Fabrikalari	23,684	30
Turkiye Vakiflar Bankasi TAO, Cl D	29,222	52
Ulker Biskuvi Sanayi	5,659	43
Yapi ve Kredi Bankasi	31,711	50

		2,163

United Kingdom — 3.7%
3i Group	23,290	181
Abengoa Yield	2,700	92
Aberdeen Asset Management	23,031	168
Admiral Group	4,215	101
Aggreko	5,490	139
Amec Foster Wheeler	9,820	139
Anglo American	32,446	551
Antofagasta	8,507	102
Aon	12,500	1,203
ARM Holdings	33,844	579
Ashtead Group	11,148	193

Description	Shares	Market Value ($ Thousands)
Associated British Foods	8,082	$355
AstraZeneca	29,406	2,032
Aviva	94,437	765
Babcock International Group	7,640	118
BAE Systems	74,839	584
Barclays	385,007	1,511
BG Group	78,832	1,433
BHP Billiton	49,454	1,186
BP	424,104	3,064
British American Tobacco	43,362	2,394
British Land‡	23,135	296
BT Group, Cl A	188,852	1,323
Bunzl	7,869	222
Burberry Group	10,312	276
Capita	15,390	271
Carnival	4,351	200
Centrica	119,314	468
Cobham	24,260	111
Compass Group	38,996	693
Croda International	2,881	126
Diageo	59,077	1,645
Direct Line Insurance Group	37,753	185
Dixons Carphone	25,823	168
easyJet	3,363	94
Fresnillo	4,891	54
G4S	33,521	151
GKN	38,753	209
GlaxoSmithKline	113,847	2,650
Glencore	262,595	1,252
Hammerson‡	19,159	197
Hargreaves Lansdown	4,998	94
HSBC Holdings	447,072	4,453
ICAP	13,821	118
IMI	5,751	111
Imperial Tobacco Group	22,443	1,101
Inmarsat	9,036	140
InterContinental Hotels Group	5,523	238
Intertek Group	3,502	141
Intu Properties‡	22,465	118
Investec PLC	11,506	111
ITV	88,725	346
J Sainsbury	26,551	111
Johnson Matthey	4,773	245
Kingfisher	54,982	297
Land Securities Group‡	18,041	346
Legal & General Group	138,924	555
Lloyds Banking Group	1,332,948	1,585
London Stock Exchange Group	7,473	293
Marks & Spencer Group	37,914	322
Meggitt	17,203	140

17	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Melrose Industries	21,431	$87
Merlin Entertainments (A)	18,837	126
National Grid	88,827	1,200
Next	3,506	396
Old Mutual	111,402	402
Pearson	18,892	383
Persimmon	7,226	189
Petrofac	5,484	74
Prudential	60,385	1,512
Randgold Resources	1,926	147
Reckitt Benckiser Group	15,199	1,361
Reed Elsevier PLC	26,737	445
Rexam	18,107	161
Rio Tinto	29,496	1,308
Rolls-Royce Holdings	43,794	704
Rowan, Cl A	5,400	114
Royal Bank of Scotland Group*	56,972	296
Royal Mail	13,246	95
RSA Insurance Group	24,209	159
SABMiller	22,634	1,205
Sage Group	23,346	174
Schroders	3,316	165
Segro‡	20,385	134
Severn Trent	6,008	196
Shire PLC	13,833	1,134
Sky	23,442	388
Smith & Nephew	21,063	362
Smiths Group	8,726	154
Sports Direct International*	5,694	54
SSE	23,015	547
Standard Chartered	58,133	956
Standard Life	44,334	319
Subsea 7	5,934	66
Tate & Lyle	11,551	106
Tesco	189,396	643
Travis Perkins	5,891	188
Tullow Oil	20,022	127
Unilever	29,060	1,280
United Utilities Group	16,001	239
Vodafone Group	616,876	2,186
Weir Group	4,574	132
Whitbread	4,159	336
William Hill	18,197	101
WM Morrison Supermarkets	55,392	159
Wolseley	6,054	360
WPP	31,129	730

		59,946

Description	Shares	Market Value ($ Thousands)
United States — 67.9%

Consumer Discretionary — 9.0%
1-800-Flowers.com, Cl A*	2,000	$21
2U*	900	24
A H Belo, Cl A	1,600	11
Aaron’s	2,700	92
Abercrombie & Fitch, Cl A	3,100	70
Advance Auto Parts	3,400	486
Aeropostale*	6,600	20
Amazon.com*	17,100	7,212
AMC Entertainment Holdings, Cl A	1,800	54
AMC Networks, Cl A*	2,900	219
American Axle & Manufacturing
Holdings*	6,100	152
American Eagle Outfitters	18,000	286
American Public Education*	1,500	42
America’s Car-Mart*	700	36
ANN*	4,400	167
Apollo Education Group, Cl A*	4,100	69
Aramark	1,700	52
Arctic Cat	1,100	39
Asbury Automotive Group*	2,500	210
Ascena Retail Group*	5,500	82
Ascent Capital Group, Cl A*	1,200	48
AutoNation*	3,000	185
AutoZone*	1,500	1,009
Barnes & Noble*	3,900	85
Beazer Homes USA*	2,300	40
bebe stores	2,600	9
Bed Bath & Beyond*	8,400	592
Belmond, Cl A*	9,000	111
Best Buy	13,500	468
Big 5 Sporting Goods	1,600	22
Big Lots	2,500	114
Biglari Holdings*	150	55
BJ’s Restaurants*	1,900	89
Black Diamond*	1,900	17
Bloomin’ Brands	7,100	161
Blue Nile*	1,000	27
Bob Evans Farms	2,200	95
Bon-Ton Stores	1,200	9
Boot Barn Holdings*	300	7
BorgWarner	10,500	622
Boyd Gaming*	7,300	96
Bravo Brio Restaurant Group*	1,600	24
Bridgepoint Education*	1,500	13
Bright Horizons Family Solutions*	2,800	141
Brinker International	3,200	177
Brown Shoe	3,900	116
Brunswick	8,500	425

18	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Buckle	2,680	$120
Buffalo Wild Wings*	1,765	281
Build-A-Bear Workshop, Cl A*	1,000	18
Burlington Stores*	2,600	134
Cabela’s*	2,100	111
Cablevision Systems, Cl A	8,200	164
Caesars Acquisition, Cl A*	3,900	25
Caesars Entertainment*	4,700	45
Callaway Golf	7,600	74
Capella Education	1,000	54
Career Education*	5,600	24
CarMax*	10,000	681
Carmike Cinemas*	2,300	69
Carnival	19,400	853
Carriage Services, Cl A	1,700	40
Carrols Restaurant Group*	3,000	27
Carter’s	2,500	250
Cato, Cl A	2,600	102
Cavco Industries*	800	52
CBS, Cl B	22,200	1,379
Century Communities*	500	10
Charter Communications, Cl A*	3,600	673
Cheesecake Factory	4,700	236
Chegg*	7,400	55
Chico’s FAS	6,500	110
Children’s Place	2,000	121
Chipotle Mexican Grill, Cl A*	1,400	870
Choice Hotels International	1,400	84
Christopher & Banks*	3,000	18
Churchill Downs	1,200	143
Chuy’s Holdings*	1,400	32
Cinedigm, Cl A*	5,800	5
Cinemark Holdings	5,500	234
Citi Trends*	1,300	30
Clear Channel Outdoor Holdings, Cl A	1,700	19
ClubCorp Holdings	2,300	50
Coach	12,200	466
Collectors Universe	600	14
Columbia Sportswear	2,500	157
Comcast, Cl A	117,600	6,793
Conn’s*	2,500	70
Container Store Group*	1,500	27
Cooper Tire & Rubber	5,400	229
Cooper-Standard Holding*	1,200	73
Core-Mark Holding	2,100	111
Cracker Barrel Old Country Store	1,800	238
Crocs*	7,600	100
Crown Media Holdings, Cl A*	2,900	11
CSS Industries	1,000	28
CST Brands	3,200	133

Description	Shares	Market Value ($ Thousands)
Culp	700	$18
Cumulus Media, Cl A*	13,300	30
Daily Journal*	100	20
Dana Holding	15,700	339
Darden Restaurants	5,900	376
Dave & Buster’s Entertainment*	800	25
Deckers Outdoor*	1,400	104
Del Frisco’s Restaurant Group*	2,100	42
Denny’s*	8,300	86
Destination Maternity	1,200	14
Destination XL Group*	2,800	14
DeVry Education Group	2,600	79
Dex Media*	1,300	3
Diamond Resorts International*	3,300	106
Dick’s Sporting Goods	4,500	244
Dillard’s, Cl A	1,100	145
DineEquity	1,500	145
DIRECTV*	21,300	1,932
Discovery Communications, Cl A*	10,300	333
Discovery Communications, Cl C*	10,300	311
DISH Network, Cl A*	9,800	663
Dixie Group*	1,300	13
Dollar General	14,300	1,040
Dollar Tree*	9,400	718
Domino’s Pizza	2,600	280
Dorman Products*	2,587	121
DR Horton	14,200	361
DreamWorks Animation SKG, Cl A*	3,000	78
Drew Industries	2,200	125
DSW, Cl A	3,100	112
Dunkin’ Brands Group	4,600	240
El Pollo Loco Holdings*	700	18
Empire Resorts*	1,100	6
Entercom Communications, Cl A*	2,000	24
Entravision Communications, Cl A	4,900	32
Eros International*	2,300	41
Escalade	900	16
Ethan Allen Interiors	2,200	53
EVINE Live*	3,400	20
EW Scripps, Cl A	5,163	120
Expedia	4,600	433
Express*	7,800	127
Family Dollar Stores	4,300	336
Famous Dave’s of America*	400	11
Federal-Mogul Holdings*	2,500	32
Fiesta Restaurant Group*	2,500	126
Finish Line, Cl A	4,400	108
Five Below*	5,100	172
Flexsteel Industries	400	14
Foot Locker	6,700	398

19	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Ford Motor	177,300	$2,801
Fossil Group*	2,000	168
Fox Factory Holding*	900	14
Francesca’s Holdings*	4,200	71
Fred’s, Cl A	3,600	61
FTD*	1,900	54
Fuel Systems Solutions*	1,200	13
Gaiam, Cl A*	1,300	9
GameStop, Cl A	4,800	185
Gannett	10,200	350
Gap	11,400	452
Garmin	5,700	258
General Motors	73,300	2,570
Genesco*	2,200	149
Gentex	13,500	234
Gentherm*	3,300	174
Genuine Parts	6,900	620
G-III Apparel Group*	1,800	200
Global Eagle Entertainment*	3,900	50
GNC Holdings, Cl A	4,100	177
Goodyear Tire & Rubber	12,600	357
GoPro, Cl A*	1,000	50
Graham Holdings, Cl B	200	205
Grand Canyon Education*	4,300	195
Gray Television*	4,900	65
Group 1 Automotive	2,200	174
Groupon, Cl A*	20,200	140
Guess?	5,700	104
H&R Block	12,200	369
Habit Restaurants, Cl A*	500	17
Hanesbrands	18,000	559
Harley-Davidson	10,000	562
Harman International Industries	3,100	404
Harte-Hanks	4,200	29
Hasbro	5,200	368
Haverty Furniture	1,700	37
Helen of Troy*	2,600	228
Hemisphere Media Group*	300	4
hhgregg*	1,000	6
Hibbett Sports*	2,400	112
Hilton Worldwide Holdings*	6,500	188
Home Depot	62,300	6,665
Houghton Mifflin Harcourt*	9,900	226
Hovnanian Enterprises, Cl A*	9,700	30
HSN	3,100	194
Hyatt Hotels, Cl A*	1,700	99
Iconix Brand Group*	4,400	116
Ignite Restaurant Group*	600	2
Installed Building Products*	700	15
International Speedway, Cl A	2,600	95

Description	Shares	Market Value ($ Thousands)
Interpublic Group	18,900	$394
Interval Leisure Group	3,700	92
Intrawest Resorts Holdings*	1,200	12
iRobot*	2,600	84
Isle of Capri Casinos*	1,800	26
ITT Educational Services*	2,000	11
Jack in the Box	3,700	321
JAKKS Pacific*	1,600	11
Jamba*	1,400	22
Jarden*	8,700	445
JC Penney*	12,800	106
John Wiley & Sons, Cl A	1,800	102
Johnson Controls	30,200	1,522
Johnson Outdoors, Cl A	400	13
Journal Media Group*	2,852	27
K12*	2,800	45
Kate Spade*	6,000	196
KB Home	8,000	116
Kirkland’s*	1,300	31
Kohl’s	9,500	681
Krispy Kreme Doughnuts*	6,200	110
L Brands	11,100	992
La Quinta Holdings*	4,100	99
Lands’ End*	1,700	50
Las Vegas Sands	16,900	894
La-Z-Boy, Cl Z	4,800	126
LeapFrog Enterprises, Cl A*	5,500	12
Lear	3,700	411
Lee Enterprises*	4,400	13
Leggett & Platt	6,400	272
Lennar, Cl A	8,400	385
LGI Homes*	1,100	18
Libbey	2,000	79
Liberty Broadband, Cl A*	1,000	54
Liberty Broadband, Cl C*	3,070	167
Liberty Interactive, Cl A*	22,500	647
Liberty Media*	12,600	480
Liberty Tax	300	8
Liberty TripAdvisor Holdings, Cl A*	3,000	89
Liberty Ventures, Ser A*	6,600	275
Life Time Fitness*	3,800	272
LifeLock*	7,200	105
Lifetime Brands	900	13
Lithia Motors, Cl A	2,100	209
Live Nation Entertainment*	7,200	180
LKQ*	13,900	376
Loral Space & Communications*	1,200	83
Lowe’s	46,500	3,202
Lumber Liquidators Holdings*	2,500	69
M/I Homes*	2,400	54

20	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Macy’s	15,100	$976
Madison Square Garden, Cl A*	2,900	233
Malibu Boats, Cl A*	700	15
Marcus	1,500	29
Marine Products	900	6
MarineMax*	2,400	53
Marriott International, Cl A	9,700	777
Marriott Vacations Worldwide	2,500	206
Martha Stewart Living Omnimedia, Cl A*	2,500	14
Mattel	14,700	414
Mattress Firm Holding*	1,400	83
McClatchy, Cl A*	5,300	7
McDonald’s	45,100	4,354
MDC Holdings	3,600	97
Media General*	7,100	120
Men’s Wearhouse	4,400	249
Meredith	3,200	167
Meritage Homes*	3,600	154
Metaldyne Performance Group	1,000	18
MGM Resorts International*	16,300	345
Michael Kors Holdings*	9,200	569
Michaels*	1,900	49
Modine Manufacturing*	4,700	58
Mohawk Industries*	2,700	468
Monarch Casino & Resort*	900	16
Monro Muffler Brake	2,800	168
Morgans Hotel Group*	2,500	17
Morningstar	800	61
Motorcar Parts of America*	1,600	47
Movado Group	1,600	47
Murphy USA*	2,200	144
NACCO Industries, Cl A	400	20
Nathan’s Famous	300	12
National CineMedia	5,600	85
Nautilus*	3,100	52
Netflix*	2,700	1,503
New Home*	700	10
New Media Investment Group	4,000	93
New York & Company*	2,500	6
New York Times, Cl A	12,800	171
Newell Rubbermaid	12,300	469
News, Cl A*	22,400	353
Nexstar Broadcasting Group, Cl A	2,800	164
NIKE, Cl B	31,900	3,153
Noodles, Cl A*	900	18
Nordstrom	6,200	468
Norwegian Cruise Line Holdings*	4,300	209
Nutrisystem	2,500	48
NVR*	200	265
Office Depot*	49,200	454

Description	Shares	Market Value ($ Thousands)
Omnicom Group	11,800	$894
Orbitz Worldwide*	5,200	61
O’Reilly Automotive*	4,800	1,046
Outerwall	1,700	113
Overstock.com*	1,000	21
Oxford Industries	1,300	103
Pacific Sunwear of California*	4,200	9
Panera Bread, Cl A*	1,200	219
Papa John’s International	2,894	178
Papa Murphy’s Holdings*	400	7
Penn National Gaming*	7,100	114
Penske Automotive Group	1,700	83
Pep Boys-Manny Moe & Jack*	4,500	41
Perry Ellis International*	1,000	24
PetMed Express	1,700	27
Pier 1 Imports	8,500	108
Pinnacle Entertainment*	5,500	202
Polaris Industries	2,900	397
Pool	4,200	273
Popeyes Louisiana Kitchen*	2,200	123
Potbelly*	1,300	20
Priceline Group*	2,400	2,971
PulteGroup	16,700	322
PVH	3,900	403
Quiksilver*	11,600	19
Radio One, Cl D*	1,800	6
Ralph Lauren, Cl A	2,600	347
ReachLocal*	1,200	3
Reading International, Cl A*	1,500	20
Red Robin Gourmet Burgers*	1,300	98
Regal Entertainment Group, Cl A	3,500	77
Regis*	4,200	69
Remy International*	2,700	60
Rent-A-Center, Cl A	4,800	142
Rentrak*	900	43
Restoration Hardware Holdings*	2,800	241
Ross Stores	9,700	959
Royal Caribbean Cruises	7,500	510
Ruby Tuesday*	5,200	38
Ruth’s Hospitality Group	3,600	52
Ryland Group	4,300	177
Saga Communications, Cl A	300	12
Salem Media Group, Cl A	900	4
Sally Beauty Holdings*	7,700	240
Scholastic	2,400	98
Scientific Games, Cl A*	4,700	60
Scripps Networks Interactive, Cl A	4,100	286
Sears Holdings*	1,200	48
Sears Hometown and Outlet Stores*	1,000	7
SeaWorld Entertainment	2,800	59

21	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Select Comfort*	5,000	$154
Sequential Brands Group*	1,500	19
Service International	9,900	274
ServiceMaster Global Holdings*	2,300	80
SFX Entertainment*	3,700	16
Shake Shack, Cl A*	500	34
Shiloh Industries*	700	8
Shoe Carnival	1,300	34
Shutterfly*	3,500	157
Signet Jewelers	3,600	483
Sinclair Broadcast Group, Cl A	6,200	190
Sirius XM Holdings*	122,000	482
Six Flags Entertainment	3,600	169
Sizmek*	1,900	13
Skechers U.S.A., Cl A*	3,600	324
Skullcandy*	1,700	18
Smith & Wesson Holding*	5,400	80
Sonic	4,900	140
Sonic Automotive, Cl A	3,800	89
Sotheby’s	5,700	243
Spartan Motors	2,900	14
Speedway Motorsports	1,000	23
Sportsman’s Warehouse Holdings*	900	9
Stage Stores	3,100	60
Standard Motor Products	1,900	72
Standard Pacific*	13,100	106
Staples	28,900	472
Starbucks	68,200	3,381
Starwood Hotels & Resorts Worldwide	8,100	696
Starz*	3,900	153
Stein Mart	2,300	27
Steiner Leisure*	1,300	63
Steven Madden*	5,500	215
Stoneridge*	2,300	28
Strattec Security	300	23
Strayer Education*	1,000	51
Sturm Ruger	1,700	93
Superior Industries International	2,000	37
Systemax*	1,000	10
Target	28,700	2,262
Taylor Morrison Home, Cl A*	1,300	24
Tempur Sealy International*	3,000	183
Tenneco*	5,600	327
Tesla Motors*	4,300	972
Texas Roadhouse, Cl A	6,545	220
Thor Industries	1,900	114
Tiffany	5,000	437
Tile Shop Holdings*	3,000	39
Tilly’s, Cl A*	800	11
Time	10,000	228

Description	Shares	Market Value ($ Thousands)
Time Warner	38,000	$3,208
Time Warner Cable	12,700	1,975
TJX	31,700	2,046
Toll Brothers*	8,100	288
Tower International*	2,100	54
Townsquare Media, Cl A*	1,000	14
Tractor Supply	6,500	559
Travelport Worldwide	2,600	41
TRI Pointe Homes*	13,300	190
TripAdvisor*	5,200	419
TRW Automotive Holdings*	5,200	546
Tuesday Morning*	4,000	63
Tumi Holdings*	4,700	110
Tupperware Brands	2,100	140
Turtle Beach*	600	1
Twenty-First Century Fox ADR, Cl A	86,900	2,962
UCP, Cl A*	700	6
Ulta Salon Cosmetics & Fragrance*	2,900	438
Under Armour, Cl A*	7,800	605
Unifi*	1,300	46
Universal Electronics*	1,500	81
Universal Technical Institute	2,000	17
Urban Outfitters*	4,100	164
Vail Resorts	3,300	327
Vera Bradley*	1,800	26
VF	15,900	1,152
Viacom, Cl B	18,100	1,257
Vince Holding*	900	17
Vista Outdoor*	3,000	131
Visteon*	2,100	213
Vitamin Shoppe*	2,900	121
VOXX International, Cl A*	1,600	15
Walt Disney	78,600	8,545
Wayfair, Cl A*	1,100	35
WCI Communities*	1,000	23
Weight Watchers International*	2,500	21
Wendy’s	13,100	133
West Marine*	1,400	14
Weyco Group	600	17
Whirlpool	3,500	615
William Lyon Homes, Cl A*	1,500	32
Williams-Sonoma	4,200	309
Winmark	200	18
Winnebago Industries	2,700	56
Wolverine World Wide	9,400	289
World Wrestling Entertainment, Cl A	3,000	40
Wyndham Worldwide	5,600	478
Wynn Resorts	3,700	411
Yum! Brands	20,100	1,728
Zoe’s Kitchen*	700	21

22	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
zulily, Cl A*	600	$8
Zumiez*	2,000	63

		146,567

Consumer Staples — 5.5%
22nd Century Group*	3,100	3
Alico	300	14
Alliance One International*	7,300	10
Altria Group	90,500	4,530
Andersons	2,600	111
Archer-Daniels-Midland	29,800	1,457
Avon Products	18,400	150
B&G Foods, Cl A	5,088	155
Boston Beer, Cl A*	800	198
Boulder Brands*	5,900	56
Brown-Forman, Cl B	7,000	632
Bunge	6,900	596
Calavo Growers	1,300	66
Cal-Maine Foods	2,800	125
Campbell Soup	7,800	349
Casey’s General Stores	3,600	296
Central Garden & Pet, Cl A*	3,700	36
Chefs’ Warehouse*	1,500	27
Church & Dwight	6,100	495
Clorox	5,800	615
Coca-Cola	180,300	7,313
Coca-Cola Bottling Consolidated	400	45
Coca-Cola Enterprises	11,100	493
Colgate-Palmolive	41,800	2,812
ConAgra Foods	19,600	709
Constellation Brands, Cl A	7,200	835
Costco Wholesale	19,800	2,832
Coty, Cl A	2,800	67
Craft Brew Alliance*	800	11
CVS Health	53,300	5,292
Darling Ingredients*	15,300	209
Dean Foods	8,800	143
Diamond Foods*	1,900	53
Diplomat Pharmacy*	1,300	47
Dr Pepper Snapple Group	9,000	671
Elizabeth Arden*	2,700	38
Energizer Holdings	2,800	383
Estee Lauder, Cl A	10,300	837
Fairway Group Holdings, Cl A*	1,600	9
Farmer Bros*	600	15
Female Health	1,900	6
Flowers Foods	8,200	183
Fresh Del Monte Produce	3,340	123
Fresh Market*	3,900	137
Freshpet*	1,100	24
General Mills	28,000	1,550

Description	Shares	Market Value ($ Thousands)
Hain Celestial Group*	4,600	$277
Herbalife	3,100	129
Hershey	6,800	625
Hormel Foods	6,000	326
HRG Group*	7,500	94
Ingles Markets, Cl A	1,000	42
Ingredion	3,400	270
Inter Parfums	1,500	45
Inventure Foods*	1,200	12
J&J Snack Foods	1,400	146
JM Smucker	4,600	533
John B Sanfilippo & Son	700	36
Kellogg	11,700	741
Keurig Green Mountain	6,500	756
Kimberly-Clark	16,900	1,854
Kraft Foods Group	27,000	2,288
Kroger	22,800	1,571
Lancaster Colony	1,700	152
Landec*	2,300	33
Liberator Medical Holdings	2,600	7
Lifeway Foods*	400	8
Limoneira	1,000	23
Lorillard	16,500	1,153
McCormick	5,800	437
Mead Johnson Nutrition, Cl A	9,200	883
Medifast*	1,100	33
Molson Coors Brewing, Cl B	6,400	470
Mondelez International, Cl A	77,200	2,962
Monster Beverage*	6,500	891
National Beverage*	1,000	22
Natural Grocers by Vitamin Cottage*	700	18
Nature’s Sunshine Products	900	12
Nu Skin Enterprises, Cl A	2,700	153
Nutraceutical International*	700	14
Oil-Dri Corp of America	400	13
Omega Protein*	1,700	22
Orchids Paper Products	700	15
PepsiCo	69,000	6,563
Philip Morris International	71,400	5,960
Pilgrim’s Pride	2,600	64
Pinnacle Foods	2,300	93
Post Holdings*	4,800	225
PriceSmart	1,700	137
Procter & Gamble	122,800	9,764
Revlon, Cl A*	1,000	39
Reynolds American	13,900	1,019
Rite Aid*	44,900	346
Roundy’s*	3,300	17
Sanderson Farms	2,100	158
Seaboard*	27	97

23	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Seneca Foods, Cl A*	700	$20
Smart & Final Stores*	1,200	21
Snyder’s-Lance	4,300	127
SpartanNash	3,600	109
Spectrum Brands Holdings	900	82
Sprouts Farmers Market*	4,700	150
SUPERVALU*	19,000	167
Synutra International*	1,500	11
Sysco	27,000	1,000
Tootsie Roll Industries	1,748	54
TreeHouse Foods*	3,800	309
Tyson Foods, Cl A	13,600	537
United Natural Foods*	4,600	310
Universal	2,100	99
USANA Health Sciences*	500	57
Vector Group	6,900	153
Village Super Market, Cl A	600	19
Walgreens Boots Alliance	43,500	3,607
Wal-Mart Stores	72,400	5,651
WD-40	1,400	113
Weis Markets	1,100	49
WhiteWave Foods, Cl A*	7,900	347
Whole Foods Market	16,800	802

		90,100

Energy — 5.1%
Abraxas Petroleum*	7,900	30
Adams Resources & Energy	100	5
Alon USA Energy	2,200	35
Alpha Natural Resources*	20,000	16
American Eagle Energy*	2,800	—
Amyris*	2,300	5
Anadarko Petroleum	22,900	2,155
Antero Resources*	2,200	97
Apache	17,200	1,176
Approach Resources*	3,500	31
Arch Coal	18,700	18
Aspen Aerogels*	800	5
Atwood Oceanics	2,700	90
Baker Hughes	19,400	1,328
Basic Energy Services*	2,600	27
Bill Barrett*	4,800	56
Bonanza Creek Energy*	3,600	99
Bristow Group	3,300	205
C&J Energy Services*	4,600	80
Cabot Oil & Gas	19,500	660
California Resources	13,560	126
Callon Petroleum*	6,600	59
Cameron International*	9,100	499
CARBO Ceramics	1,961	87
Carrizo Oil & Gas*	4,700	262

Description	Shares	Market Value ($ Thousands)
CHC Group*	3,000	$4
Cheniere Energy*	10,700	818
Chesapeake Energy	24,100	380
Chevron	86,400	9,596
Cimarex Energy	4,000	498
Clayton Williams Energy*	500	28
Clean Energy Fuels*	6,000	59
Cloud Peak Energy*	5,100	33
Cobalt International Energy*	14,600	156
Comstock Resources	4,300	23
Concho Resources*	5,600	709
ConocoPhillips	56,000	3,804
CONSOL Energy	10,500	341
Contango Oil & Gas*	1,500	38
Continental Resources*	3,800	200
CVR Energy	700	28
Dawson Geophysical*	1,232	7
Delek US Holdings	5,400	199
Denbury Resources	15,000	132
Devon Energy	18,800	1,282
DHT Holdings	8,800	70
Diamond Offshore Drilling	2,900	97
Diamondback Energy*	4,100	339
Dorian LPG*	600	8
Dresser-Rand Group*	3,400	281
Dril-Quip*	1,700	136
Eclipse Resources*	2,500	16
Emerald Oil*	5,000	3
Energen	3,100	221
Energy XXI	8,200	36
EOG Resources	24,800	2,454
EP Energy, Cl A*	1,400	21
Equities	7,100	639
Era Group*	1,700	38
Evolution Petroleum	1,600	11
EXCO Resources	12,400	26
Exterran Holdings	5,400	200
Exxon Mobil	194,800	17,020
FMC Technologies*	10,400	459
FMSA Holdings*	2,200	19
Forum Energy Technologies*	5,300	123
Frontline*	6,200	16
FX Energy*	4,600	6
GasLog	4,000	89
Gastar Exploration*	6,600	24
Geospace Technologies*	1,200	26
Glori Energy*	1,000	2
Golar LNG	2,100	76
Goodrich Petroleum*	3,100	12
Green Plains	3,400	106

24	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Gulf Island Fabrication	1,300	$17
Gulfmark Offshore, Cl A	2,300	35
Gulfport Energy*	3,600	176
Halcon Resources*	23,100	34
Hallador Energy	900	10
Halliburton	38,400	1,880
Harvest Natural Resources*	3,600	2
Helix Energy Solutions Group*	9,900	163
Helmerich & Payne	4,400	343
Hercules Offshore*	16,400	13
Hess	11,200	861
HollyFrontier	9,100	353
Hornbeck Offshore Services*	3,300	75
Independence Contract Drilling*	1,200	9
ION Geophysical*	11,500	26
Isramco*	100	12
Jones Energy, Cl A*	900	9
Key Energy Services*	11,300	28
Kinder Morgan	62,000	2,663
Kosmos Energy*	4,600	45
Laredo Petroleum*	6,200	98
Magnum Hunter Resources*	17,400	38
Marathon Oil	30,400	945
Marathon Petroleum	10,600	1,045
Matador Resources*	6,800	189
Matrix Service*	2,400	53
McDermott International*	23,400	123
Memorial Resource Development*	2,600	53
Midstates Petroleum*	3,200	4
Miller Energy Resources*	2,500	2
Mitcham Industries*	1,000	5
Murphy Oil	8,200	390
Nabors Industries	12,700	212
National Oilwell Varco	19,800	1,077
Natural Gas Services Group*	1,000	25
Newfield Exploration*	7,800	306
Newpark Resources*	7,700	79
Noble Energy	17,200	872
North Atlantic Drilling	6,400	10
Northern Oil and Gas*	5,600	50
Nuverra Environmental Solutions*	1,300	5
Oasis Petroleum*	7,200	129
Occidental Petroleum	35,600	2,852
Oceaneering International	4,200	231
Oil States International*	2,000	95
ONEOK	9,200	443
Pacific Ethanol*	2,300	28
Panhandle Oil and Gas, Cl A	1,200	27
Parker Drilling*	10,400	39
Parsley Energy, Cl A*	5,000	87

Description	Shares	Market Value ($ Thousands)
Patterson-UTI Energy	6,000	$134
PBF Energy, Cl A	3,000	85
PDC Energy*	3,600	204
Peabody Energy	12,100	57
Penn Virginia*	5,700	38
PetroQuest Energy*	5,000	13
PHI*	1,200	38
Phillips 66	25,700	2,038
Pioneer Energy Services*	5,300	39
Pioneer Natural Resources	6,500	1,123
Profire Energy*	1,300	2
QEP Resources	7,800	176
QR Energy(C)	39,186	270
Range Resources	7,500	477
Renewable Energy Group*	2,900	27
Resolute Energy*	6,700	8
REX American Resources*	600	38
Rex Energy*	4,100	21
Rice Energy*	2,200	54
RigNet*	1,000	37
Ring Energy*	1,800	22
Rosetta Resources*	6,700	153
RPC	2,500	40
RSP Permian*	2,300	67
Sanchez Energy*	4,500	66
SandRidge Energy*	20,900	40
Schlumberger	59,100	5,591
Scorpio Tankers	15,100	141
SEACOR Holdings*	1,700	124
Seadrill	16,600	217
SemGroup, Cl A	4,000	337
Seventy Seven Energy*	1,500	8
Ship Finance International	5,400	85
SM Energy	2,800	162
Solazyme*	6,500	25
Southwestern Energy*	17,500	491
Spectra Energy	30,900	1,151
Stone Energy*	5,000	85
Superior Energy Services	6,500	166
Swift Energy*	3,700	11
Synergy Resources*	7,400	89
Targa Resources	2,400	252
Tesco	2,900	37
Tesoro	5,800	498
TETRA Technologies*	6,600	48
Tidewater	2,100	58
TransAtlantic Petroleum*	1,900	11
Triangle Petroleum*	6,500	39
Ultra Petroleum*	6,500	111
Unit*	2,100	73

25	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
US Silica Holdings	5,100	$190
VAALCO Energy*	4,200	10
Valero Energy	24,500	1,394
Vantage Drilling*	18,000	7
Vertex Energy*	1,200	3
W&T Offshore	3,000	19
Warren Resources*	6,700	7
Western Refining	4,500	198
Westmoreland Coal*	1,300	37
Whiting Petroleum*	7,224	274
Willbros Group*	3,400	9
Williams	34,000	1,740
World Fuel Services	3,600	200
WPX Energy*	8,600	118

		83,609

Financials — 12.3%
1st Source	1,300	40
Acadia Realty Trust‡	6,400	198
ACE	15,300	1,637
Affiliated Managers Group*	2,500	565
Aflac	20,700	1,305
Agree Realty‡	1,700	52
Alexander & Baldwin	4,400	178
Alexander’s‡	200	86
Alexandria Real Estate Equities‡	3,300	305
Alleghany*	700	331
Allied World Assurance Holdings	4,700	193
Allstate	19,400	1,351
Ally Financial*	12,700	278
Altisource Asset Management*	126	28
Altisource Residential‡	5,400	103
Ambac Financial Group*	4,200	97
American Assets Trust‡	3,300	131
American Campus Communities‡	5,000	201
American Capital Agency‡	16,300	336
American Capital Mortgage Investment‡	4,900	86
American Equity Investment Life Holding	6,800	183
American Express	41,400	3,206
American Financial Group	3,400	215
American Homes 4 Rent, Cl A‡	6,200	105
American International Group	62,600	3,524
American National Bankshares	700	16
American National Insurance	300	30
American Realty Capital Properties‡	41,700	377
American Residential Properties‡*	2,800	53
American Tower, Cl A‡	18,900	1,787
Ameriprise Financial	8,400	1,052
Ameris Bancorp	3,000	75
AMERISAFE	1,800	81

Description	Shares	Market Value ($ Thousands)
Ames National	700	$17
AmTrust Financial Services	2,700	161
Anchor BanCorp Wisconsin*	600	22
Annaly Capital Management‡	42,200	425
Anworth Mortgage Asset‡	10,800	55
Apartment Investment & Management, Cl A‡	7,200	272
Apollo Commercial Real Estate Finance‡	5,600	96
Apollo Residential Mortgage‡	2,800	44
Arch Capital Group*	5,900	358
Ares Commercial Real Estate‡	2,500	28
Argo Group International Holdings	2,550	125
Arlington Asset Investment, Cl A	2,000	43
Armada Hoffler Properties‡	2,500	26
ARMOUR Residential‡	33,100	99
Arrow Financial	900	23
Arthur J Gallagher	7,100	340
Artisan Partners Asset Management, Cl A	1,200	54
Ashford*	67	7
Ashford Hospitality Prime‡	2,200	34
Ashford Hospitality Trust‡	7,800	71
Aspen Insurance Holdings	2,700	126
Associated Banc-Corp	6,600	124
Associated Estates Realty‡	5,200	148
Assurant	3,400	209
Assured Guaranty	6,300	164
Astoria Financial	7,700	101
Atlas Financial Holdings*	900	17
AV Homes*	1,000	16
AvalonBay Communities‡	5,900	970
Axis Capital Holdings	4,800	250
Baldwin & Lyons, Cl B	700	16
Banc of California	3,400	42
BancFirst	600	35
Bancorp*	2,700	26
BancorpSouth	8,700	211
Bank Mutual	3,900	28
Bank of America	477,400	7,605
Bank of Hawaii	1,800	109
Bank of Kentucky Financial	600	29
Bank of Marin Bancorp	600	30
Bank of New York Mellon	51,900	2,197
Bank of the Ozarks	7,900	306
BankFinancial	1,600	20
BankUnited	4,200	138
Banner	1,800	81
BB&T	32,000	1,225
BBCN Bancorp	7,600	108
BBX Capital, Cl A*	700	13

26	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Beneficial Bancorp*	2,749	$32
Berkshire Hathaway, Cl B*	83,000	11,720
Berkshire Hills Bancorp	2,811	79
BGC Partners, Cl A	16,500	166
BioMed Realty Trust‡	9,400	195
BlackRock, Cl A	5,800	2,111
Blue Hills Bancorp*	2,400	32
BNC Bancorp	1,700	31
BofI Holding*	1,400	129
BOK Financial	1,100	72
Boston Private Financial Holdings	7,300	96
Boston Properties‡	6,900	913
Brandywine Realty Trust‡	7,600	111
Bridge Bancorp	1,000	25
Bridge Capital Holdings*	900	24
Brixmor Property Group‡	2,100	49
Brookline Bancorp	6,900	74
Brown & Brown	5,800	185
Bryn Mawr Bank	1,400	42
C1 Financial*	500	9
Calamos Asset Management, Cl A	1,400	17
Camden National	600	23
Camden Property Trust‡	4,000	300
Campus Crest Communities‡	5,500	35
Capital Bank Financial, Cl A*	2,000	54
Capital City Bank Group	900	13
Capital One Financial	26,100	2,110
Capitol Federal Financial	13,500	162
Capstead Mortgage‡	9,000	105
Cardinal Financial	3,100	64
CareTrust‡	2,821	35
Cascade Bancorp*	2,500	12
Cash America International	2,500	65
CatchMark Timber Trust, Cl A‡	1,600	19
Cathay General Bancorp	7,300	209
CBL & Associates Properties‡	7,000	126
CBOE Holdings	3,900	219
CBRE Group, Cl A‡ *	12,500	479
Cedar Realty Trust‡	7,600	53
CenterState Banks	3,000	36
Central Pacific Financial	1,800	41
Century Bancorp, Cl A	300	12
Chambers Street Properties‡	21,600	162
Charles Schwab	51,100	1,559
Charter Financial	1,600	19
Chatham Lodging Trust‡	3,400	94
Chemical Financial	3,000	93
Chesapeake Lodging Trust‡	5,000	159
Chimera Investment‡	8,680	132
Chubb	10,200	1,003

Description	Shares	Market Value ($ Thousands)
CIFC	400	$3
Cincinnati Financial	7,300	370
CIT Group	8,400	378
Citigroup	137,900	7,353
Citizens, Cl A*	3,800	21
Citizens & Northern	1,000	20
Citizens Financial Group	7,100	185
City Holding	1,500	69
City National	2,200	205
Clifton Bancorp	2,200	30
CME Group, Cl A	14,500	1,318
CNA Financial	1,000	40
CNB Financial	1,200	21
CNO Financial Group	19,100	325
CoBiz Financial	3,000	36
Cohen & Steers	1,800	68
Colony Capital‡	10,001	259
Columbia Banking System	5,300	157
Columbia Property Trust‡	5,200	136
Comerica	8,400	398
Commerce Bancshares	4,065	174
Communications Sales & Leasing‡	5,600	168
Community Bank System	3,800	133
Community Trust Bancorp	1,600	51
CommunityOne Bancorp*	1,000	10
ConnectOne Bancorp	1,900	37
Consolidated-Tomoka Land	300	16
Consumer Portfolio Services*	1,800	12
CorEnergy Infrastructure Trust‡	4,900	33
CoreSite Realty‡	1,900	91
Corporate Office Properties Trust‡	3,800	100
Corrections Corp of America‡	5,500	202
Cousins Properties‡	20,300	198
Cowen Group, Cl A*	11,600	65
Crawford, Cl B	2,300	19
Credit Acceptance*	588	139
Crown Castle International‡	15,200	1,270
CU Bancorp*	900	19
CubeSmart‡	15,100	348
Cullen	2,600	190
Customers Bancorp*	2,500	63
CVB Financial	10,000	157
CyrusOne‡	4,200	136
CYS Investments‡	14,900	133
DCT Industrial Trust‡	7,600	251
DDR‡	14,100	240
Diamond Hill Investment Group	300	55
DiamondRock Hospitality‡	18,321	248
Digital Realty Trust‡	6,100	387
Dime Community Bancshares	2,800	45

27	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Discover Financial Services	21,200	$1,229
Donegal Group, Cl A	700	11
Douglas Emmett‡	6,100	174
Duke Realty‡	15,200	301
DuPont Fabros Technology‡	6,000	187
Dynex Capital‡	4,600	37
E*TRADE Financial*	12,800	369
Eagle Bancorp*	2,816	104
East West Bancorp	6,500	264
Easterly Government Properties‡*	1,300	20
EastGroup Properties‡	2,900	166
Eaton Vance	5,600	230
Education Realty Trust‡	4,266	143
eHealth*	1,700	21
EMC Insurance Group	400	14
Empire State Realty Trust, Cl A‡	8,600	155
Employers Holdings	3,000	73
Encore Capital Group*	2,300	93
Endurance Specialty Holdings	2,300	139
Enova International*	2,287	42
Enstar Group*	800	114
Enterprise Bancorp	600	13
Enterprise Financial Services	2,060	42
EPR Properties‡	5,300	306
Equity Commonwealth‡*	5,400	136
Equity LifeStyle Properties‡	4,000	211
Equity One‡	6,200	153
Equity Residential‡	16,600	1,226
Erie Indemnity, Cl A	1,000	83
Essent Group*	4,300	107
Essex Property Trust‡	2,800	621
EverBank Financial	8,454	157
Evercore Partners, Cl A	3,100	150
Everest Re Group	2,100	376
Excel Trust‡	5,900	94
Extra Space Storage‡	5,200	343
Ezcorp, Cl A*	5,100	47
FBL Financial Group, Cl A	900	52
FBR*	700	15
FCB Financial Holdings, Cl A*	700	19
Federal Agricultural Mortgage, Cl C	900	28
Federal Realty Investment Trust‡	3,000	401
Federated Investors, Cl B	4,500	155
Federated National Holding	1,200	35
FelCor Lodging Trust‡	11,500	128
Fidelity & Guaranty Life	1,000	22
Fidelity Southern	1,400	24
Fifth Street Asset Management, Cl A	900	10
Fifth Third Bancorp	38,900	778
Financial Engines	4,700	198

Description	Shares	Market Value ($ Thousands)
Financial Institutions	1,500	$35
First American Financial	9,917	345
First Bancorp	2,500	41
First BanCorp*	10,100	61
First Busey	7,400	46
First Business Financial Services	300	14
First Cash Financial Services*	2,700	131
First Citizens BancShares, Cl A	900	216
First Commonwealth Financial	8,900	80
First Community Bancshares	1,400	23
First Connecticut Bancorp	1,300	19
First Defiance Financial	900	32
First Financial	1,000	34
First Financial Bancorp	5,300	91
First Financial Bankshares	5,974	173
First Financial Northwest	1,300	15
First Horizon National	11,200	160
First Industrial Realty Trust‡	10,000	197
First Interstate BancSystem, Cl A	1,800	49
First Merchants	3,400	77
First Midwest Bancorp	7,200	123
First NBC Bank Holding*	1,300	46
First Niagara Financial Group	14,600	133
First of Long Island	1,050	26
First Potomac Realty Trust‡	5,800	62
First Republic Bank	6,200	361
FirstMerit	15,400	298
Flagstar Bancorp*	1,700	29
Flushing Financial	2,600	50
FNB	16,300	216
FNF Group	13,000	468
FNFV Group*	5,206	78
Forest City Enterprises, Cl A*	7,900	188
Forestar Group*	3,300	49
Fox Chase Bancorp	1,000	17
Franklin Resources	17,900	923
Franklin Street Properties‡	8,400	99
FRP Holdings*	600	21
Fulton Financial	7,700	94
FXCM, Cl A	4,100	8
Gain Capital Holdings	1,900	19
GAMCO Investors, Cl A	600	46
Gaming and Leisure Properties‡	3,500	125
General Growth Properties‡	25,600	701
Genworth Financial, Cl A*	23,600	207
GEO Group‡	6,700	261
German American Bancorp	1,100	31
Getty Realty‡	2,200	38
Glacier Bancorp	6,800	179
Gladstone Commercial‡	2,100	37

28	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Goldman Sachs Group	20,300	$3,987
Government Properties Income Trust‡	6,300	131
Gramercy Property Trust‡	5,250	144
Great Southern Bancorp	900	35
Great Western Bancorp	1,600	35
Green Bancorp*	600	7
Green Dot, Cl A*	2,900	47
Greenhill	2,700	107
Greenlight Capital Re, Cl A*	2,500	76
Guaranty Bancorp	1,300	20
Hallmark Financial Services*	1,100	12
Hampton Roads Bankshares*	2,900	5
Hancock Holding	7,700	224
Hanmi Financial	3,100	66
Hannon Armstrong Sustainable Infrastructure Capital‡	2,700	51
Hanover Insurance Group	1,800	123
Hartford Financial Services Group	19,700	803
Hatteras Financial‡	8,800	159
HCC Insurance Holdings	4,500	256
HCI Group	900	39
HCP‡	20,600	830
Health Care‡	16,000	1,152
Healthcare Realty Trust‡	8,800	225
Healthcare Trust of America, Cl A‡	6,250	162
Heartland Financial USA	1,600	55
Heritage Commerce	1,700	15
Heritage Financial	2,600	44
Heritage Insurance Holdings*	600	12
Heritage Oaks Bancorp	1,900	15
Hersha Hospitality Trust, Cl A‡	18,000	116
HFF, Cl A	3,000	118
Highwoods Properties‡	8,300	357
Hilltop Holdings*	7,124	143
Home BancShares	5,000	164
Home Properties‡	2,500	184
HomeStreet*	2,300	48
HomeTrust Bancshares*	1,700	27
Horace Mann Educators	3,700	126
Horizon Bancorp	700	16
Hospitality Properties Trust‡	7,100	214
Host Hotels & Resorts‡	34,100	687
Howard Hughes*	1,800	267
Hudson City Bancorp	24,900	232
Hudson Pacific Properties‡	6,100	184
Hudson Valley Holding	1,300	32
Huntington Bancshares	36,500	396
IBERIABANK	2,930	183
Independence Holding	600	7
Independent Bank	4,900	133

Description	Shares	Market Value ($ Thousands)
Independent Bank Group	900	$35
Infinity Property & Casualty	1,100	82
InfraREIT‡	2,100	66
Inland Real Estate‡	8,200	84
Interactive Brokers Group, Cl A	2,100	71
Intercontinental Exchange	5,200	1,168
International Bancshares	5,200	135
International. FCStone*	1,300	42
Invesco	19,800	820
Invesco Mortgage Capital‡	11,300	174
Investment Technology Group	3,100	88
Investors Bancorp	33,000	391
Investors Real Estate Trust‡	10,600	76
Iron Mountain‡	8,813	304
iStar Financial‡*	7,700	104
James River Group Holdings	1,000	24
Janus Capital Group	13,700	245
JG Wentworth, Cl A*	1,000	10
Jones Lang LaSalle	2,000	332
JPMorgan Chase	171,700	10,862
Kansas City Life Insurance	300	13
KCG Holdings, Cl A*	4,529	58
Kearny Financial*	1,100	15
Kemper	4,000	151
Kennedy-Wilson Holdings	6,500	161
KeyCorp	40,300	582
Kilroy Realty‡	4,000	284
Kimco Realty‡	18,300	441
Kite Realty Group Trust‡	3,100	81
Ladder Capital, Cl A‡	1,300	23
Ladenburg Thalmann Financial Services*	8,400	28
Lakeland Bancorp	3,200	36
Lakeland Financial	1,600	62
Lamar Advertising, Cl A‡	3,700	214
LaSalle Hotel Properties‡	10,300	378
Lazard, Cl A(C)	5,600	297
LegacyTexas Financial Group	4,072	104
Legg Mason	4,700	247
LendingTree*	600	33
Leucadia National	16,400	390
Lexington Realty Trust‡	18,600	172
Liberty Property Trust‡	6,900	240
Lincoln National	11,900	672
Loews	14,800	616
LPL Financial Holdings	4,000	162
LTC Properties‡	3,300	143
M&T Bank	6,000	718
Macatawa Bank	2,100	11
Macerich‡	7,100	581

29	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Mack-Cali Realty‡	8,200	$147
Maiden Holdings	4,900	71
MainSource Financial Group	1,700	33
Manning & Napier, Cl A	1,100	12
Marcus & Millichap*	700	25
Markel*	600	444
MarketAxess Holdings	3,400	292
Marlin Business Services	700	14
Marsh & McLennan	25,000	1,404
MB Financial	6,000	181
MBIA*	6,000	53
McGraw Hill Financial	12,500	1,304
Meadowbrook Insurance Group	4,200	36
Medical Properties Trust‡	19,400	271
Medley Management, Cl A	900	10
Mercantile Bank	1,400	28
Merchants Bancshares	400	12
Mercury General	1,100	60
Meridian Bancorp*	1,700	22
Meta Financial Group	600	25
MetLife	42,500	2,180
Metro Bancorp	1,500	38
MFA Financial‡	15,400	120
MGIC Investment*	31,000	323
Mid-America Apartment Communities‡	3,600	269
MidSouth Bancorp	700	9
MidWestOne Financial Group	600	18
Moelis, Cl A	600	16
Monmouth Real Estate Investment‡	4,800	50
Montpelier Re Holdings	3,400	130
Moody’s	7,900	849
Morgan Stanley	70,100	2,615
Mortgage Investment Trust‡	2,500	48
MSCI, Cl A	5,200	318
NASB Financial	300	8
NASDAQ OMX Group	5,400	263
National Bank Holdings, Cl A	2,900	55
National Bankshares	600	17
National General Holdings	3,500	68
National Health Investors‡	3,400	227
National Interstate	600	17
National Penn Bancshares	11,800	123
National Retail Properties‡	6,100	234
National Western Life Insurance, Cl A	200	48
Nationstar Mortgage Holdings*	800	20
Navient	18,800	367
Navigators Group*	1,000	78
NBT Bancorp	4,000	97
Nelnet, Cl A	1,900	85
New Residential Investment‡	18,250	311

Description	Shares	Market Value ($ Thousands)
New York‡	15,100	$149
New York Community Bancorp	20,000	344
New York Mortgage Trust‡	10,000	78
NewBridge Bancorp	2,900	23
NewStar Financial*	2,200	25
Nicholas Financial*	900	11
NMI Holdings, Cl A*	5,100	41
Northern Trust	11,000	805
Northfield Bancorp	4,400	64
Northrim BanCorp	600	15
NorthStar Asset Management Group	8,700	183
NorthStar Realty Finance‡	11,800	221
Northwest Bancshares	8,500	105
OceanFirst Financial	1,100	18
Ocwen Financial*	4,200	36
OFG Bancorp	4,100	58
Old Line Bancshares	700	11
Old National Bancorp	11,100	152
Old Republic International	12,400	190
OM Asset Management	2,100	41
Omega Healthcare Investors‡	6,700	242
On Deck Capital*	1,000	19
One Liberty Properties‡	1,000	22
OneBeacon Insurance Group, Cl A	1,900	29
Oppenheimer Holdings, Cl A	900	22
Opus Bank	400	13
Oritani Financial	3,800	57
Outfront Media	6,496	187
Owens Realty Mortgage‡	900	12
Pacific Continental	1,400	18
Pacific Premier Bancorp*	2,200	34
PacWest Bancorp	4,700	212
Palmetto Bancshares	400	7
Paramount Group‡	6,600	121
Park National	1,200	99
Park Sterling	3,800	25
Parkway Properties‡	7,400	120
PartnerRe	2,300	294
Patriot National*	1,100	15
Peapack Gladstone Financial	1,600	34
Pebblebrook Hotel Trust‡	6,600	283
Penns Woods Bancorp	400	17
Pennsylvania‡	6,200	140
PennyMac Financial Services, Cl A*	1,200	23
PennyMac Mortgage Investment Trust‡	7,000	147
Peoples Bancorp	1,200	28
Peoples Financial Services	600	24
People’s United Financial	14,800	224
PHH*	4,874	122
Phoenix*	500	17

30	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Physicians Realty Trust‡	6,300	$105
PICO Holdings*	1,900	34
Piedmont Office Realty Trust, Cl A‡	6,500	114
Pinnacle Financial Partners	3,300	157
Piper Jaffray*	1,500	76
Plum Creek Timber‡	8,000	338
PNC Financial Services Group	24,200	2,220
Popular*	5,000	162
Post Properties‡	2,600	149
Potlatch‡	3,700	137
PRA Group*	4,600	252
Preferred Bank	1,000	28
Primerica	5,000	231
Principal Financial Group	13,500	690
PrivateBancorp	6,500	241
ProAssurance	2,500	112
Progressive	27,500	733
Prologis‡	23,100	929
Prosperity Bancshares	6,500	347
Provident Financial Services	5,500	99
Prudential Financial	20,600	1,681
PS Business Parks‡	1,802	138
Public Storage‡	6,500	1,221
Pzena Investment Management, Cl A	1,000	9
QTS Realty Trust, Cl A*	1,400	51
Radian Group	17,800	318
RAIT Financial Trust‡	8,300	54
Ramco-Gershenson Properties Trust‡	7,100	124
Raymond James Financial	5,600	317
Rayonier‡	5,300	136
RCS Capital, Cl A	800	7
RE/MAX Holdings, Cl A	900	30
Realogy Holdings*	6,600	313
Realty Income‡	9,900	465
Redwood Trust‡	7,600	131
Regency Centers‡	4,200	264
Regional Management*	900	15
Regions Financial	64,400	633
Reinsurance Group of America, Cl A	3,200	293
RenaissanceRe Holdings	2,200	225
Renasant	2,800	83
Republic Bancorp, Cl A	800	19
Republic First Bancorp*	2,600	9
Resource America, Cl A	1,200	10
Resource Capital‡	12,900	57
Retail Opportunity Investments‡	8,100	136
Retail Properties of America, Cl A‡	10,000	151
Rexford Industrial Realty‡	5,300	79
RLI	4,000	199
RLJ Lodging Trust‡	12,100	359

Description	Shares	Market Value ($ Thousands)
Rouse Properties‡	3,100	$54
Ryman Hospitality Properties‡	4,000	231
S&T Bancorp	3,200	86
Sabra Health Care‡	5,600	167
Safeguard Scientifics*	1,700	31
Safety Insurance Group	1,200	70
Sandy Spring Bancorp	2,200	57
Santander Consumer USA Holdings	3,700	91
Saul Centers‡	900	45
Sberbank of Russia Via SB Capital* (A)	1,600	22
SEI Investments†	6,200	283
Select Income‡	3,500	81
Selective Insurance Group	5,300	143
Senior Housing Properties Trust‡	11,400	233
ServisFirst Bancshares	100	3
Sierra Bancorp	1,000	16
Signature Bank*	2,300	308
Silver Bay Realty Trust‡	3,800	59
Silvercrest Asset Management Group, Cl A	400	6
Simmons First National, Cl A	2,100	92
Simon Property Group‡	14,100	2,559
SL Green Realty‡	4,300	526
SLM	19,400	198
South State	2,300	156
Southside Bancshares	2,252	62
Southwest Bancorp	1,700	29
Sovran Self Storage‡	3,200	279
Spirit Realty Capital‡	18,800	212
Springleaf Holdings, Cl A*	2,200	110
Square 1 Financial, Cl A*	600	16
St. Joe*	6,000	105
STAG Industrial‡	5,200	113
StanCorp Financial Group	1,800	130
Starwood Property Trust‡	10,400	250
Starwood Waypoint Residential Trust‡	3,700	95
State Auto Financial	1,300	31
State Bank Financial	3,100	62
State National	2,800	27
State Street	19,600	1,512
Sterling Bancorp	8,700	113
Stewart Information Services	2,000	73
Stifel Financial*	6,000	317
Stock Yards Bancorp	1,300	45
Stonegate Bank	900	26
Stonegate Mortgage*	1,100	12
STORE Capital‡	2,800	59
Strategic Hotels & Resorts‡ *	24,800	290
Suffolk Bancorp	1,000	24
Summit Hotel Properties‡	7,800	103

31	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Sun Bancorp*	700	$13
Sun Communities‡	4,449	276
Sunstone Hotel Investors‡	18,764	292
SunTrust Banks	24,000	996
Susquehanna Bancshares	17,117	230
SVB Financial Group*	2,400	319
Symetra Financial	6,900	164
Synchrony Financial*	6,200	193
Synovus Financial	6,700	185
T Rowe Price Group	12,100	982
Talmer Bancorp, Cl A	1,400	22
Tanger Factory Outlet Centers‡	3,800	128
Taubman Centers‡	2,900	209
TCF Financial	6,900	108
TD Ameritrade Holding	12,600	457
Tejon Ranch*	1,100	27
Terreno Realty‡	3,800	81
Territorial Bancorp	700	16
Texas Capital Bancshares*	4,300	226
TFS Financial	3,100	45
Third Point Reinsurance*	5,500	74
Tiptree Financial	700	5
Tompkins Financial	1,300	68
Torchmark	5,900	331
TowneBank	3,760	62
Trade Street Residential‡	1,600	11
Travelers	14,400	1,456
TriCo Bancshares	2,100	49
TriState Capital Holdings*	1,800	23
Triumph Bancorp*	1,100	15
TrustCo Bank NY	9,200	61
Trustmark	6,400	152
Two Harbors Investment‡	15,400	162
UDR‡	11,500	377
UMB Financial	3,500	174
UMH Properties‡	1,600	16
Umpqua Holdings	15,487	263
Union Bankshares	4,200	91
United Bankshares	6,400	241
United Community Banks	4,600	86
United Community Financial	4,100	22
United Financial Bancorp	4,900	62
United Fire Group	2,000	60
United Insurance Holdings	1,400	23
Universal Health Realty Income Trust‡	1,200	60
Universal Insurance Holdings	3,000	72
Univest Corp of Pennsylvania	1,300	25
Unum Group	11,400	389
Urban Edge Properties‡	4,100	93
Urstadt Biddle Properties, Cl A‡	2,600	54

Description	Shares	Market Value ($ Thousands)
US Bancorp	78,400	$3,361
Validus Holdings	3,400	142
Valley National Bancorp	20,536	194
Ventas‡	14,900	1,027
Virtus Investment Partners	687	92
Vornado Realty Trust‡	8,300	859
Voya Financial	6,000	254
Waddell & Reed Financial, Cl A	3,600	178
Walker & Dunlop*	1,600	31
Walter Investment Management*	3,600	63
Washington‡	6,100	151
Washington Federal	8,700	188
Washington Trust Bancorp	1,300	48
Waterstone Financial	2,900	37
Webster Financial	8,400	301
Weingarten Realty Investors‡	5,200	170
Wells Fargo	216,700	11,940
WesBanco	3,158	100
West Bancorporation	1,300	25
Westamerica Bancorporation	2,500	109
Western Alliance Bancorp*	7,098	219
Western Asset Mortgage Capital‡	3,400	50
Westwood Holdings Group	700	41
Weyerhaeuser‡	23,900	753
White Mountains Insurance Group	300	203
Whitestone, Cl B‡	1,900	28
Wilshire Bancorp	6,700	71
Wintrust Financial	4,400	214
WisdomTree Investments	10,100	192
World Acceptance*	700	59
WP Carey‡	4,600	292
WP GLIMCHER‡	9,000	135
WR Berkley	4,600	225
WSFS Financial	810	58
XL Group, Cl A	14,100	523
Yadkin Financial*	1,700	33
Zions Bancorporation	9,200	261

		200,909

Health Care — 9.4%
AAC Holdings*	700	24
Abaxis	2,100	134
Abbott Laboratories	68,500	3,180
AbbVie	72,500	4,688
ABIOMED*	3,700	234
Acadia Healthcare*	3,900	267
ACADIA Pharmaceuticals*	7,161	245
Accelerate Diagnostics*	1,900	43
Acceleron Pharma*	1,500	41
Accuray*	7,600	62
AcelRx Pharmaceuticals*	2,000	8

32	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Aceto	2,900	$56
Achaogen*	600	3
Achillion Pharmaceuticals*	10,400	91
Acorda Therapeutics*	3,662	110
Actinium Pharmaceuticals*	1,700	4
Adamas Pharmaceuticals*	300	5
Addus HomeCare*	600	16
Adeptus Health, Cl A*	500	32
Aegerion Pharmaceuticals*	2,600	60
Aerie Pharmaceuticals*	900	9
Aetna	16,300	1,742
Affymetrix*	6,900	84
Agenus*	5,300	35
Agilent Technologies	15,100	625
Agios Pharmaceuticals*	1,300	120
Air Methods*	3,700	169
Akebia Therapeutics*	700	5
Akorn*	5,800	242
Albany Molecular Research*	2,400	43
Alder Biopharmaceuticals*	900	23
Alere*	3,500	166
Alexion Pharmaceuticals*	9,100	1,540
Align Technology*	3,900	229
Alimera Sciences*	2,100	9
Alliance HealthCare Services*	400	9
Allscripts Healthcare Solutions*	7,400	98
Almost Family*	700	30
Alnylam Pharmaceuticals*	3,300	336
AMAG Pharmaceuticals*	2,400	122
Amedisys*	2,600	72
AmerisourceBergen, Cl A	10,300	1,177
Amgen	34,400	5,432
AMN Healthcare Services*	4,400	100
Amphastar Pharmaceuticals*	1,100	16
Ampio Pharmaceuticals*	3,700	9
Amsurg*	3,900	245
Anacor Pharmaceuticals*	3,100	163
Analogic	1,100	93
AngioDynamics*	2,500	42
ANI Pharmaceuticals*	700	43
Anika Therapeutics*	1,300	44
Antares Pharma*	9,800	24
Anthem	12,800	1,932
Applied Genetic Technologies*	400	8
Aratana Therapeutics*	2,900	37
Ardelyx*	600	6
Arena Pharmaceuticals*	21,600	94
ARIAD Pharmaceuticals*	15,600	135
Array BioPharma*	12,000	75
Arrowhead Research*	4,200	29

Description	Shares	Market Value ($ Thousands)
Atara Biotherapeutics*	700	$29
athenahealth*	1,700	209
AtriCure*	2,800	62
Atrion	143	46
Auspex Pharmaceuticals*	1,000	101
Avalanche Biotechnologies*	800	25
Baxter International	24,600	1,691
Becton Dickinson and	9,538	1,344
Bellicum Pharmaceuticals*	800	19
BioCryst Pharmaceuticals*	6,100	57
BioDelivery Sciences International*	4,200	34
Biogen*	10,700	4,001
BioMarin Pharmaceutical*	7,100	796
Bio-Path Holdings*	6,600	10
Bio-Rad Laboratories, Cl A*	900	121
Bio-Reference Laboratories*	2,400	79
BioScrip*	5,800	27
BioSpecifics Technologies*	300	11
Bio-Techne	1,700	163
BioTelemetry*	2,100	17
BioTime*	4,400	23
Bluebird Bio*	2,300	306
Boston Scientific*	60,400	1,076
Bristol-Myers Squibb	75,300	4,799
Brookdale Senior Living, Cl A*	7,600	275
Bruker*	4,500	85
Calithera Biosciences*	700	7
Cambrex*	2,900	112
Cantel Medical	3,200	143
Capital Senior Living*	2,800	73
Cara Therapeutics*	400	4
Cardinal Health	15,500	1,307
Cardiovascular Systems*	2,600	81
Castlight Health, Cl B*	1,200	9
Catalent*	4,400	127
Celgene*	36,500	3,944
Celldex Therapeutics*	8,900	214
Cellular Dynamics International*	900	15
Cempra*	2,700	85
Centene*	5,200	322
Cepheid*	6,408	359
Cerner*	13,600	977
Cerus*	7,700	34
Charles River Laboratories
International*	2,400	166
Chemed	1,600	184
ChemoCentryx*	2,300	15
Chimerix*	2,800	95
Cigna	12,200	1,521
Civitas Solutions*	1,000	19

33	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Clovis Oncology*	2,287	$184
Coherus Biosciences*	400	9
Community Health Systems*	5,300	285
Computer Programs & Systems	1,000	52
CONMED	2,400	121
Connecture*	1,054	12
Cooper	2,100	374
Corcept Therapeutics*	4,500	26
CorVel*	1,100	39
CR Bard	3,400	566
Cross Country Healthcare*	2,600	29
CryoLife	2,300	23
CTI BioPharma*	15,500	28
Cyberonics*	2,500	152
Cynosure, Cl A*	2,100	70
Cytokinetics*	2,800	18
Cytori Therapeutics*	6,400	6
CytRx*	4,900	22
DaVita HealthCare Partners*	8,200	665
DENTSPLY International	6,400	326
Depomed*	5,400	126
Derma Sciences*	1,800	14
Dermira*	1,000	15
DexCom*	6,900	466
Dicerna Pharmaceuticals*	300	6
Dyax*	12,600	301
Dynavax Technologies*	2,620	53
Edwards Lifesciences*	4,800	608
Egalet*	300	3
Eleven Biotherapeutics*	400	5
Eli Lilly	44,900	3,227
Emergent Biosolutions*	2,800	83
Enanta Pharmaceuticals*	900	31
Endocyte*	3,300	19
Endologix*	5,800	90
Ensign Group	2,200	93
Entellus Medical*	700	19
Envision Healthcare Holdings*	4,000	152
Enzo Biochem*	3,000	8
Epizyme*	1,400	23
Esperion Therapeutics*	700	67
Exact Sciences*	8,200	171
Exactech*	900	20
ExamWorks Group*	3,100	127
Exelixis*	19,400	50
Express Scripts Holding*	33,500	2,894
FibroGen*	800	19
Five Prime Therapeutics*	1,800	36
Five Star Quality Care*	4,100	17
Flex Pharma*	700	12

Description	Shares	Market Value ($ Thousands)
Flexion Therapeutics*	500	$8
Fluidigm*	2,600	97
Foundation Medicine*	1,396	64
Galectin Therapeutics*	1,500	4
Galena Biopharma*	10,200	14
Genesis Healthcare, Cl A*	2,100	15
GenMark Diagnostics*	4,100	39
Genocea Biosciences*	300	3
Genomic Health*	1,700	46
Geron*	15,600	56
Gilead Sciences	69,900	7,026
Globus Medical, Cl A*	6,200	148
Greatbatch*	2,200	119
Haemonetics*	4,900	199
Halozyme Therapeutics*	9,800	146
Halyard Health*	2,000	97
Hanger*	3,400	76
HCA Holdings*	14,900	1,103
Health Net*	3,800	200
HealthEquity*	900	24
HealthSouth	8,100	366
HealthStream*	2,000	58
Healthways*	3,100	54
HeartWare International*	1,600	121
Henry Schein*	3,800	521
Heron Therapeutics*	1,900	21
Hill-Rom Holdings	2,400	120
HMS Holdings*	8,300	141
Hologic*	11,100	375
Hospira*	7,800	681
Humana	7,000	1,159
Hyperion Therapeutics*	1,400	64
ICU Medical*	1,200	101
Idera Pharmaceuticals*	7,900	22
IDEXX Laboratories*	2,200	276
IGI Laboratories*	2,800	14
Illumina*	6,300	1,161
Immune Design*	700	16
ImmunoGen*	8,100	67
Immunomedics*	7,000	25
Impax Laboratories*	6,400	290
Imprivata*	700	10
IMS Health Holdings*	3,100	86
INC Research Holdings, Cl A*	800	27
Incyte*	6,300	612
Infinity Pharmaceuticals*	4,600	58
Inogen*	400	15
Inovalon Holdings, Cl A*	1,700	43
Inovio Pharmaceuticals*	5,200	42
Insmed*	4,800	96

34	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Insulet*	5,000	$149
Insys Therapeutics*	900	47
Integra LifeSciences Holdings*	2,300	135
Intercept Pharmaceuticals*	500	126
Intersect ENT*	700	18
Intra-Cellular Therapies*	1,800	37
Intrexon*	3,500	136
Intuitive Surgical*	1,600	794
Invacare	2,800	56
Invitae*	900	10
IPC Healthcare*	1,600	78
Ironwood Pharmaceuticals, Cl A*	11,000	150
Isis Pharmaceuticals*	10,800	613
Johnson & Johnson	128,300	12,727
Juno Therapeutics*	700	30
K2M Group Holdings*	700	15
Karyopharm Therapeutics*	1,300	35
Keryx Biopharmaceuticals*	8,800	94
Kindred Biosciences*	800	5
Kindred Healthcare	7,168	165
Kite Pharma*	900	45
KYTHERA Biopharmaceuticals*	1,900	83
Laboratory Corp of America Holdings*	4,625	553
Landauer	900	29
Lannett*	2,400	138
LDR Holding*	1,500	51
Lexicon Pharmaceuticals*	19,700	20
LHC Group*	1,300	42
LifePoint Hospitals*	2,200	165
Ligand Pharmaceuticals*	1,800	140
Loxo Oncology*	700	8
Luminex*	3,600	56
MacroGenics*	1,700	49
Magellan Health*	2,500	158
MannKind*	21,100	91
Masimo*	4,200	142
McKesson	10,500	2,346
MedAssets*	5,800	117
Medicines*	6,000	154
Medidata Solutions*	5,000	267
Medivation*	3,400	411
MEDNAX*	4,500	319
Medtronic	65,124	4,848
Merck	132,700	7,904
Merge Healthcare*	6,000	30
Meridian Bioscience	4,000	71
Merit Medical Systems*	4,100	80
Merrimack Pharmaceuticals*	9,400	104
Mettler-Toledo International*	1,300	412
MiMedx Group*	8,400	79

Description	Shares	Market Value ($ Thousands)
Mirati Therapeutics*	1,000	$28
Molina Healthcare*	2,800	166
Momenta Pharmaceuticals*	4,700	82
Mylan*	16,600	1,200
Myriad Genetics*	3,100	102
NanoString Technologies*	900	11
NanoViricides*	3,500	6
National HealthCare	900	57
National Research, Cl A	900	13
Natus Medical*	3,000	113
Navidea Biopharmaceuticals*	12,300	17
Nektar Therapeutics*	11,500	109
Neogen*	3,400	151
NeoStem*	2,100	6
Neuralstem*	5,900	10
Neurocrine Biosciences*	7,700	262
Nevro*	700	32
NewLink Genetics*	1,800	80
Northwest Biotherapeutics*	4,600	36
Novavax*	24,600	190
NuVasive*	4,300	192
NxStage Medical*	5,500	101
Ocular Therapeutix*	400	9
Ohr Pharmaceutical*	1,800	5
Omeros*	3,200	64
Omnicare	4,600	405
Omnicell*	3,300	117
OncoMed Pharmaceuticals*	1,300	31
Oncothyreon*	11,800	18
Ophthotech*	1,200	54
OPKO Health*	16,700	230
OraSure Technologies*	5,500	35
Orexigen Therapeutics*	11,700	77
Organovo Holdings*	5,300	24
Orthofix International*	1,600	52
Osiris Therapeutics*	1,600	24
Otonomy*	600	16
OvaScience*	1,700	42
Owens & Minor	5,900	199
Oxford Immunotec Global*	1,700	23
Pacific Biosciences of California*	4,800	25
Pacira Pharmaceuticals*	3,300	226
Pain Therapeutics*	3,200	7
PAREXEL International*	5,300	337
Patterson	4,100	193
PDL BioPharma	14,400	96
Peregrine Pharmaceuticals*	15,900	21
PerkinElmer	5,300	272
Pernix Therapeutics Holdings*	3,500	22
Pfizer	289,400	9,819

35	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Pharmacyclics*	2,800	$717
PharMerica*	2,700	77
Phibro Animal Health, Cl A	1,200	38
PhotoMedex*	1,100	2
Portola Pharmaceuticals, Cl A*	4,300	153
POZEN*	2,400	19
PRA Health Sciences*	1,700	48
Premier, Cl A*	1,300	49
Prestige Brands Holdings*	4,700	184
Progenics Pharmaceuticals*	7,100	35
Providence Service*	1,000	43
PTC Therapeutics*	2,200	129
Puma Biotechnology*	2,300	415
Quality Systems	4,800	75
Quest Diagnostics	6,400	457
Quidel*	2,600	61
Quintiles Transnational Holdings*	2,300	152
Radius Health*	800	29
RadNet*	2,700	23
Raptor Pharmaceutical*	6,800	69
Receptos*	2,000	295
Regado Biosciences*	1,300	2
Regeneron Pharmaceuticals*	3,600	1,647
Regulus Therapeutics*	1,700	21
Relypsa*	2,000	58
Repligen*	3,100	91
Repros Therapeutics*	2,700	21
ResMed	6,300	403
Retrophin*	2,500	54
Revance Therapeutics*	700	14
Rigel Pharmaceuticals*	7,400	32
Rockwell Medical*	4,700	46
Roka Bioscience*	800	2
RTI Surgical*	4,800	27
Sage Therapeutics*	500	26
Sagent Pharmaceuticals*	2,200	51
Sangamo BioSciences*	6,100	75
Sarepta Therapeutics*	3,300	40
SciClone Pharmaceuticals*	4,400	36
Seattle Genetics*	4,300	148
Second Sight Medical Products*	700	8
Select Medical Holdings	7,400	108
Sequenom*	10,200	45
Sientra*	800	14
Sirona Dental Systems*	2,700	250
Spark Therapeutics*	700	40
Spectranetics*	3,800	97
Spectrum Pharmaceuticals*	6,800	38
St. Jude Medical	13,000	911
STAAR Surgical*	3,100	27

Description	Shares	Market Value ($ Thousands)
Stemline Therapeutics*	1,700	$24
STERIS	5,400	359
Stryker	15,300	1,411
Sucampo Pharmaceuticals, Cl A*	1,500	27
Sunesis Pharmaceuticals*	4,000	9
Supernus Pharmaceuticals*	2,400	31
Surgical Care Affiliates*	1,300	49
SurModics*	1,200	30
Symmetry Surgical*	750	6
Synageva BioPharma*	2,100	193
Synergy Pharmaceuticals*	8,100	28
Synta Pharmaceuticals*	5,400	12
T2 Biosystems*	700	11
Tandem Diabetes Care*	700	9
Team Health Holdings*	6,500	387
Teleflex	1,900	234
Tenet Healthcare*	4,400	211
TESARO*	2,000	109
Tetraphase Pharmaceuticals*	2,900	102
TG Therapeutics*	2,400	34
TherapeuticsMD*	11,000	71
Theravance	7,700	125
Theravance Biopharma*	2,000	32
Thermo Fisher Scientific	18,100	2,275
Thoratec*	4,900	197
Threshold Pharmaceuticals*	6,500	23
Tokai Pharmaceuticals*	900	9
Tornier*	3,400	88
TransEnterix*	2,200	8
Triple-S Management, Cl B*	2,330	44
TriVascular Technologies*	600	4
Trupanion*	1,100	8
Ultragenyx Pharmaceutical*	800	45
Unilife*	10,900	37
United Therapeutics*	2,200	351
UnitedHealth Group	44,500	4,957
Universal American*	3,600	36
Universal Health Services, Cl B	4,000	468
US Physical Therapy	1,200	57
Utah Medical Products	300	16
Vanda Pharmaceuticals*	3,900	36
Varian Medical Systems*	4,700	418
Vascular Solutions*	1,700	55
VCA*	3,400	173
Veeva Systems, Cl A*	1,600	42
Veracyte*	600	5
Verastem*	2,500	21
Versartis*	1,000	17
Vertex Pharmaceuticals*	10,500	1,294
Vitae Pharmaceuticals*	800	11

36	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Vital Therapies*	400	$10
VIVUS*	8,700	19
Vocera Communications*	1,800	21
VWR*	1,800	48
Waters*	3,800	476
WellCare Health Plans*	4,000	310
West Pharmaceutical Services	6,500	346
Wright Medical Group*	4,500	114
Xencor*	1,300	18
XenoPort*	4,900	29
XOMA*	9,300	28
Zafgen*	800	25
Zeltiq Aesthetics*	2,800	86
Zimmer Holdings	7,700	846
ZIOPHARM Oncology*	8,700	77
Zoetis, Cl A	22,900	1,017
Zogenix*	10,000	14
ZS Pharma*	600	23

		152,669

Industrials — 7.6%
3M	29,800	4,660
AAON	4,000	96
AAR	3,600	109
ABM Industries	5,300	170
Acacia Research	4,700	52
ACCO Brands*	10,400	82
Accuride*	3,200	13
Actuant, Cl A	5,800	138
Acuity Brands	2,000	334
ADT	7,900	297
Advanced Drainage Systems	1,300	36
Advisory Board*	3,800	197
AECOM*	6,574	207
Aegion, Cl A*	3,700	68
Aerojet Rocketdyne Holdings*	5,700	112
Aerovironment*	1,900	49
AGCO	4,400	227
Air Lease, Cl A	4,300	166
Air Transport Services Group*	5,200	48
Aircastle	6,100	146
Alamo Group	600	37
Alaska Air Group	6,200	397
Albany International, Cl A	2,500	98
Allegiant Travel, Cl A	1,300	200
Allegion	4,500	275
Allison Transmission Holdings	6,200	190
Altra Industrial Motion	2,300	61
AMERCO	300	97
Ameresco, Cl A*	1,700	11
American Airlines Group	32,700	1,579

Description	Shares	Market Value ($ Thousands)
American Railcar Industries	900	$48
American Science & Engineering	700	26
American Woodmark*	1,200	61
AMETEK	11,300	592
AO Smith	3,700	236
Apogee Enterprises	2,700	142
Applied Industrial Technologies	3,900	163
ARC Document Solutions*	3,500	30
ARC Group Worldwide*	300	2
ArcBest	2,300	82
Argan	1,300	42
Armstrong World Industries*	1,800	99
Astec Industries	1,600	67
Astronics*	1,687	114
Atlas Air Worldwide Holdings*	2,300	112
Avis Budget Group*	4,800	260
AZZ	2,400	111
Babcock & Wilcox	5,300	171
Baltic Trading	4,200	6
Barnes Group	5,100	205
Barrett Business Services	600	27
BE Aerospace	4,700	281
Beacon Roofing Supply*	4,500	134
Blount International*	4,700	62
Boeing	33,100	4,745
Brady, Cl A	4,300	115
Briggs & Stratton	4,200	82
Brink’s	4,400	116
Builders FirstSource*	3,800	48
CAI International*	1,400	33
Capstone Turbine*	28,800	18
Carlisle	3,000	290
Casella Waste Systems, Cl A*	3,300	18
Caterpillar	28,300	2,459
CBIZ*	3,500	32
CDI	1,200	16
CECO Environmental	1,800	21
Celadon Group	2,100	54
Cenveo*	4,500	9
CH Robinson Worldwide	6,800	438
Chart Industries*	2,900	118
Cintas	4,500	360
CIRCOR International	1,700	93
Civeo	8,300	39
CLARCOR	4,700	306
Clean Harbors*	3,000	166
Colfax*	4,500	223
Columbus McKinnon	1,800	46
Comfort Systems USA	3,700	77
Commercial Vehicle Group*	2,300	13

37	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Continental Building Products*	1,000	$22
Con-way	2,400	99
Copart*	5,400	192
Corporate Executive Board	3,100	260
Covanta Holding	4,400	89
CRA International*	900	26
Crane	2,000	122
CSX	45,600	1,646
Cubic	1,900	94
Cummins	8,400	1,161
Curtiss-Wright	4,500	329
Danaher	27,600	2,260
Deere	15,300	1,385
Delta Air Lines	38,600	1,723
Deluxe	4,675	303
DigitalGlobe*	7,000	225
Donaldson	6,500	243
Douglas Dynamics	1,900	41
Dover	7,700	583
Ducommun*	1,100	33
Dun & Bradstreet	1,600	204
DXP Enterprises*	1,300	59
Dycom Industries*	3,100	143
Dynamic Materials	1,200	16
Echo Global Logistics*	2,100	61
EMCOR Group	5,708	255
Emerson Electric	31,800	1,871
Encore Wire	1,800	81
Energy Recovery*	3,200	10
EnerSys	4,059	276
Engility Holdings	1,600	45
Ennis	2,200	34
Enphase Energy*	1,600	20
EnPro Industries	2,100	134
Equifax	5,700	553
Erickson*	600	2
ESCO Technologies	2,400	88
Esterline Technologies*	2,900	323
Exelis	9,000	221
ExOne*	900	12
Expeditors International of Washington	8,800	403
Exponent	1,200	106
Fastenal	13,400	571
Federal Signal	6,000	94
FedEx	13,500	2,289
Flowserve	6,100	357
Fluor	7,000	421
Fortune Brands Home & Security	7,500	335
Forward Air	2,900	146
Franklin Covey*	900	17

Description	Shares	Market Value ($ Thousands)
Franklin Electric	4,300	$155
FreightCar America	1,000	26
FTI Consulting*	3,700	152
FuelCell Energy*	19,000	23
Furmanite*	3,100	23
G&K Services, Cl A	1,800	127
GATX	1,900	103
Generac Holdings*	6,300	263
General Cable	4,800	78
General Dynamics	13,900	1,909
General Electric	454,900	12,319
General Finance*	900	7
Genesee & Wyoming, Cl A*	2,300	214
Gibraltar Industries*	2,600	43
Global Brass & Copper Holdings	1,700	26
Global Power Equipment Group	1,500	18
Golden Ocean Group	6,300	31
Gorman-Rupp	1,800	49
GP Strategies*	1,300	42
Graco	2,900	208
GrafTech International*	10,100	49
Graham	900	21
Granite Construction	3,600	125
Great Lakes Dredge & Dock*	5,100	30
Greenbrier	2,500	144
Griffon	3,900	66
H&E Equipment Services	3,100	77
Harsco	7,700	124
Hawaiian Holdings*	4,200	97
HD Supply Holdings*	4,400	145
Healthcare Services Group	6,410	194
Heartland Express	4,900	103
HEICO	6,100	341
Heidrick & Struggles International	1,700	41
Heritage-Crystal Clean*	700	8
Herman Miller	5,400	148
Hertz Global Holdings*	20,700	431
Hexcel	4,700	236
Hill International*	2,500	10
Hillenbrand	5,762	169
HNI	4,100	191
Honeywell International	35,700	3,603
Houston Wire & Cable	1,500	14
Hub Group, Cl A*	3,400	136
Hubbell, Cl B	2,700	294
Huntington Ingalls Industries	2,200	290
Hurco	600	19
Huron Consulting Group*	2,200	133
Hyster-Yale Materials Handling, Cl A	900	66
ICF International*	1,900	73

38	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
IDEX	3,700	$278
IHS, Cl A*	3,000	376
Illinois Tool Works	14,400	1,348
InnerWorkings*	3,000	19
Insperity	2,000	96
Insteel Industries	1,600	32
Interface, Cl A	6,000	130
International Shipholding	400	4
ITT	4,400	174
Jacobs Engineering Group*	6,200	266
JB Hunt Transport Services	4,200	366
JetBlue Airways*	24,100	495
John Bean Technologies	2,700	104
Joy Global	4,600	196
Kadant	1,100	56
Kaman	2,600	108
Kansas City Southern	5,200	533
KAR Auction Services	6,600	246
KBR	6,100	107
Kelly Services, Cl A	2,300	38
Kennametal	3,300	117
KEYW Holding*	2,800	27
Kforce	2,300	52
Kimball International, Cl B	3,000	30
Kirby*	2,800	220
KLX*	2,350	99
Knight Transportation	5,521	160
Knoll	4,600	105
Korn	4,600	145
Kratos Defense & Security Solutions*	3,800	21
L-3 Communications Holdings, Cl 3	4,000	460
Landstar System	2,200	137
Layne Christensen*	1,700	11
LB Foster, Cl A	900	38
Lennox International	2,200	233
Lincoln Electric Holdings	3,800	254
Lindsay	1,100	87
LMI Aerospace*	900	10
Lockheed Martin	12,300	2,295
LSI Industries	1,900	17
Lydall*	1,700	46
Manitex International*	1,200	12
Manitowoc	5,600	110
ManpowerGroup	3,700	316
Marten Transport	2,400	53
Masco	16,000	424
MasTec*	6,000	108
Matson	3,800	154
Matthews International, Cl A	2,700	131
McGrath RentCorp	2,500	83

Description	Shares	Market Value ($ Thousands)
Meritor*	9,000	$118
Middleby*	2,600	263
Miller Industries	1,000	22
Mistras Group*	1,400	25
Mobile Mini	4,300	166
Moog, Cl A*	3,800	266
MRC Global*	4,200	61
MSA Safety	2,700	124
MSC Industrial Direct, Cl A	2,200	156
Mueller Industries	5,300	186
Mueller Water Products, Cl A	14,700	138
Multi-Color	1,200	75
MYR Group*	2,000	59
National Presto Industries	400	25
Navigant Consulting*	4,700	68
Navistar International*	2,400	72
NCI Building Systems*	2,600	40
Neff, Cl A*	1,400	17
NL Industries	600	4
NN	1,800	45
Norcraft*	600	16
Nordson	3,000	239
Norfolk Southern	14,200	1,432
Nortek*	800	68
Northrop Grumman	9,000	1,386
Northwest Pipe*	900	22
NOW*	4,500	108
Old Dominion Freight Line*	2,900	206
Omega Flex	300	9
On Assignment*	4,800	162
Orbital ATK	2,800	205
Orion Marine Group*	2,300	19
Oshkosh	3,500	188
Owens Corning	5,500	213
PACCAR	16,400	1,072
Pall	5,100	496
PAM Transportation Services*	300	18
Parker-Hannifin	6,800	812
Park-Ohio Holdings	800	37
Patrick Industries*	700	42
Patriot Transportation Holding*	200	5
Paylocity Holding*	700	20
Pendrell*	13,600	15
Performant Financial*	2,500	7
PGT*	4,800	54
Pitney Bowes	8,600	192
Plug Power*	15,200	39
Ply Gem Holdings*	1,700	23
Polypore International*	4,200	246
Powell Industries	900	30

39	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Power Solutions International*	400	$26
PowerSecure International*	1,900	25
Precision Castparts	6,600	1,364
Preformed Line Products	300	13
Primoris Services	3,400	65
Proto Labs*	2,100	147
Quad	2,700	58
Quality Distribution*	2,300	23
Quanex Building Products	2,900	56
Quanta Services*	9,600	278
Quest Resource Holding*	1,100	1
Raven Industries	3,300	66
Raytheon	14,200	1,477
RBC Bearings	2,100	153
Regal Beloit	1,900	149
Republic Airways Holdings*	4,500	55
Republic Services, Cl A	11,800	479
Resources Connection	3,400	54
Revolution Lighting Technologies*	2,600	3
Rexnord*	6,800	180
Roadrunner Transportation Systems*	2,700	66
Robert Half International	6,100	338
Rockwell Automation	6,300	747
Rockwell Collins	6,300	613
Rollins	3,900	97
Roper Technologies	4,500	757
RPX*	5,200	81
RR Donnelley & Sons	8,400	156
Rush Enterprises, Cl A*	3,300	86
Ryder System	2,500	238
Safe Bulkers	3,400	12
Saia*	2,200	90
Scorpio Bulkers*	11,300	27
SIFCO Industries	200	3
Simpson Manufacturing	3,800	125
SkyWest	5,000	68
Snap-on	2,600	389
SolarCity*	1,800	108
Southwest Airlines	30,800	1,249
SP Plus*	1,300	30
Sparton*	900	23
Spirit AeroSystems Holdings, Cl A*	5,700	290
Spirit Airlines*	3,300	226
SPX	1,900	146
Standex International	1,200	97
Stanley Black & Decker	7,100	701
Steelcase, Cl A	7,800	137
Stericycle*	3,900	520
Sterling Construction*	1,600	7
Stock Building Supply Holdings*	1,100	20

Description	Shares	Market Value ($ Thousands)
Sun Hydraulics	2,000	$78
Swift Transportation, Cl A*	7,700	186
TAL International Group	3,100	119
TASER International*	4,800	145
TCP International Holdings*	1,200	4
Team*	1,900	74
Teledyne Technologies*	3,200	336
Tennant	1,600	103
Terex	4,500	124
Tetra Tech	5,800	157
Textainer Group Holdings	1,900	58
Textron	12,800	563
Thermon Group Holdings*	2,800	65
Timken	3,800	149
Titan International	3,700	38
Titan Machinery*	1,400	21
Toro	2,600	174
Towers Watson, Cl A	2,900	368
TransDigm Group	2,400	509
Trex*	3,100	145
TriMas*	4,100	116
TriNet Group*	1,600	56
Trinity Industries	6,900	187
Triumph Group	2,200	130
TrueBlue*	3,800	109
Tutor Perini*	3,600	76
Twin Disc	700	13
UniFirst	1,399	158
Union Pacific	41,300	4,387
United Continental Holdings*	17,100	1,022
United Parcel Service, Cl B	32,300	3,247
United Rentals*	4,500	435
United Stationers	3,700	150
United Technologies	41,800	4,755
Universal Forest Products	1,900	105
Universal Truckload Services	600	13
US Ecology	2,000	94
USA Truck*	600	15
USG*	3,900	104
UTi Worldwide*	8,300	75
Valmont Industries	1,200	151
Vectrus*	33	1
Verisk Analytics, Cl A*	7,400	555
Veritiv*	400	16
Viad	1,700	45
Vicor*	1,400	21
Virgin America*	1,300	37
VSE	400	28
Wabash National*	6,600	93
WABCO Holdings*	2,500	311

40	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Wabtec	4,400	$414
WageWorks*	3,323	167
Waste Connections	5,500	261
Waste Management	21,100	1,045
Watsco	2,400	289
Watts Water Technologies, Cl A	2,700	147
Werner Enterprises	4,100	110
Wesco Aircraft Holdings*	4,682	73
WESCO International*	2,100	152
West	3,600	111
Woodward	6,200	292
WW Grainger	2,600	646
Xerium Technologies*	800	14
XPO Logistics*	4,900	238
Xylem	8,300	307
YRC Worldwide*	2,900	45

		122,926

Information Technology — 13.0%
3D Systems*	4,600	115
A10 Networks*	1,100	5
ACI Worldwide*	10,600	244
Activision Blizzard	22,100	504
Actua*	3,900	56
Acxiom*	6,900	120
Adobe Systems*	22,600	1,719
ADTRAN	5,200	86
Advanced Energy Industries*	3,800	93
Advanced Micro Devices*	25,300	57
Advent Software	4,800	208
Aerohive Networks*	900	5
Agilysys*	1,300	12
Akamai Technologies*	8,100	598
Alliance Data Systems*	2,700	803
Alliance Fiber Optic Products	1,000	18
Alpha & Omega Semiconductor*	1,900	16
Altera	14,400	600
Ambarella*	2,700	198
Amber Road*	700	6
Amdocs	7,200	397
American Software, Cl A	2,000	19
Amkor Technology*	8,400	59
Amphenol, Cl A	14,400	797
Analog Devices	14,400	891
Angie’s List*	3,800	22
Anixter International*	2,500	177
ANSYS*	4,100	352
AOL*	3,700	148
Apple	274,000	34,291
Applied Materials	56,100	1,110
Applied Micro Circuits*	7,300	39

Description	Shares	Market Value ($ Thousands)
Applied Optoelectronics*	1,300	$19
Arista Networks*	400	26
ARRIS Group*	6,200	209
Arrow Electronics*	4,500	269
Aruba Networks*	9,900	244
Aspen Technology*	8,400	373
Atmel	19,800	150
Audience*	1,100	5
Autodesk*	10,300	585
Automatic Data Processing	21,600	1,826
AVG Technologies*	3,400	81
Avnet	6,300	269
AVX	1,900	26
Axcelis Technologies*	12,100	30
Badger Meter	1,400	87
Bankrate*	6,200	77
Barracuda Networks*	700	28
Bazaarvoice*	4,200	23
Bel Fuse, Cl B	900	18
Belden	4,000	336
Benchmark Electronics*	4,800	113
Benefitfocus*	400	14
Black Box	1,300	26
Blackbaud	4,219	213
Blackhawk Network Holdings, Cl A*	4,800	176
Blucora*	4,200	57
Booz Allen Hamilton Holding, Cl A	3,000	83
Borderfree*	400	3
Bottomline Technologies de*	3,700	99
Box, Cl A*	1,100	19
Brightcove*	2,700	19
Broadcom, Cl A	24,100	1,065
Broadridge Financial Solutions	5,600	302
BroadSoft*	2,700	85
Brocade Communications Systems	19,900	225
Brooks Automation	6,200	67
CA	14,200	451
Cabot Microelectronics*	2,200	104
CACI International, Cl A*	2,200	194
Cadence Design Systems*	13,600	254
CalAmp*	3,500	69
Calix*	3,400	25
Callidus Software*	5,300	65
Carbonite*	1,400	14
Cardtronics*	4,200	158
Care.com*	600	4
Cascade Microtech*	1,000	13
Cass Information Systems	1,000	52
Cavium*	4,900	317
CDK Global	7,233	347

41	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
CDW	4,200	$161
CEVA*	2,100	43
ChannelAdvisor*	1,700	17
Checkpoint Systems	4,100	42
Ciber*	6,400	23
Ciena*	9,800	209
Cirrus Logic*	5,800	196
Cisco Systems	232,600	6,706
Citrix Systems*	7,700	517
Clearfield*	1,000	14
Cognex	8,100	364
Cognizant Technology Solutions, Cl A*	27,200	1,592
Coherent*	2,300	138
Cohu	2,200	23
CommScope Holding*	2,600	77
CommVault Systems*	4,400	201
Computer Sciences	6,400	412
Computer Task Group	1,300	11
comScore*	3,300	173
Comtech Telecommunications	1,300	38
Comverse*	1,900	47
Constant Contact*	2,800	98
Control4*	1,000	12
Convergys	9,200	209
CoreLogic*	3,900	153
Cornerstone OnDemand*	4,900	140
Corning	59,500	1,245
CoStar Group*	1,400	286
Coupons.com*	1,000	13
Covisint*	3,194	6
Cray*	3,700	104
Cree*	4,600	146
CSG Systems International	3,200	93
CTS	2,900	52
CUI Global*	1,600	9
Cvent*	1,700	46
Cyan*	2,400	9
Cypress Semiconductor	30,359	404
Daktronics	3,200	34
Datalink*	1,600	19
Dealertrack Technologies*	5,000	197
Demand Media*	700	4
Demandware*	2,800	172
DHI Group*	3,300	25
Diebold	2,700	94
Digi International*	2,200	22
Digimarc*	600	14
Diodes*	3,278	88
Dolby Laboratories, Cl A	2,000	81
Dot Hill Systems*	5,100	32

Description	Shares	Market Value ($ Thousands)
DSP Group*	1,800	$20
DST Systems	1,300	150
DTS*	1,400	50
EarthLink Holdings	8,600	41
Eastman Kodak*	1,900	37
eBay*	57,800	3,367
Ebix	2,600	71
EchoStar, Cl A*	1,800	90
Electro Rent	1,500	16
Electro Scientific Industries	2,000	11
Electronic Arts*	14,200	825
Electronics For Imaging*	4,200	175
Ellie Mae*	2,600	143
EMC	92,700	2,495
Emulex*	6,600	53
Endurance International Group Holdings*	3,000	55
EnerNOC*	2,400	27
Entegris*	12,900	172
Entropic Communications*	7,500	23
Envestnet*	3,200	164
EPAM Systems*	3,300	214
Epiq Systems	2,800	50
ePlus*	500	41
Equinix	2,651	678
Euronet Worldwide*	4,700	275
EVERTEC	6,100	126
Everyday Health*	600	7
Exar*	4,100	40
ExlService Holdings*	3,100	107
Extreme Networks*	8,200	21
F5 Networks*	3,500	427
Facebook, Cl A*	89,600	7,058
FactSet Research Systems	2,000	315
Fair Isaac	2,900	257
Fairchild Semiconductor International, Cl A*	10,600	193
FARO Technologies*	1,600	64
FEI	3,800	287
Fidelity National Information Services	13,000	812
Finisar*	9,400	191
FireEye*	4,500	186
First Solar*	3,100	185
Fiserv*	11,400	885
Five9*	1,000	5
FleetCor Technologies*	3,800	611
FLIR Systems	6,500	201
FormFactor*	4,700	37
Forrester Research	1,100	38
Fortinet*	6,500	245

42	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Freescale Semiconductor*	5,200	$203
Gartner*	4,100	340
Genpact*	7,900	173
Gigamon*	2,400	71
Global Cash Access Holdings*	6,600	49
Global Payments	3,100	311
Global Sources*	1,300	7
Globant*	800	17
Glu Mobile*	9,300	63
Gogo*	5,365	113
Google, Cl A*	12,700	6,969
Google, Cl C*	12,935	6,951
GrubHub*	900	37
GSI Group*	2,600	35
GTT Communications*	1,800	33
Guidance Software*	1,500	9
Guidewire Software*	6,300	315
Hackett Group	2,200	21
Harmonic*	7,900	55
Harris	4,800	385
Heartland Payment Systems	3,400	173
Hewlett-Packard	86,500	2,852
Higher One Holdings*	2,700	8
HomeAway*	3,800	106
Hortonworks*	700	14
HubSpot*	500	19
IAC	3,500	244
IGATE*	3,500	166
II-VI*	5,000	89
Immersion*	2,400	26
Imperva*	2,500	114
Infinera*	11,300	212
Infoblox*	5,100	120
Informatica*	5,100	245
Information Services Group	2,700	11
Ingram Micro, Cl A*	7,400	186
Inphi*	3,100	66
Insight Enterprises*	3,800	109
Integrated Device Technology*	12,155	221
Integrated Silicon Solution	2,600	48
Intel	226,000	7,356
Interactive Intelligence Group*	1,600	70
InterDigital	3,300	181
Internap*	4,700	44
International Business Machines	43,100	7,383
Intersil, Cl A	12,100	162
Intevac*	2,000	10
Intralinks Holdings*	3,300	32
Intuit	12,900	1,294
InvenSense, Cl A*	6,800	101

Description	Shares	Market Value ($ Thousands)
IPG Photonics*	1,600	$142
Itron*	3,700	133
Ixia*	5,600	67
IXYS	2,000	23
j2 Global	4,400	305
Jabil Circuit	9,600	216
Jack Henry & Associates	3,900	259
JDS Uniphase*	9,600	122
Jive Software*	3,700	20
Juniper Networks	19,200	507
Kemet*	3,600	16
Keysight Technologies*	7,850	263
Kimball Electronics*	2,250	29
KLA-Tencor	7,500	441
Knowles*	3,400	65
Kofax*	6,300	69
Kopin*	5,300	18
KVH Industries*	1,300	18
Lam Research	7,400	559
Lattice Semiconductor*	10,800	64
Leidos Holdings	2,700	112
LendingClub*	3,800	66
Lexmark International, Cl A	2,600	115
Limelight Networks*	5,000	19
Linear Technology	10,900	503
LinkedIn, Cl A*	4,800	1,210
Lionbridge Technologies*	5,400	30
Liquidity Services*	2,000	19
Littelfuse	2,100	206
LivePerson*	5,200	49
LogMeIn*	2,200	141
Luxoft Holding, Cl A*	700	36
M/A-COM Technology Solutions*	1,300	40
Manhattan Associates*	7,000	368
ManTech International, Cl A	2,300	67
Marchex, Cl B	2,100	9
Marin Software*	2,100	13
Marketo*	2,400	68
Marvell Technology Group	18,800	263
MasterCard, Cl A	45,700	4,123
Maxim Integrated Products	12,600	414
MAXIMUS	6,200	397
MaxLinear, Cl A*	2,300	20
Maxwell Technologies*	2,400	13
Mentor Graphics	8,833	211
Mercury Systems*	3,300	46
Mesa Laboratories	300	25
Methode Electronics	3,600	153
Micrel	4,400	60
Microchip Technology	9,400	448

43	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Micron Technology*	48,700	$1,370
Microsemi*	8,800	294
Microsoft	375,500	18,264
MicroStrategy, Cl A*	800	146
Millennial Media*	6,600	10
MKS Instruments	4,970	173
MobileIron*	1,300	8
Model N*	1,600	19
ModusLink Global Solutions*	3,200	11
MoneyGram International*	2,300	18
Monolithic Power Systems	3,500	181
Monotype Imaging Holdings	3,600	117
Monster Worldwide*	7,400	44
Motorola Solutions	9,000	538
MTS Systems	1,400	99
Multi-Fineline Electronix*	700	16
Nanometrics*	2,000	31
National Instruments	4,200	120
NCR*	7,900	217
NetApp	14,100	511
NETGEAR*	3,200	97
NetScout Systems*	3,464	142
NetSuite*	2,000	191
NeuStar, Cl A*	5,000	150
New Relic*	500	16
Newport*	3,800	72
NIC	6,000	102
Nimble Storage*	700	17
Nuance Communications*	10,900	167
Numerex, Cl A*	1,100	12
NVE	400	27
NVIDIA	25,700	570
Oclaro*	7,600	15
OmniVision Technologies*	5,100	142
ON Semiconductor*	20,700	238
OPOWER*	700	7
Oracle	149,200	6,508
OSI Systems*	1,800	121
Palo Alto Networks*	2,400	355
Pandora Media*	8,800	157
Park City Group*	900	10
Park Electrochemical	2,100	46
ParkerVision*	8,400	6
Paychex	14,900	721
Paycom Software*	600	19
PC Connection	900	22
PDF Solutions*	2,700	49
Pegasystems	3,100	67
Perficient*	3,300	68
Pericom Semiconductor	1,800	23

Description	Shares	Market Value ($ Thousands)
Photronics*	5,900	$52
Plantronics	3,800	202
Plexus*	3,100	133
PMC-Sierra*	16,309	137
Polycom*	13,000	170
Power Integrations	2,700	134
PRGX Global*	2,200	9
Procera Networks*	1,700	20
Progress Software*	4,600	121
Proofpoint*	3,700	200
PROS Holdings*	2,000	44
PTC*	5,000	192
Q2 Holdings*	900	18
QAD, Cl A	600	15
Qlik Technologies*	8,400	292
QLogic*	7,900	116
Qorvo*	13,097	863
QUALCOMM	76,700	5,216
Qualys*	1,900	94
Quantum*	18,600	37
QuickLogic*	4,500	8
QuinStreet*	2,900	16
Rackspace Hosting*	5,500	296
Rally Software Development*	2,700	39
Rambus*	10,800	149
RealD*	3,400	42
RealNetworks*	1,900	12
RealPage*	4,700	93
Red Hat*	8,700	655
Reis	700	16
RetailMeNot*	3,100	57
Rightside Group*	700	6
Rocket Fuel*	1,700	14
Rofin-Sinar Technologies*	2,600	62
Rogers*	1,700	124
Rosetta Stone*	1,700	14
Rovi*	3,900	72
Rubicon Project*	700	12
Rubicon Technology*	2,200	8
Ruckus Wireless*	6,300	74
Rudolph Technologies*	3,500	45
Sabre	1,800	45
Salesforce.com inc*	27,800	2,024
SanDisk	9,900	663
Sanmina*	7,700	157
Sapiens International*	2,000	17
ScanSource*	2,600	104
Science Applications International	3,600	180
SciQuest*	2,300	35
Seachange International*	2,700	18

44	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Semtech*	6,300	$147
ServiceNow*	6,600	494
ServiceSource International*	5,900	21
ShoreTel*	5,200	36
Shutterstock*	1,473	99
Silicon Graphics International*	2,900	24
Silicon Laboratories*	4,000	207
Silver Springs Network*	3,300	32
Skyworks Solutions	8,600	793
SolarWinds*	2,700	132
Solera Holdings	2,900	141
Sonus Networks*	4,460	35
Speed Commerce*	4,200	1
Splunk*	5,500	365
SPS Commerce*	1,400	91
SS&C Technologies Holdings	6,300	379
Stamps.com*	1,300	80
SunEdison*	12,200	309
SunPower, Cl A*	1,900	61
Super Micro Computer*	3,300	95
Sykes Enterprises*	3,700	93
Symantec	31,600	788
Synaptics*	3,314	281
Synchronoss Technologies*	3,200	147
SYNNEX	2,600	199
Synopsys*	7,000	328
Syntel*	2,800	126
Tableau Software, Cl A*	1,600	157
Take-Two Interactive Software*	7,800	185
Tangoe*	3,906	53
Tech Data*	1,500	85
TechTarget*	1,400	15
TeleCommunication Systems, Cl A*	4,000	12
Telenav*	2,300	19
TeleTech Holdings	1,500	39
Teradata*	7,100	312
Teradyne	9,800	179
TESSCO Technologies	400	10
Tessera Technologies	5,000	181
Texas Instruments	49,300	2,673
Textura*	1,700	44
TiVo*	9,600	106
Total System Services	7,600	301
Travelzoo*	600	8
Tremor Video*	3,200	8
Trimble Navigation*	11,700	298
TrueCar*	800	12
TTM Technologies*	5,500	51
TubeMogul*	600	9
Twitter*	23,500	916

Description	Shares	Market Value ($ Thousands)
Tyler Technologies*	3,000	$366
Ubiquiti Networks	2,800	80
Ultimate Software Group*	2,600	432
Ultra Clean Holdings*	2,400	14
Ultratech*	2,800	56
Unisys*	4,600	100
Universal Display*	3,800	167
Unwired Planet*	8,100	5
Vantiv, Cl A*	5,800	227
Varonis Systems*	400	12
VASCO Data Security International*	2,700	69
Veeco Instruments*	3,800	112
VeriFone Systems*	4,700	168
Verint Systems*	5,500	338
VeriSign*	5,000	318
ViaSat*	3,800	228
Viasystems Group*	400	7
Violin Memory*	7,500	26
VirnetX Holding*	4,700	30
Virtusa*	2,300	92
Visa, Cl A	91,100	6,017
Vishay Intertechnology	5,600	71
Vishay Precision Group*	1,000	14
VMware, Cl A*	3,900	344
Vringo*	5,900	4
Web.com Group*	4,600	85
WebMD Health, Cl A*	3,700	163
Western Digital	10,100	987
Western Union	23,900	485
WEX*	3,606	406
Workday, Cl A*	4,200	383
Workiva, Cl A*	1,000	14
Xcerra*	4,900	48
Xerox	54,400	626
Xilinx	12,200	529
XO Group*	2,300	37
Xoom*	2,600	46
Yahoo!*	43,100	1,835
Yelp, Cl A*	2,100	83
Yodlee*	200	3
YuMe*	1,600	8
Zebra Technologies, Cl A*	2,400	221
Zendesk*	1,000	23
Zillow Group, Cl A*	2,143	209
Zix*	5,000	21
Zynga, Cl A*	29,500	72

		212,034

Materials — 2.5%
A Schulman	2,600	110
AEP Industries*	300	15

45	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Air Products & Chemicals	9,600	$1,377
Airgas	3,400	344
AK Steel Holding*	16,000	81
Albemarle	5,384	321
Alcoa	53,600	719
Allegheny Technologies	4,600	156
AM Castle*	1,600	6
American Vanguard	2,500	27
Ampco-Pittsburgh	700	11
AptarGroup	2,800	174
Ashland	3,200	404
Avery Dennison	4,500	250
Axalta Coating Systems*	2,500	77
Axiall	6,500	265
Balchem	2,854	150
Ball	6,200	455
Bemis	4,800	216
Berry Plastics Group*	8,400	287
Boise Cascade*	3,600	125
Cabot	2,700	115
Calgon Carbon	5,000	111
Carpenter Technology	2,300	99
Celanese, Cl A	6,900	458
Century Aluminum*	4,800	62
CF Industries Holdings	2,200	632
Chase	600	21
Chemtura*	6,150	185
Clearwater Paper*	1,900	122
Cliffs Natural Resources	6,500	39
Coeur Mining*	9,200	48
Commercial Metals	10,900	181
Compass Minerals International	1,400	124
Crown Holdings*	6,600	358
Cytec Industries	3,400	188
Deltic Timber	1,000	64
Domtar	2,700	117
Dow Chemical	55,000	2,805
E.I. du Pont de Nemours	41,900	3,067
Eagle Materials	2,500	208
Eastman Chemical	6,800	518
Ecolab	12,100	1,355
Ferro*	6,900	93
Flotek Industries*	4,700	67
FMC	6,100	362
Freeport-McMoRan	48,100	1,119
FutureFuel	1,900	21
Globe Specialty Metals	6,100	122
Gold Resource	3,200	11
Graphic Packaging Holding	30,100	424
Greif, Cl A	1,400	57

Description	Shares	Market Value ($ Thousands)
Handy & Harman*	400	$14
Hawkins	900	35
Haynes International	1,200	53
HB Fuller	4,600	192
Headwaters*	6,900	121
Hecla Mining	34,200	103
Horsehead Holding*	5,000	75
Huntsman	9,500	219
Innophos Holdings	2,100	111
Innospec	2,300	101
International Flavors & Fragrances	3,600	413
International Paper	19,700	1,058
Intrepid Potash*	5,200	65
Kaiser Aluminum	1,700	137
KapStone Paper and Packaging	7,900	221
KMG Chemicals	900	26
Koppers Holdings	1,700	38
Kraton Performance Polymers*	2,700	61
Kronos Worldwide	1,800	24
Louisiana-Pacific*	12,800	195
LSB Industries*	1,900	81
Marrone Bio Innovations*	1,200	4
Martin Marietta Materials	2,900	414
Materion	2,000	80
MeadWestvaco	7,500	366
Minerals Technologies	3,200	217
Molycorp*	18,200	17
Monsanto	22,000	2,507
Mosaic	15,100	664
Myers Industries	2,300	37
Neenah Paper	1,600	97
NewMarket	400	179
Newmont Mining	22,700	601
Noranda Aluminum Holding	3,800	13
Nucor	14,600	713
Olin	7,400	219
Olympic Steel	700	8
OM Group	3,000	90
OMNOVA Solutions*	4,000	32
Owens-Illinois*	7,700	184
Packaging Corp of America	4,400	304
PH Glatfelter	3,900	97
Platform Specialty Products*	4,800	129
PolyOne	8,200	320
PPG Industries	6,300	1,396
Praxair	13,300	1,622
Quaker Chemical	1,200	100
Rayonier Advanced Materials	1,800	30
Reliance Steel & Aluminum	3,500	227
Rentech*	19,500	23

46	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Resolute Forest Products*	5,900	$91
Rock-Tenn, Cl A	6,600	416
Royal Gold	2,800	181
RPM International	6,000	285
RTI International Metals*	2,900	109
Ryerson Holding*	1,200	7
Schnitzer Steel Industries, Cl A	2,500	44
Schweitzer-Mauduit International	2,800	124
Scotts Miracle-Gro, Cl A	1,900	123
Sealed Air	9,700	442
Senomyx*	3,600	21
Sensient Technologies	4,600	301
Sherwin-Williams	3,900	1,084
Sigma-Aldrich	5,400	750
Silgan Holdings	2,600	140
Sonoco Products	4,800	215
Southern Copper	12,600	410
Steel Dynamics	10,700	237
Stepan	1,800	92
Stillwater Mining*	11,300	152
SunCoke Energy	6,100	107
TimkenSteel	1,700	50
Trecora Resources*	1,500	18
Tredegar	2,400	49
UFP Technologies*	600	12
United States Lime & Minerals	231	15
United States Steel	6,400	154
Universal Stainless & Alloy Products*	600	13
US Concrete*	1,400	51
Valspar	3,800	308
Vulcan Materials	5,800	496
Walter Energy	7,000	4
Wausau Paper	3,600	34
Westlake Chemical	1,700	133
Worthington Industries	4,800	130
WR Grace*	3,400	329
Zep	1,900	38

		39,921

Telecommunication Services — 1.4%
8x8*	8,700	76
AT&T	235,600	8,161
Atlantic Telegraph-Network	900	59
Boingo Wireless*	1,900	16
CenturyLink	26,500	953
Cincinnati Bell*	20,600	71
Cogent Communications Holdings	4,400	154
Consolidated Communications Holdings	4,814	101
FairPoint Communications*	1,700	33
Frontier Communications	45,200	310
General Communication, Cl A*	3,700	59

Description	Shares	Market Value ($ Thousands)
Globalstar*	25,200	$65
Hawaiian Telcom Holdco*	900	24
IDT, Cl B	1,500	26
inContact*	5,800	60
Inteliquent	3,200	61
Intelsat*	2,300	29
Iridium Communications*	7,900	80
Level 3 Communications*	12,670	709
Lumos Networks	1,600	23
NTELOS Holdings	1,500	9
ORBCOMM*	5,700	34
Premiere Global Services*	4,100	42
RingCentral, Cl A*	2,900	50
SBA Communications, Cl A*	5,900	683
Shenandoah Telecommunications	2,300	79
Spok Holdings	2,000	38
Sprint*	34,800	179
Telephone & Data Systems	3,600	96
T-Mobile US*	11,900	405
United States Cellular*	600	22
Verizon Communications	187,900	9,478
Vonage Holdings*	16,700	77
Windstream Holdings	4,667	54
Zayo Group Holdings*	1,500	40

		22,356

Utilities — 2.1%
AES	32,300	428
AGL Resources	5,500	276
ALLETE	4,100	206
Alliant Energy	5,100	308
Ameren	10,800	442
American Electric Power	22,200	1,263
American States Water	3,690	142
American Water Works	8,100	442
Aqua America	8,600	231
Artesian Resources, Cl A	700	15
Atmos Energy	4,700	254
Avista	5,600	183
Black Hills	4,200	207
California Water Service Group	4,500	107
Calpine*	17,900	390
CenterPoint Energy	19,200	403
Chesapeake Utilities	1,400	67
Cleco	5,500	299
CMS Energy	12,100	411
Connecticut Water Service	900	32
Consolidated Edison	13,200	812
Dominion Resources	26,500	1,900
DTE Energy	8,100	645
Duke Energy	32,300	2,506

47	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Dynegy, Cl A*	11,400	$379
Edison International	14,900	908
El Paso Electric	3,800	141
Empire District Electric	4,000	94
Entergy	8,200	633
Eversource Energy	14,200	692
Exelon	39,100	1,330
FirstEnergy	19,200	689
Great Plains Energy	6,500	170
Hawaiian Electric Industries	4,200	131
IDACORP	4,600	278
Integrys Energy Group	3,600	263
ITC Holdings	7,300	263
Laclede Group	4,000	208
MDU Resources Group	8,100	181
MGE Energy	3,200	133
Middlesex Water	1,300	30
National Fuel Gas	3,600	232
New Jersey Resources	7,800	238
NextEra Energy	19,800	1,998
NiSource	14,500	630
Northwest Natural Gas	2,500	117
NorthWestern	4,300	224
NRG Energy	14,900	376
NRG Yield, Cl A	2,300	113
OGE Energy	9,200	301
ONE Gas	4,900	206
Ormat Technologies	3,000	110
Otter Tail	3,400	102
Pattern Energy Group, Cl A	4,200	122
Pepco Holdings	11,300	294
PG&E	21,000	1,111
Piedmont Natural Gas	7,100	266
Pinnacle West Capital	5,100	312
PNM Resources	7,200	200
Portland General Electric	7,200	253
PPL	30,300	1,031
Public Service Enterprise Group	23,400	972
Questar	7,400	173
SCANA	6,500	344
Sempra Energy	11,300	1,200
SJW	1,300	38
South Jersey Industries	3,100	164
Southern	39,900	1,768
Southwest Gas	4,300	236
Spark Energy, Cl A	500	6
TECO Energy	9,900	188
TerraForm Power, Cl A	2,700	107
UGI	7,800	272
UIL Holdings	5,300	264

Description	Shares	Market Value ($ Thousands)
Unitil	1,300	$44
Vectren	3,500	151
Vivint Solar*	1,800	25
Westar Energy, Cl A	5,500	207
WGL Holdings	4,800	264
Wisconsin Energy	10,000	491
Xcel Energy	22,600	766
York Water	1,200	30

		34,438

		1,105,529

Total Common Stock (Cost $1,387,600) ($ Thousands)		1,562,413

EXCHANGE TRADED FUNDS — 1.6%
iShares MSCI India	303,600	8,921
iShares Trust MSCI Taiwan Index Fund	1,072,200	17,627
SPDR S&P 500 Trust	752	157

Total Exchange Traded Funds (Cost $26,604) ($ Thousands)		26,705

PREFERRED STOCK — 0.5%

Brazil — 0.4%
AES Tiete	4,300	25
Banco Bradesco	87,360	937
Banco do Estado do Rio Grande do Sul	6,500	25
Bradespar	6,700	27
Braskem	5,900	24
Cia Brasileira de Distribuicao	5,200	175
Cia Energetica de Minas Gerais	30,100	146
Cia Energetica de Sao Paulo	7,400	46
Cia Paranaense de Energia	3,900	43
Gerdau	32,800	110
Itau Unibanco Holding	100,200	1,289
Itausa-Investimentos Itau	114,600	407
Metalurgica Gerdau, Cl A	11,500	38
Oi*	9,490	18
Petroleo Brasileiro*	124,000	540
Suzano Papel e Celulose, Cl A	9,800	49
Telefonica Brasil	9,900	163
Usinas Siderurgicas de Minas Gerais	15,100	31
Vale	123,200	739

		4,832

Chile — 0.0%
Embotelladora Andina	13,237	42
Sociedad Quimica y Minera de Chile, Cl B	3,839	84

		126

48	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

Description	Shares	Market Value ($ Thousands)
Colombia — 0.0%
Banco Davivienda	3,511	$41
Bancolombia	14,990	169
Grupo Argos	15,599	123
Grupo Aval Acciones y Valores	27,249	14
Grupo de Inversiones Suramericana	12,441	184

		531

Germany — 0.1%
Bayerische Motoren Werke	1,163	107
FUCHS PETROLUB	1,519	64
Henkel & KGaA	4,086	477
Porsche Automobil Holding	3,543	339
Volkswagen	3,657	948

		1,935

South Korea — 0.0%
Hyundai Motor	2,718	307
LG Chemical	265	45
Samsung Electronics	50	51

		403

Total Preferred Stock (Cost $10,168) ($ Thousands)		7,827

	Number of Rights

RIGHTS — 0.0%

Italy — 0.0%
UnipolSai SPA-A*	19,289	—
UnipolSai SPA-B*	19,289	—

		—

Spain — 0.0%
Banco Popular Espanol*	41,289	1

United States — 0.0%
Durata Therapeutics*	1,300	—
Furiex Pharmaceuticals*	500	—

		—

Total Rights (Cost $—) ($ Thousands)		1

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%

Thailand — 0.0%
Minor International, Expires 11/03/17*	2,670	$—

Total Warrants (Cost $—) ($ Thousands)		—

Total Investments — 98.1% (Cost $1,424,372) ($ Thousands)@		$1,596,946

A list of the open futures contracts held by the Fund at April 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	139	Jun-2015	$154
S&P Mid 400 Index E-MINI	14	Jun-2015	(8)
MSCI Emerging Markets E-MINI	96	Jun-2015	369
MSCI EAFE Index E-MINI	47	Jun-2015	113
Russell 2000 Index E-MINI	16	Jun-2015	(18)

			$610

For the period ended April 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,627,234 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security considered illiquid. The total value of such security as of April 30, 2015 was $279 ($ Thousands) and represented 0.02% of Net Assets.

(C)	Security considered Master Limited Partnership. At April 30, 2015, this security amounted to $567 ($ Thousands) or 0.03% of Net Assets.

*	Non-income producing security.

†	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Africa, Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

@ At April 30, 2015 the tax basis cost of the Fund’s investments was $1,424,372 ($ Thousands), and the unrealized appreciation and depreciation were $225,609 ($ Thousands) and $(53,035) ($ Thousands), respectively.

49	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

APRIL 30, 2015

The following is a list of the inputs used as of April 30, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,562,134	$—	$279	$1,562,413
Exchange Traded Funds	26,705	—	—	26,705
Preferred Stock	7,827	—	—	7,827
Rights	1	—	—	1
Warrants	—	—	—	—

Total Investments in Securities	$1,596,667	$—	$279	$1,596,946

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$636	$—	$—	$636
Unrealized Depreciation	(26)	—	—	(26)

Total Other Financial Instruments	$610	$—	$—	$610

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended April 30, 2015, there were no transfers between Level 1, Level 2 and/ or Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended April 30, 2015 ($ Thousands):

SEI Investments

Value 7/31/2014	Purchases at Cost	Proceeds from Sales	Appreciation	Value 4/30/2015	Dividend Income
$—	$231	$—	$52	$283	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

50	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 29.5%

Consumer Discretionary — 3.3%
1011778 BC ULC
6.000%, 04/01/22 (A)	$250	$258
21st Century Fox America
6.650%, 11/15/37	100	130
6.150%, 02/15/41	150	186
3.000%, 09/15/22	300	304
24 Hour Holdings III
8.000%, 06/01/22 (A)	25	22
Amazon.com
4.800%, 12/05/34	100	106
2.500%, 11/29/22	200	196
AMC Entertainment
9.750%, 12/01/20	100	109
AMC Networks
7.750%, 07/15/21	100	109
American Axle & Manufacturing
6.625%, 10/15/22	100	106
American Builders & Contractors Supply
5.625%, 04/15/21 (A)	100	103
American Honda Finance MTN
2.250%, 08/15/19	200	203
American Tire Distributors
10.250%, 03/01/22 (A)	100	105
Anheuser-Busch InBev Finance
3.700%, 02/01/24	300	316
Anheuser-Busch InBev Worldwide
1.375%, 07/15/17	200	202
APX Group
6.375%, 12/01/19	150	150
Aramark Services
5.750%, 03/15/20	100	104
Ashtead Capital
5.625%, 10/01/24 (A)	200	210
Associated Materials
9.125%, 11/01/17	50	43
AutoZone
3.700%, 04/15/22	80	83
Bed Bath & Beyond
5.165%, 08/01/44	100	106
Best Buy
5.000%, 08/01/18	100	105
BorgWarner
4.375%, 03/15/45	50	51
3.375%, 03/15/25	100	101
Boyd Gaming
9.125%, 12/01/18	100	105
Brookfield Residential
6.500%, 12/15/20	100	105

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cablevision Systems
5.875%, 09/15/22	$100	$106
Caesars Entertainment Resort Properties
11.000%, 10/01/21	100	90
8.000%, 10/01/20	150	150
CBS
5.500%, 05/15/33	175	192
CCOH Safari
5.750%, 12/01/24	265	265
5.500%, 12/01/22	205	205
Chinos Intermediate Holdings
7.750%, 05/01/19 (A)	50	43
Cinemark USA
4.875%, 06/01/23	50	51
Claire’s Stores
9.000%, 03/15/19 (A)	100	89
Clear Channel Worldwide Holdings
7.625%, 03/15/20	300	316
6.500%, 11/15/22	150	158
Comcast
5.700%, 05/15/18	250	282
4.750%, 03/01/44	200	219
4.250%, 01/15/33	100	104
4.200%, 08/15/34	400	415
3.375%, 02/15/25	150	154
CSC Holdings
6.750%, 11/15/21	50	57
5.250%, 06/01/24 (A)	150	156
DIRECTV Holdings
5.150%, 03/15/42	150	152
5.000%, 03/01/21	150	166
3.950%, 01/15/25	100	102
1.750%, 01/15/18	200	200
Discovery Communications
6.350%, 06/01/40	100	119
5.050%, 06/01/20	125	139
DISH DBS
6.750%, 06/01/21	200	212
5.875%, 07/15/22	300	302
5.875%, 11/15/24	160	158
Dollar General
3.250%, 04/15/23	100	97
DR Horton
4.000%, 02/15/20	45	46
3.750%, 03/01/19	100	101
Expedia
4.500%, 08/15/24	50	50

51	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Family Tree Escrow
5.750%, 03/01/23 (A)	$380	$399
5.250%, 03/01/20 (A)	5	5
FCA
8.250%, 06/15/21	150	166
8.000%, 06/15/19	400	419
Fiat Chrysler Automobile
4.500%, 04/15/20	200	201
Ford Motor
4.750%, 01/15/43	125	131
Ford Motor Credit
8.000%, 12/15/16	350	386
5.875%, 08/02/21	250	292
5.000%, 05/15/18	225	245
3.219%, 01/09/22	200	204
1.461%, 03/27/17	200	200
Gannett
5.125%, 07/15/20	250	262
General Motors
6.250%, 10/02/43	150	179
4.875%, 10/02/23	150	162
3.500%, 10/02/18	100	103
Goodyear Tire & Rubber
6.500%, 03/01/21	300	317
Grupo Televisa
6.000%, 05/15/18	100	112
Hanesbrands
6.375%, 12/15/20	100	106
Hilton Worldwide Finance
5.625%, 10/15/21	200	211
Home Depot
5.875%, 12/16/36	200	257
4.400%, 03/15/45	100	110
2.000%, 06/15/19	100	102
iHeartCommunications
9.000%, 09/15/22	500	478
International Game Technology
6.250%, 02/15/22 (A)	300	296
5.350%, 10/15/23	100	100
Jaguar Land Rover Automotive
4.250%, 11/15/19 (A)	150	154
Johnson Controls
4.950%, 07/02/64	25	25
3.625%, 07/02/24	50	52
K Hovnanian Enterprises
7.250%, 10/15/20 (A)	100	105
Kohl’s
4.750%, 12/15/23	100	109

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
L Brands
5.625%, 02/15/22	$150	$164
5.625%, 10/15/23	100	112
Landry’s
9.375%, 05/01/20 (A)	100	107
Laureate Education
10.000%, 09/01/19 (A)	100	98
Lear
5.250%, 01/15/25	75	77
Lennar
4.750%, 11/15/22	100	101
4.500%, 06/15/19	100	103
Levi Strauss
6.875%, 05/01/22	100	109
5.000%, 05/01/25 (A)	120	120
Lowe’s
6.650%, 09/15/37	100	137
4.625%, 04/15/20	100	111
4.250%, 09/15/44	50	53
3.125%, 09/15/24	100	103
Macy’s Retail Holdings
4.500%, 12/15/34	100	104
2.875%, 02/15/23	125	124
Magna International
3.625%, 06/15/24	100	101
Massachusetts Institute of Technology
5.600%, 07/01/11	100	131
Mattel
2.350%, 05/06/19	100	100
McClatchy
9.000%, 12/15/22	100	97
McDonald’s MTN
6.300%, 10/15/37	150	190
5.350%, 03/01/18	200	222
Men’s Wearhouse
7.000%, 07/01/22 (A)	50	53
MGM Resorts International
6.625%, 12/15/21	200	214
6.000%, 03/15/23	200	207
Monitronics International
9.125%, 04/01/20	100	99
MPG Holdco I
7.375%, 10/15/22 (A)	45	48
NBCUniversal Media
5.150%, 04/30/20	250	286
Neiman Marcus Group
8.000%, 10/15/21 (A)	200	215

52	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Netflix
5.875%, 02/15/25 (A)	$38	$40
5.500%, 02/15/22 (A)	25	26
5.375%, 02/01/21	100	105
Newell Rubbermaid
4.000%, 12/01/24	100	104
Nordstrom
5.000%, 01/15/44	100	114
Party City Holdings
8.875%, 08/01/20	50	54
Penske Automotive Group
5.750%, 10/01/22	50	52
Petco Holdings PIK
8.500%, 10/15/17 (A)	200	206
Pinnacle Entertainment
6.375%, 08/01/21	150	159
PVH
4.500%, 12/15/22	100	102
Quebecor Media
5.750%, 01/15/23	50	52
QVC
4.450%, 02/15/25	100	100
Regal Entertainment Group
5.750%, 03/15/22	50	51
Royal Caribbean Cruises
5.250%, 11/15/22	100	106
RSI Home Products
6.500%, 03/15/23 (A)	67	70
Sally Holdings
6.875%, 11/15/19	100	106
5.750%, 06/01/22	100	106
Scientific Games International
10.000%, 12/01/22 (A)	200	186
7.000%, 01/01/22 (A)	125	130
Sears Holdings
6.625%, 10/15/18	100	96
Serta Simmons Holdings
8.125%, 10/01/20 (A)	50	53
Sinclair Television Group
5.375%, 04/01/21	150	152
Sirius XM Radio
6.000%, 07/15/24 (A)	200	207
5.375%, 04/15/25 (A)	125	126
Six Flags Entertainment
5.250%, 01/15/21 (A)	100	103
Standard Pacific
8.375%, 05/15/18	100	115
Starwood Hotels & Resorts Worldwide
3.750%, 03/15/25	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Starz
5.000%, 09/15/19	$100	$102
Station Casinos
7.500%, 03/01/21	25	27
Target
6.500%, 10/15/37	100	136
6.000%, 01/15/18	100	112
3.500%, 07/01/24	150	158
Time
5.750%, 04/15/22 (A)	100	98
Time Warner
6.200%, 03/15/40	275	334
5.875%, 11/15/16	100	107
3.550%, 06/01/24	200	205
2.100%, 06/01/19	350	351
Time Warner Cable
8.750%, 02/14/19	100	118
6.550%, 05/01/37	100	104
5.875%, 11/15/40	200	197
5.850%, 05/01/17	145	155
4.500%, 09/15/42	100	85
Toyota Motor Credit MTN
3.300%, 01/12/22	200	210
2.050%, 01/12/17	200	204
2.000%, 09/15/16	200	204
1.750%, 05/22/17	100	102
Unitymedia Hessen GmbH & KG
5.000%, 01/15/25 (A)	200	201
Viacom
5.850%, 09/01/43	100	106
4.850%, 12/15/34	100	99
4.250%, 09/01/23	125	130
Walt Disney MTN
4.125%, 06/01/44	75	79
2.350%, 12/01/22	50	50
1.100%, 12/01/17	200	200
Whirlpool
3.700%, 05/01/25	200	204
WPP Finance 2010
3.750%, 09/19/24	100	104
Wyndham Worldwide
4.250%, 03/01/22	100	103
Wynn Las Vegas
5.500%, 03/01/25 (A)	200	201
5.375%, 03/15/22	100	102
ZF North America Capital
4.500%, 04/29/22 (A)	150	150
4.000%, 04/29/20 (A)	150	151

		25,698

53	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Consumer Staples — 1.6%
Albertsons Holdings
7.750%, 10/15/22 (A)	$26	$28
Alliance One International
9.875%, 07/15/21	50	44
Altria Group
9.700%, 11/10/18	106	133
9.250%, 08/06/19	100	128
5.375%, 01/31/44	100	112
2.850%, 08/09/22	100	100
Anheuser-Busch InBev Finance
1.125%, 01/27/17	200	201
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39	100	156
3.750%, 07/15/42	100	95
Archer-Daniels-Midland
4.479%, 03/01/21	50	56
4.016%, 04/16/43	50	50
Avon Products
5.750%, 03/15/23	100	91
B&G Foods
4.625%, 06/01/21	100	100
Coca-Cola
1.800%, 09/01/16	100	102
1.650%, 11/01/18	300	304
Coca-Cola Femsa
2.375%, 11/26/18	150	153
Colgate-Palmolive MTN
3.250%, 03/15/24	50	53
1.750%, 03/15/19	50	50
ConAgra Foods
3.200%, 01/25/23	150	147
1.900%, 01/25/18	100	100
Constellation Brands
4.250%, 05/01/23	150	154
3.750%, 05/01/21	100	102
Costco Wholesale
1.700%, 12/15/19	100	100
1.125%, 12/15/17	100	100
Cott Beverages
6.750%, 01/01/20 (A)	80	84
CVS Health
5.300%, 12/05/43	50	60
4.000%, 12/05/23	100	107
2.750%, 12/01/22	100	100
2.250%, 12/05/18	125	128
Dean Foods
6.500%, 03/15/23 (A)	47	48

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Diageo Capital
5.750%, 10/23/17	$125	$138
2.625%, 04/29/23	100	99
1.500%, 05/11/17	100	101
Dr Pepper Snapple Group
2.000%, 01/15/20	100	99
General Mills
5.700%, 02/15/17	100	108
3.150%, 12/15/21	100	103
HJ Heinz
4.875%, 02/15/25 (A)	215	235
4.250%, 10/15/20	200	205
HRG Group
7.875%, 07/15/19	100	106
7.750%, 01/15/22	50	50
Ingles Markets
5.750%, 06/15/23	100	104
JBS USA
5.875%, 07/15/24 (A)	250	255
JM Smucker
4.375%, 03/15/45 (A)	100	99
4.250%, 03/15/35 (A)	20	20
Kellogg
7.450%, 04/01/31	75	100
Kimberly-Clark
6.625%, 08/01/37	100	138
Kraft Foods Group
6.125%, 08/23/18	200	227
5.000%, 06/04/42	100	107
3.500%, 06/06/22	100	102
Kroger
4.000%, 02/01/24	100	107
2.200%, 01/15/17	150	152
Lorillard Tobacco
6.875%, 05/01/20	100	118
Molson Coors Brewing
5.000%, 05/01/42	93	97
Mondelez International
4.000%, 02/01/24	260	278
PepsiCo
5.500%, 01/15/40	100	121
5.000%, 06/01/18	150	166
4.500%, 01/15/20	100	112
4.250%, 10/22/44	100	105
2.750%, 03/05/22	150	153
2.500%, 05/10/16	150	153

54	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Philip Morris International
6.375%, 05/16/38	$200	$262
5.650%, 05/16/18	200	225
4.500%, 03/26/20	100	111
4.250%, 11/10/44	50	51
4.125%, 03/04/43	50	50
Pilgrim’s Pride
5.750%, 03/15/25 (A)	33	34
Post Holdings
7.375%, 02/15/22	300	311
Procter & Gamble
5.550%, 03/05/37	100	130
4.700%, 02/15/19	200	223
3.100%, 08/15/23	100	105
1.450%, 08/15/16	100	101
Revlon Consumer Products
5.750%, 02/15/21	100	100
Reynolds American
4.750%, 11/01/42	100	98
3.250%, 11/01/22	100	99
Rite Aid
6.750%, 06/15/21	300	318
6.125%, 04/01/23 (A)	65	67
Smithfield Foods
6.625%, 08/15/22	100	108
Spectrum Brands
6.375%, 11/15/20	100	106
Sun Products
7.750%, 03/15/21 (A)	100	88
Sysco
4.500%, 10/02/44	50	52
4.350%, 10/02/34	50	51
3.500%, 10/02/24	100	103
Tyson Foods
4.500%, 06/15/22	100	109
3.950%, 08/15/24	50	52
Unilever Capital
5.900%, 11/15/32	100	137
4.250%, 02/10/21	100	111
US Foods
8.500%, 06/30/19	100	105
Vector Group
7.750%, 02/15/21	100	107
Walgreen
5.250%, 01/15/19	100	112
Walgreens Boots Alliance
4.800%, 11/18/44	100	104
3.800%, 11/18/24	100	102
1.750%, 11/17/17	150	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wal-Mart Stores
6.500%, 08/15/37	$100	$137
5.250%, 09/01/35	200	242
4.300%, 04/22/44	225	243
3.300%, 04/22/24	200	210
3.250%, 10/25/20	100	107
2.550%, 04/11/23	150	151
1.125%, 04/11/18	200	200
WhiteWave Foods
5.375%, 10/01/22	100	108

		12,425

Energy — 3.9%
American Energy-Permian Basin
7.375%, 11/01/21 (A)	100	74
7.125%, 11/01/20 (A)	50	37
Anadarko Petroleum
6.450%, 09/15/36	125	155
6.375%, 09/15/17	225	250
5.950%, 09/15/16	100	106
Antero Resources
5.625%, 06/01/23 (A)	44	45
5.375%, 11/01/21	200	202
Apache
5.100%, 09/01/40	200	209
4.750%, 04/15/43	100	102
3.250%, 04/15/22	100	101
Arch Coal
7.250%, 06/15/21	150	32
Atwood Oceanics
6.500%, 02/01/20	100	98
Baker Hughes
5.125%, 09/15/40	100	113
Blue Racer Midstream
6.125%, 11/15/22 (A)	100	104
Bonanza Creek Energy
6.750%, 04/15/21	50	51
BP Capital Markets
3.535%, 11/04/24	100	102
3.506%, 03/17/25	200	204
3.245%, 05/06/22	100	103
2.315%, 02/13/20	200	203
1.846%, 05/05/17	100	101
BreitBurn Energy Partners
7.875%, 04/15/22	100	82
Buckeye Partners
2.650%, 11/15/18	150	150
Calfrac Holdings
7.500%, 12/01/20 (A)	50	45

55	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California Resources
6.000%, 11/15/24 (A)	$150	$141
5.500%, 09/15/21 (A)	300	284
5.000%, 01/15/20 (A)	100	95
Calumet Specialty Products Partners
6.500%, 04/15/21 (A)	100	99
Cameron International
1.400%, 06/15/17	125	124
Canadian Natural Resources
6.250%, 03/15/38	50	60
5.700%, 05/15/17	100	108
3.900%, 02/01/25	100	101
Carrizo Oil & Gas
6.250%, 04/15/23	165	167
Cenovus Energy
5.200%, 09/15/43	275	277
CGG
6.500%, 06/01/21	100	81
CHC Helicopter
9.250%, 10/15/20	90	79
Chesapeake Energy
5.750%, 03/15/23	150	146
4.875%, 04/15/22	250	231
Chevron
4.950%, 03/03/19	225	252
3.191%, 06/24/23	100	103
2.355%, 12/05/22	100	99
2.193%, 11/15/19	125	128
1.104%, 12/05/17	100	100
Cimarex Energy
4.375%, 06/01/24	150	152
Clayton Williams Energy
7.750%, 04/01/19	100	96
CNOOC Nexen Finance
4.250%, 04/30/24	200	211
1.625%, 04/30/17	200	200
Comstock Resources
10.000%, 03/15/20 (A)	100	98
Concho Resources
6.500%, 01/15/22	100	105
5.500%, 04/01/23	250	254
ConocoPhillips
6.500%, 02/01/39	125	165
5.750%, 02/01/19	100	114
4.150%, 11/15/34	100	104
3.350%, 11/15/24	100	102
2.400%, 12/15/22	150	148
1.050%, 12/15/17	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CONSOL Energy
8.000%, 04/01/23 (A)	$50	$51
5.875%, 04/15/22	200	183
Continental Resources
5.000%, 09/15/22	125	127
3.800%, 06/01/24	50	48
Crestwood Midstream Partners
6.250%, 04/01/23 (A)	70	73
6.125%, 03/01/22	100	104
6.000%, 12/15/20	50	51
DCP Midstream
5.850%, 05/21/43 (A) (B)	100	76
DCP Midstream Operating
3.875%, 03/15/23	100	92
Denbury Resources
5.500%, 05/01/22	200	190
4.625%, 07/15/23	100	90
Devon Energy
5.600%, 07/15/41	100	116
3.250%, 05/15/22	100	101
Drill Rigs Holdings
6.500%, 10/01/17 (A)	100	86
Ecopetrol
5.875%, 05/28/45	100	96
4.125%, 01/16/25	100	96
Enable Midstream Partners
2.400%, 05/15/19 (A)	100	98
Encana
6.500%, 08/15/34	225	262
Energy Transfer Equity
7.500%, 10/15/20	100	112
5.875%, 01/15/24	150	158
Energy Transfer Partners
5.950%, 10/01/43	100	108
5.150%, 03/15/45	100	98
3.600%, 02/01/23	185	184
Energy XXI Gulf Coast
11.000%, 03/15/20 (A)	200	191
9.250%, 12/15/17	100	74
Ensco
4.700%, 03/15/21	100	103
Enterprise Products Operating
5.200%, 09/01/20	100	114
5.100%, 02/15/45	225	240
4.850%, 08/15/42	100	104
3.350%, 03/15/23	200	201
2.550%, 10/15/19	100	102
EOG Resources
2.625%, 03/15/23	100	99

56	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
EP Energy
9.375%, 05/01/20	$300	$321
EV Energy Partners
8.000%, 04/15/19	100	96
EXCO Resources
8.500%, 04/15/22	100	60
Exxon Mobil
3.567%, 03/06/45	50	50
2.709%, 03/06/25	100	101
1.912%, 03/06/20	100	101
0.921%, 03/15/17	263	264
Foresight Energy
7.875%, 08/15/21 (A)	100	97
GenOn Energy
9.500%, 10/15/18	100	104
Gibson Energy
6.750%, 07/15/21 (A)	21	22
Gulfmark Offshore
6.375%, 03/15/22	50	40
Gulfport Energy
7.750%, 11/01/20	100	106
Halcon Resources
8.875%, 05/15/21	250	195
8.625%, 02/01/20 (A)	122	127
Halliburton
7.450%, 09/15/39	100	140
6.150%, 09/15/19	100	117
3.500%, 08/01/23	100	103
Hess
8.125%, 02/15/19	100	120
5.600%, 02/15/41	50	55
Jupiter Resources
8.500%, 10/01/22 (A)	100	85
Key Energy Services
6.750%, 03/01/21	100	67
Kinder Morgan
5.550%, 06/01/45	100	100
5.050%, 02/15/46	90	86
4.300%, 06/01/25	100	101
3.050%, 12/01/19	325	328
Kinder Morgan Energy Partners
5.500%, 03/01/44	250	251
4.300%, 05/01/24	100	102
4.250%, 09/01/24	100	101
2.650%, 02/01/19	100	100
Lightstream Resources
8.625%, 02/01/20 (A)	50	38
Linn Energy
6.500%, 05/15/19	100	87
6.250%, 11/01/19	300	254

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Magellan Midstream Partners
4.200%, 03/15/45	$200	$192
Magnum Hunter Resources
9.750%, 05/15/20	100	91
Marathon Oil
6.000%, 10/01/17	100	110
2.800%, 11/01/22	100	97
Marathon Petroleum
6.500%, 03/01/41	50	61
5.125%, 03/01/21	50	56
MarkWest Energy Partners
4.875%, 12/01/24	82	85
4.500%, 07/15/23	250	250
MEG Energy
7.000%, 03/31/24 (A)	200	197
Memorial Production Partners
6.875%, 08/01/22 (A)	100	94
Midstates Petroleum
10.750%, 10/01/20	50	27
9.250%, 06/01/21	100	53
Murray Energy
11.250%, 04/15/21 (A)	150	153
Nabors Industries
2.350%, 09/15/16	125	125
National Oilwell Varco
3.950%, 12/01/42	100	92
2.600%, 12/01/22	100	97
Navios Maritime Acquisition
8.125%, 11/15/21 (A)	100	102
Newfield Exploration
5.625%, 07/01/24	145	154
5.375%, 01/01/26	77	80
Nexen Energy
6.400%, 05/15/37	100	123
Noble Energy
5.250%, 11/15/43	50	54
4.150%, 12/15/21	50	53
Noble Holding International
5.950%, 04/01/25	100	99
Oasis Petroleum
6.875%, 03/15/22	100	102
Occidental Petroleum
2.700%, 02/15/23	100	99
1.750%, 02/15/17	100	102
Offshore Group Investment
7.500%, 11/01/19	200	132
ONEOK Partners
6.200%, 09/15/43	50	51
3.200%, 09/15/18	100	103

57	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pacific Drilling
5.375%, 06/01/20 (A)	$100	$85
Parsley Energy
7.500%, 02/15/22 (A)	100	104
PBF Holding
8.250%, 02/15/20	50	53
Peabody Energy
10.000%, 03/15/22 (A)	150	127
6.000%, 11/15/18	250	197
Penn Virginia
8.500%, 05/01/20	100	97
Petrobras Global Finance
7.250%, 03/17/44	150	147
6.250%, 03/17/24	150	149
Petrobras Global Finance BV
7.875%, 03/15/19	550	597
6.750%, 01/27/41	100	92
5.375%, 01/27/21	100	96
Petroleos Mexicanos
6.500%, 06/02/41	260	287
5.750%, 03/01/18	200	218
5.625%, 01/23/46	300	301
3.500%, 07/23/20 (A)	150	153
3.500%, 01/30/23	250	242
2.378%, 04/15/25	95	96
Phillips 66
5.875%, 05/01/42	100	118
4.875%, 11/15/44	100	105
2.950%, 05/01/17	100	104
Plains All American Pipeline
4.700%, 06/15/44	100	100
3.600%, 11/01/24	100	100
2.600%, 12/15/19	100	101
Precision Drilling
6.625%, 11/15/20	100	101
Puget Energy
5.625%, 07/15/22	100	116
QEP Resources
6.875%, 03/01/21	100	107
5.250%, 05/01/23	200	200
Range Resources
5.000%, 03/15/23	150	152
Regency Energy Partners
5.875%, 03/01/22	150	168
5.000%, 10/01/22	100	107
Rice Energy
6.250%, 05/01/22	100	100
Rosetta Resources
5.875%, 06/01/24	100	99
5.625%, 05/01/21	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
RSP Permian
6.625%, 10/01/22 (A)	$50	$52
Sabine Pass Liquefaction
5.625%, 02/01/21	450	460
5.625%, 03/01/25 (A)	194	195
Samson Investment
9.750%, 02/15/20	150	18
Sanchez Energy
6.125%, 01/15/23	200	196
SandRidge Energy
7.500%, 03/15/21	200	137
Sasol Financing International
4.500%, 11/14/22	200	201
Schlumberger Investment
3.650%, 12/01/23	100	106
Seven Generations Energy
8.250%, 05/15/20 (A)	50	54
Seventy Seven Operating
6.625%, 11/15/19	100	79
Shell International Finance BV
6.375%, 12/15/38	200	273
4.375%, 03/25/20	100	111
4.300%, 09/22/19	150	166
SM Energy
6.125%, 11/15/22 (A)	30	32
5.000%, 01/15/24	100	98
Southwestern Energy
4.950%, 01/23/25	50	52
4.100%, 03/15/22	100	101
Spectra Energy Partners
4.750%, 03/15/24	100	111
3.500%, 03/15/25	100	100
2.950%, 09/25/18	100	103
Statoil
4.800%, 11/08/43	100	114
3.700%, 03/01/24	200	213
2.250%, 11/08/19	100	102
1.150%, 05/15/18	100	100
Stone Energy
7.500%, 11/15/22	100	92
Suncor Energy
6.500%, 06/15/38	200	255
6.100%, 06/01/18	100	113
Sunoco
6.375%, 04/01/23 (A)	83	86
Sunoco Logistics Partners Operations
5.350%, 05/15/45	125	128

58	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Targa Resources Partners
5.000%, 01/15/18 (A)	$200	$208
4.250%, 11/15/23	100	97
4.125%, 11/15/19 (A)	15	15
Tesoro Logistics
6.250%, 10/15/22 (A)	110	117
6.125%, 10/15/21	100	105
5.500%, 10/15/19 (A)	5	5
Total Capital International
3.750%, 04/10/24	150	159
2.875%, 02/17/22	100	101
2.750%, 06/19/21	100	102
2.700%, 01/25/23	100	100
2.100%, 06/19/19	150	152
TransCanada PipeLines
6.350%, 05/15/67 (B)	100	97
6.200%, 10/15/37	150	185
2.500%, 08/01/22	100	97
1.875%, 01/12/18	150	151
Transocean
6.500%, 11/15/20	100	89
6.375%, 12/15/21	100	88
5.050%, 12/15/16	100	104
Tullow Oil
6.250%, 04/15/22 (A)	200	183
Ultra Petroleum
6.125%, 10/01/24 (A)	100	88
Unit
6.625%, 05/15/21	50	48
Valero Energy
6.625%, 06/15/37	100	122
Vanguard Natural Resources
7.875%, 04/01/20	50	50
W&T Offshore
8.500%, 06/15/19	100	71
Weatherford International
9.625%, 03/01/19	125	145
Whiting Canadian Holding ULC
8.125%, 12/01/19	50	53
Whiting Petroleum
5.750%, 03/15/21	100	102
5.000%, 03/15/19	250	249
Williams
4.550%, 06/24/24	100	98
Williams Partners
6.300%, 04/15/40	100	110
4.875%, 03/15/24	125	128
4.300%, 03/04/24	260	265
3.900%, 01/15/25	100	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WPX Energy
5.250%, 09/15/24	$150	$138

		30,662

Financials — 8.3%
Abbey National Treasury Services
2.375%, 03/16/20	150	151
ACE INA Holdings
3.150%, 03/15/25	100	102
Aflac
3.625%, 11/15/24	100	104
2.400%, 03/16/20	100	101
African Development Bank
1.250%, 09/02/16	100	101
0.875%, 03/15/18	200	199
Alexandria Real Estate Equities
4.600%, 04/01/22‡	350	374
Allstate
5.750%, 08/15/53 (B)	100	109
Ally Financial
8.000%, 03/15/20	200	237
5.500%, 02/15/17	100	105
Alphabet Holding PIK
7.750%, 11/01/17	100	100
American Express
7.000%, 03/19/18	150	172
4.050%, 12/03/42	100	97
2.650%, 12/02/22	100	98
American Express Credit MTN
2.800%, 09/19/16	150	154
2.250%, 08/15/19	100	101
American International Group
5.850%, 01/16/18	150	167
4.500%, 07/16/44	100	103
4.125%, 02/15/24	100	108
2.300%, 07/16/19	200	202
American Tower
3.450%, 09/15/21‡	150	152
Ameriprise Financial
3.700%, 10/15/24	100	106
Andina de Fomento
4.375%, 06/15/22	100	110
Aon
3.500%, 06/14/24	200	204
ARC Properties Operating Partnership
4.600%, 02/06/24‡	50	49
3.000%, 02/06/19‡	100	97
2.000%, 02/06/17‡	100	97
Arch Capital Group US
5.144%, 11/01/43	150	164

59	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Argos Merger
7.125%, 03/15/23 (A)	$233	$245
Asian Development Bank MTN
2.000%, 01/22/25	150	148
1.875%, 04/12/19	100	102
1.750%, 09/11/18	350	357
1.500%, 01/22/20	100	100
0.500%, 06/20/16	200	200
Australia & New Zealand Banking Group NY
1.250%, 01/10/17	250	251
AvalonBay Communities MTN
3.500%, 11/15/24‡	100	102
AXIS Specialty Finance
5.150%, 04/01/45	100	108
Banco do Brasil
3.875%, 10/10/22	200	189
Bank of America
7.750%, 05/14/38	275	381
6.500%, 08/01/16	200	213
6.110%, 01/29/37	150	177
6.050%, 05/16/16	700	733
5.650%, 05/01/18	200	221
5.625%, 07/01/20	200	229
5.000%, 01/21/44	150	166
4.750%, 04/21/45	40	39
4.100%, 07/24/23	415	437
4.000%, 04/01/24	285	298
2.650%, 04/01/19	300	305
2.250%, 04/21/20	150	149
1.650%, 03/26/18	300	300
Bank of Montreal MTN
2.500%, 01/11/17	200	206
Bank of New York Mellon
3.550%, 09/23/21	100	106
2.300%, 07/28/16	125	128
2.300%, 09/11/19	200	203
Bank of Nova Scotia
2.800%, 07/21/21	50	51
1.450%, 04/25/18	200	200
1.250%, 04/11/17	200	201
Barclays Bank
4.375%, 09/11/24	150	149
3.750%, 05/15/24	200	208
2.500%, 02/20/19	250	255
BB&T MTN
2.450%, 01/15/20	150	152
Bear Stearns
7.250%, 02/01/18	195	224

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Berkshire Hathaway
4.500%, 02/11/43	$50	$55
1.900%, 01/31/17	100	102
Berkshire Hathaway Finance
5.400%, 05/15/18	100	112
4.250%, 01/15/21	100	111
0.950%, 08/15/16	150	151
BlackRock
3.500%, 03/18/24	200	209
BNP Paribas MTN
5.000%, 01/15/21	150	169
2.375%, 09/14/17	150	153
Boston Properties
3.700%, 11/15/18‡	150	159
BP Capital Markets
3.994%, 09/26/23	38	41
3.814%, 02/10/24	150	157
2.237%, 05/10/19	200	202
BPCE
2.500%, 12/10/18	320	328
Branch Banking & Trust
1.050%, 12/01/16	250	251
Brandywine Operating Partnership
4.100%, 10/01/24‡	50	50
Capital One Bank USA
2.250%, 02/13/19	350	351
Capital One Financial
3.200%, 02/05/25	100	98
CBRE Services
5.000%, 03/15/23	100	104
Chubb
6.375%, 03/29/67 (B)	150	159
CIT Group
5.500%, 02/15/19 (A)	100	105
5.250%, 03/15/18	200	207
4.250%, 08/15/17	200	203
Citigroup
8.500%, 05/22/19	430	532
6.675%, 09/13/43	90	115
6.125%, 08/25/36	200	236
5.375%, 08/09/20	800	911
3.875%, 03/26/25	300	297
1.700%, 07/25/16	225	227
CME Group
3.000%, 03/15/25	100	100
Commerzbank
8.125%, 09/19/23 (A)	150	181
Commonwealth Bank of Australia MTN
2.300%, 03/12/20	250	252

60	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Communications Sales & Leasing
8.250%, 10/15/23‡ (A)	$110	$112
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.625%, 12/01/23	250	269
3.875%, 02/08/22	250	267
3.375%, 01/19/17	100	104
Council of Europe Development Bank
1.750%, 11/14/19	50	50
1.000%, 03/07/18	125	125
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25 (A)	250	249
Credit Suisse NY MTN
3.625%, 09/09/24	250	256
1.375%, 05/26/17	250	250
Crown Castle International
5.250%, 01/15/23‡	100	105
4.875%, 04/15/22‡	200	209
DDR
3.625%, 02/01/25‡	100	99
Deutsche Bank
3.700%, 05/30/24	250	254
1.875%, 02/13/18	50	50
1.400%, 02/13/17	200	201
DFC Finance
10.500%, 06/15/20 (A)	100	80
Discover Financial Services
3.850%, 11/21/22	100	103
Duke Realty
3.875%, 10/15/22‡	150	156
DuPont Fabros Technology
5.875%, 09/15/21‡	50	52
E*TRADE Financial
5.375%, 11/15/22	150	159
European Bank for Reconstruction & Development MTN
1.750%, 06/14/19	100	101
1.750%, 11/26/19	200	202
1.000%, 02/16/17	200	201
European Investment Bank
2.875%, 09/15/20	125	133
2.125%, 10/15/21	500	509
1.875%, 02/10/25	200	194
1.750%, 06/17/19	200	203
1.625%, 03/16/20	100	100
1.250%, 05/15/18	100	101
1.125%, 12/15/16	450	454
1.000%, 06/15/18	250	249
0.875%, 04/18/17	600	602
0.500%, 08/15/16	800	800

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Federal Realty Investment Trust
4.500%, 12/01/44‡	$50	$52
Felcor Lodging
5.625%, 03/01/23	100	104
Fifth Third Bank
1.150%, 11/18/16	250	250
First Data
12.625%, 01/15/21	300	354
11.750%, 08/15/21	350	402
Franklin Resources
2.850%, 03/30/25	150	149
Genworth Holdings
7.625%, 09/24/21	50	53
GLP Capital
4.875%, 11/01/20	100	102
4.375%, 11/01/18	150	155
Goldman Sachs Group MTN
6.750%, 10/01/37	425	534
6.250%, 02/01/41	100	126
6.150%, 04/01/18	150	168
6.000%, 06/15/20	350	406
5.750%, 01/24/22	130	151
5.625%, 01/15/17	350	373
4.800%, 07/08/44	100	106
3.850%, 07/08/24	200	207
2.600%, 04/23/20	300	301
2.550%, 10/23/19	200	202
Harland Clarke Holdings
9.250%, 03/01/21 (A)	50	49
Hartford Financial Services Group
4.300%, 04/15/43	100	100
HCP
5.375%, 02/01/21‡	200	225
Health Care
6.500%, 03/15/41‡	70	91
4.950%, 01/15/21‡	145	161
Highwoods Realty
3.200%, 06/15/21‡	100	102
Hospitality Properties Trust
4.500%, 03/15/25‡	50	51
Howard Hughes
6.875%, 10/01/21 (A)	100	105
HSBC Finance
6.676%, 01/15/21	300	354
HSBC Holdings
6.500%, 05/02/36	200	251
5.250%, 03/14/44	200	222
HSBC Holdings PLC
6.500%, 09/15/37	225	283

61	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC USA
2.350%, 03/05/20	$350	$351
HUB International
7.875%, 10/01/21 (A)	150	154
Hungary Government International Bond
6.375%, 03/29/21	450	524
Huntington National Bank
1.700%, 02/26/18	250	251
Inter-American Development Bank
3.200%, 08/07/42	100	102
3.000%, 02/21/24	300	323
1.750%, 10/15/19	250	253
1.125%, 03/15/17	450	454
0.875%, 03/15/18	200	199
International Bank for Reconstruction & Development
2.500%, 11/25/24	200	205
2.125%, 11/01/20	250	257
1.875%, 03/15/19	200	205
1.625%, 02/10/22	200	196
1.000%, 09/15/16	200	201
0.875%, 04/17/17	200	201
0.500%, 05/16/16	650	651
International Finance
1.750%, 09/04/18	200	202
1.750%, 09/16/19	100	101
1.125%, 11/23/16	475	478
International Lease Finance
7.125%, 09/01/18 (A)	750	849
Intesa Sanpaolo MTN
5.017%, 06/26/24 (A)	200	202
3.875%, 01/16/18	200	209
Iron Mountain
6.000%, 08/15/23‡	100	106
5.750%, 08/15/24‡	100	104
iStar Financial
5.000%, 07/01/19‡	150	149
Jefferies Group
6.875%, 04/15/21	100	114

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase
6.400%, 05/15/38	$100	$130
6.300%, 04/23/19	200	231
5.625%, 08/16/43	190	222
4.625%, 05/10/21	150	166
4.350%, 08/15/21	100	109
3.625%, 05/13/24	425	438
3.250%, 09/23/22	200	203
3.150%, 07/05/16	500	513
3.125%, 01/23/25	200	197
2.250%, 01/23/20	350	349
1.700%, 03/01/18	150	150
1.350%, 02/15/17	350	351
Jurassic Holdings III
6.875%, 02/15/21 (A)	50	43
KCG Holdings
6.875%, 03/15/20 (A)	50	48
Kennedy-Wilson
5.875%, 04/01/24	65	66
KeyBank
2.500%, 12/15/19	250	254
KFW
2.750%, 10/01/20	200	212
2.500%, 11/20/24	300	309
2.125%, 01/17/23	150	151
1.875%, 04/01/19	525	536
1.500%, 04/20/20	500	498
1.000%, 01/26/18	200	200
0.750%, 03/17/17	325	325
0.500%, 07/15/16	900	900
Kimco Realty
3.200%, 05/01/21‡	370	377
Korea Development Bank
3.500%, 08/22/17	200	209
2.500%, 03/11/20	200	203
Lamar Media
5.375%, 01/15/24	100	104
5.000%, 05/01/23	100	102
Landwirtschaftliche Rentenbank
2.000%, 01/13/25	100	99
1.000%, 04/04/18	300	299
Lazard Group
3.750%, 02/13/25	50	49
Leucadia National
5.500%, 10/18/23	100	103
Liberty Property
3.375%, 06/15/23‡	95	94
Lincoln National
3.350%, 03/09/25	150	150

62	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lloyds Bank
2.300%, 11/27/18	$200	$204
Mack-Cali Realty
3.150%, 05/15/23‡	100	90
Manufacturers & Traders Trust
2.100%, 02/06/20	250	250
Marsh & McLennan
2.350%, 03/06/20	100	101
MetLife
6.750%, 06/01/16	100	106
4.875%, 11/13/43	100	114
4.368%, 09/15/23	285	314
4.050%, 03/01/45	100	99
3.600%, 04/10/24	100	105
Morgan Stanley MTN
6.375%, 07/24/42	250	323
6.250%, 08/28/17	375	414
5.750%, 01/25/21	175	203
5.550%, 04/27/17	196	211
5.500%, 07/24/20	275	313
4.875%, 11/01/22	165	179
4.350%, 09/08/26	340	347
4.300%, 01/27/45	100	98
2.650%, 01/27/20	200	202
1.875%, 01/05/18	150	151
MSCI
5.250%, 11/15/24 (A)	50	52
MUFG Union Bank
2.625%, 09/26/18	250	257
NASDAQ OMX Group
5.250%, 01/16/18	150	163
National Australia Bank MTN
2.750%, 03/09/17	250	258
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	194
1.100%, 01/27/17	100	100
Nationstar Mortgage
6.500%, 07/01/21	100	97
Navient MTN
5.500%, 01/15/19	250	254
5.500%, 01/25/23	100	96
Nomura Holdings MTN
2.750%, 03/19/19	100	102
Nordic Investment Bank
1.125%, 03/19/18	200	201
Oesterreichische Kontrollbank
1.375%, 02/10/20	100	99
0.750%, 12/15/16	150	150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Omega Healthcare Investors
4.500%, 01/15/25 ‡ (A)	$50	$51
OneMain Financial Holdings
7.250%, 12/15/21 (A)	50	53
6.750%, 12/15/19 (A)	40	42
Opal Acquisition
8.875%, 12/15/21 (A)	100	101
PNC Bank
3.300%, 10/30/24	250	257
2.250%, 07/02/19	250	253
PNC Funding
5.625%, 02/01/17	300	322
Progressive
3.700%, 01/26/45	50	48
Provident Funding Associates
6.750%, 06/15/21 (A)	100	95
Prudential Financial
5.875%, 09/15/42 (B)	100	108
5.700%, 12/14/36	100	116
5.625%, 06/15/43 (B)	200	214
4.600%, 05/15/44	50	51
3.500%, 05/15/24	100	102
2.350%, 08/15/19	100	101
Realogy Group
3.375%, 05/01/16 (A)	100	100
Realty Income
4.650%, 08/01/23‡	150	163
3.250%, 10/15/22‡	160	160
Royal Bank of Canada
2.200%, 07/27/18	250	255
2.000%, 10/01/18	125	127
1.400%, 10/13/17	250	251
1.125%, 07/22/16	250	251
Royal Bank of Scotland Group
6.400%, 10/21/19	200	230
6.125%, 12/15/22	100	111
6.000%, 12/19/23	300	329
5.125%, 05/28/24	300	310
Russian Foreign Bond-Eurobond
4.500%, 04/04/22 (A)	400	389
Sabra Health Care
5.500%, 02/01/21‡	100	106
Santander Holdings USA
2.650%, 04/17/20	100	99
Shell International Finance BV
2.250%, 01/06/23	100	98
Simon Property Group
5.650%, 02/01/20‡	250	289
Societe Generale MTN
2.750%, 10/12/17	250	257

63	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Springleaf Finance
7.750%, 10/01/21	$100	$110
Sumitomo Mitsui Banking
2.450%, 01/16/20	250	253
1.350%, 07/11/17	250	250
SunTrust Bank
1.350%, 02/15/17	200	201
Svensk Exportkredit
5.125%, 03/01/17	100	108
0.625%, 05/31/16	200	200
Svenska Handelsbanken
2.250%, 06/17/19	250	253
Synchrony Financial
4.250%, 08/15/24	100	103
TD Ameritrade Holding
2.950%, 04/01/22	100	101
Toronto-Dominion Bank MTN
2.375%, 10/19/16	300	307
1.625%, 03/13/18	150	151
TransUnion PIK
9.625%, 06/15/18	50	50
Travelers
6.250%, 06/20/16	150	160
6.250%, 06/15/37	200	268
UBS MTN
2.375%, 08/14/19	500	504
1.375%, 08/14/17	250	250
UDR MTN
3.750%, 07/01/24‡	100	103
US Bancorp MTN
3.600%, 09/11/24	150	156
2.200%, 04/25/19	250	254
1.650%, 05/15/17	150	152
USI
7.750%, 01/15/21 (A)	50	51
Ventas Realty
2.700%, 04/01/20‡	280	283
Voya Financial
5.650%, 05/15/53 (B)	100	105
Walter Investment Management
7.875%, 12/15/21	25	22
Wells Fargo MTN
5.625%, 12/11/17	150	166
5.375%, 11/02/43	280	317
4.125%, 08/15/23	250	266
4.100%, 06/03/26	235	243
3.676%, 06/15/16 (C)	150	155
3.000%, 02/19/25	100	99
2.150%, 01/30/20	400	400
1.150%, 06/02/17	500	500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Westpac Banking
2.250%, 01/17/19	$100	$102
1.200%, 05/19/17	225	226
Weyerhaeuser
7.375%, 03/15/32‡	100	132
XLIT
5.500%, 03/31/45	100	98
4.450%, 03/31/25	100	100

		64,829

Health Care — 2.6%
Abbott Laboratories
5.125%, 04/01/19	100	112
2.950%, 03/15/25	100	100
AbbVie
4.400%, 11/06/42	150	147
2.900%, 11/06/22	100	99
1.750%, 11/06/17	150	151
Actavis
3.250%, 10/01/22	50	50
1.875%, 10/01/17	50	50
Actavis Funding SCS
4.850%, 06/15/44	50	51
4.750%, 03/15/45	100	101
4.550%, 03/15/35	100	100
3.850%, 06/15/24	100	102
3.800%, 03/15/25	200	202
3.450%, 03/15/22	100	102
3.000%, 03/12/20	300	305
Aetna
2.200%, 03/15/19	150	151
1.500%, 11/15/17	200	201
AmerisourceBergen
4.250%, 03/01/45	25	25
3.400%, 05/15/24	100	103
Amgen
5.150%, 11/15/41	200	216
3.875%, 11/15/21	100	108
3.625%, 05/22/24	150	156
2.200%, 05/22/19	150	151
2.125%, 05/15/17	200	204
Amsurg
5.625%, 07/15/22	100	102
Anthem
5.100%, 01/15/44	150	168
3.500%, 08/15/24	150	153
3.300%, 01/15/23	100	101
2.250%, 08/15/19	100	100

64	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AstraZeneca
6.450%, 09/15/37	$200	$268
5.900%, 09/15/17	50	56
4.000%, 09/18/42	50	50
Baxter International
3.200%, 06/15/23	150	150
1.850%, 06/15/18	100	101
Becton Dickinson
4.685%, 12/15/44	50	52
3.125%, 11/08/21	100	103
2.675%, 12/15/19	100	102
Biomet
6.500%, 08/01/20	150	159
6.500%, 10/01/20	50	52
Boston Scientific
6.000%, 01/15/20	100	115
Bristol-Myers Squibb
4.500%, 03/01/44	50	55
3.250%, 08/01/42	100	90
1.750%, 03/01/19	50	50
Capsugel
7.000%, 05/15/19 (A)	100	102
Cardinal Health
1.700%, 03/15/18	100	101
Catholic Health Initiatives
2.950%, 11/01/22	200	199
Celgene
4.625%, 05/15/44	100	103
3.625%, 05/15/24	150	155
Centene
4.750%, 05/15/22	20	21
CHS
6.875%, 02/01/22	500	531
5.125%, 08/15/18	150	155
Cigna
3.250%, 04/15/25	150	150
Concordia Healthcare
7.000%, 04/15/23 (A)	71	72
ConvaTec Finance International
8.250%, 01/15/19 (A)	200	202
Covidien International Finance
6.550%, 10/15/37	50	68
6.000%, 10/15/17	50	56
Crimson Merger
6.625%, 05/15/22 (A)	100	89
DaVita HealthCare Partners
5.125%, 07/15/24	350	356
5.000%, 05/01/25	145	145
DJO Finco
8.125%, 06/15/21 (A)	144	146

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Eli Lilly
5.200%, 03/15/17	$150	$162
3.700%, 03/01/45	65	63
Endo Finance
5.750%, 01/15/22 (A)	50	50
5.375%, 01/15/23 (A)	200	197
Envision Healthcare
5.125%, 07/01/22 (A)	100	103
ExamWorks Group
5.625%, 04/15/23	62	64
Express Scripts Holding
4.750%, 11/15/21	100	111
3.500%, 06/15/24	50	51
2.650%, 02/15/17	100	102
2.250%, 06/15/19	100	100
Fresenius Medical Care US Finance
5.875%, 01/31/22 (A)	100	110
Fresenius Medical Care US Finance II
5.625%, 07/31/19 (A)	150	164
Gilead Sciences
4.500%, 02/01/45	100	105
4.400%, 12/01/21	275	308
3.700%, 04/01/24	50	53
GlaxoSmithKline Capital
6.375%, 05/15/38	150	198
5.650%, 05/15/18	150	169
1.500%, 05/08/17	100	101
Grifols Worldwide Operations
5.250%, 04/01/22 (A)	150	153
HCA
7.500%, 02/15/22	150	175
6.500%, 02/15/20	300	342
5.000%, 03/15/24	250	266
HealthSouth
5.750%, 11/01/24	115	121
Hologic
6.250%, 08/01/20	100	104
Hospira
5.600%, 09/15/40	50	60
Howard Hughes Medical Institute
3.500%, 09/01/23	200	212
Humana
3.850%, 10/01/24	200	208
IASIS Healthcare
8.375%, 05/15/19	50	52
inVentiv Health
9.000%, 01/15/18 (A)	100	105
Jaguar Holding I PIK
9.375%, 10/15/17 (A)	100	102

65	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JLL
8.750%, 05/01/20 (A)	$33	$33
Johnson & Johnson
5.150%, 07/15/18	100	112
4.375%, 12/05/33	200	226
2.450%, 12/05/21	50	52
1.875%, 12/05/19	100	101
Kindred Healthcare
8.750%, 01/15/23 (A)	100	111
8.000%, 01/15/20 (A)	45	49
Kinetic Concepts
12.500%, 11/01/19	50	55
10.500%, 11/01/18	150	161
Laboratory Corp of America Holdings
4.700%, 02/01/45	50	50
2.200%, 08/23/17	100	102
LifePoint Hospitals
5.500%, 12/01/21	150	158
Mallinckrodt International Finance
5.750%, 08/01/22 (A)	100	103
5.500%, 04/15/25 (A)	28	29
4.875%, 04/15/20 (A)	129	131
McKesson
3.796%, 03/15/24	100	105
2.284%, 03/15/19	200	202
Medtronic
4.625%, 03/15/44	50	54
4.625%, 03/15/45 (A)	200	216
4.375%, 03/15/35 (A)	100	106
3.500%, 03/15/25 (A)	150	155
2.750%, 04/01/23	100	100
2.500%, 03/15/20 (A)	200	204
1.375%, 04/01/18	100	100
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/55	50	49
Merck
6.550%, 09/15/37	50	69
4.150%, 05/18/43	100	104
3.700%, 02/10/45	50	48
2.800%, 05/18/23	100	101
2.750%, 02/10/25	100	99
2.350%, 02/10/22	100	100
Merck Sharp & Dohme
5.000%, 06/30/19	100	113
MPH Acquisition Holdings
6.625%, 04/01/22 (A)	100	105
Mylan
2.600%, 06/24/18	100	102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NBTY
9.000%, 10/01/18	$100	$104
Novartis Capital
4.400%, 05/06/44	150	166
3.400%, 05/06/24	100	106
Novartis Securities Investment
5.125%, 02/10/19	100	112
Perrigo
2.300%, 11/08/18	200	201
Pfizer
7.200%, 03/15/39	150	214
6.200%, 03/15/19	125	145
3.400%, 05/15/24	100	104
1.100%, 05/15/17	150	151
Quest Diagnostics
3.500%, 03/30/25	200	198
Salix Pharmaceuticals
6.500%, 01/15/21 (A)	100	113
Sanofi
4.000%, 03/29/21	50	55
1.250%, 04/10/18	50	50
Select Medical
6.375%, 06/01/21	100	100
St. Jude Medical
4.750%, 04/15/43	100	107
Stryker
3.375%, 05/15/24	100	102
Tenet Healthcare
8.125%, 04/01/22	100	109
6.000%, 10/01/20	300	320
5.000%, 03/01/19 (A)	150	149
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	100	99
2.400%, 11/10/16	100	102
Thermo Fisher Scientific
3.600%, 08/15/21	100	105
3.150%, 01/15/23	100	101
2.250%, 08/15/16	100	101
UnitedHealth Group
6.875%, 02/15/38	100	140
6.000%, 02/15/18	200	225
4.375%, 03/15/42	150	158
3.875%, 10/15/20	100	109
Universal Hospital Services
7.625%, 08/15/20	50	44
Valeant Pharmaceuticals International
6.375%, 10/15/20 (A)	200	211
6.125%, 04/15/25 (A)	250	258
5.875%, 05/15/23 (A)	475	487

66	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wyeth
5.950%, 04/01/37	$100	$125
Zimmer Holdings
4.450%, 08/15/45	100	99
4.250%, 08/15/35	100	100
3.550%, 04/01/25	100	100
2.700%, 04/01/20	100	101
Zoetis
1.875%, 02/01/18	100	100

		20,752

Industrials — 2.5%
3M MTN
5.700%, 03/15/37	100	128
1.000%, 06/26/17	50	50
ABB Finance USA
2.875%, 05/08/22	100	101
Abengoa Finance
8.875%, 11/01/17 (A)	150	156
ACCO Brands
6.750%, 04/30/20	100	105
Accudyne Industries Borrower
7.750%, 12/15/20 (A)	50	45
ADS Waste Holdings
8.250%, 10/01/20	50	53
ADT
6.250%, 10/15/21	150	161
4.875%, 07/15/42	50	42
3.500%, 07/15/22	100	94
AECOM
5.875%, 10/15/24 (A)	50	52
5.750%, 10/15/22 (A)	100	103
AerCap Ireland Capital
4.500%, 05/15/21 (A)	150	158
3.750%, 05/15/19 (A)	150	152
Aguila 3
7.875%, 01/31/18 (A)	150	152
Ahern Rentals
7.375%, 05/15/23 (A)	38	38
Air Lease
3.750%, 02/01/22	100	101
Aircastle
6.750%, 04/15/17	100	108
Algeco Scotsman Global Finance
8.500%, 10/15/18 (A)	200	194
American Airlines Group
5.500%, 10/01/19 (A)	150	155
Amsted Industries
5.000%, 03/15/22 (A)	50	52
Avis Budget Car Rental
5.500%, 04/01/23	50	51

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BlueLine Rental Finance
7.000%, 02/01/19 (A)	$100	$102
Boeing
4.875%, 02/15/20	100	114
0.950%, 05/15/18	200	199
Bombardier
7.500%, 03/15/25 (A)	260	258
6.000%, 10/15/22 (A)	150	141
Brand Energy & Infrastructure Services
8.500%, 12/01/21 (A)	100	95
Burlington Northern Santa Fe
4.900%, 04/01/44	150	169
4.700%, 10/01/19	100	112
4.550%, 09/01/44	100	105
3.400%, 09/01/24	150	155
3.000%, 04/01/25	100	100
Canadian National Railway
4.500%, 11/07/43	50	56
1.450%, 12/15/16	100	101
Canadian Pacific Railway
9.450%, 08/01/21	75	103
Case New Holland Industrial
7.875%, 12/01/17	300	331
Caterpillar
4.300%, 05/15/44	100	106
3.803%, 08/15/42	50	48
3.400%, 05/15/24	150	157
Caterpillar Financial Services MTN
2.100%, 06/09/19	200	203
2.050%, 08/01/16	125	127
1.250%, 08/18/17	100	101
Clean Harbors
5.250%, 08/01/20	100	103
5.125%, 06/01/21	50	51
CSX
4.100%, 03/15/44	75	75
3.700%, 10/30/20	128	137
3.400%, 08/01/24	50	52
Deere
3.900%, 06/09/42	100	101
2.600%, 06/08/22	50	50
DigitalGlobe
5.250%, 02/01/21 (A)	100	101
Dover
5.375%, 03/01/41	100	121
Eaton
2.750%, 11/02/22	150	150
Emerson Electric
2.625%, 02/15/23	125	124

67	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FedEx
5.100%, 01/15/44	$50	$56
3.900%, 02/01/35	100	97
Florida East Coast Holdings
6.750%, 05/01/19 (A)	100	99
Gardner Denver
6.875%, 08/15/21 (A)	50	46
Gates Global
6.000%, 07/15/22 (A)	100	93
GATX
2.600%, 03/30/20	100	101
General Dynamics
2.250%, 11/15/22	100	98
General Electric
5.250%, 12/06/17	200	220
4.500%, 03/11/44	200	220
2.700%, 10/09/22	250	254
General Electric Capital MTN
6.750%, 03/15/32	350	481
6.000%, 08/07/19	250	292
5.875%, 01/14/38	200	260
5.300%, 02/11/21	125	145
4.650%, 10/17/21	350	398
2.300%, 04/27/17	500	513
Griffon
5.250%, 03/01/22	100	101
H&E Equipment Services
7.000%, 09/01/22	50	52
HD Supply
11.500%, 07/15/20	50	58
7.500%, 07/15/20	150	161
5.250%, 12/15/21 (A)	135	140
Hertz
6.750%, 04/15/19	200	207
5.875%, 10/15/20	100	102
Honeywell International
5.300%, 03/01/18	200	223
Huntington Ingalls Industries
7.125%, 03/15/21	100	107
Icahn Enterprises
6.000%, 08/01/20	250	263
5.875%, 02/01/22	100	103
4.875%, 03/15/19	100	102
IHS
5.000%, 11/01/22 (A)	110	110
Illinois Tool Works
3.500%, 03/01/24	100	105
1.950%, 03/01/19	100	101
Ingersoll-Rand Global Holding
5.750%, 06/15/43	100	117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
International Lease Finance
6.250%, 05/15/19	$100	$111
John Deere Capital MTN
3.350%, 06/12/24	200	208
1.125%, 06/12/17	150	151
KLX
5.875%, 12/01/22 (A)	145	146
Koninklijke Philips
3.750%, 03/15/22	150	156
Kratos Defense & Security Solutions
7.000%, 05/15/19	50	45
L-3 Communications
5.200%, 10/15/19	100	111
Lockheed Martin
4.250%, 11/15/19	100	110
4.070%, 12/15/42	50	51
3.800%, 03/01/45	100	96
2.900%, 03/01/25	25	25
Masco
4.450%, 04/01/25	45	46
Navios Maritime Holdings
7.375%, 01/15/22 (A)	100	92
Nielsen Finance
5.000%, 04/15/22 (A)	350	352
Norfolk Southern
3.950%, 10/01/42	100	98
3.850%, 01/15/24	100	106
Nortek
8.500%, 04/15/21	100	108
Northrop Grumman
4.750%, 06/01/43	25	27
3.250%, 08/01/23	150	154
1.750%, 06/01/18	50	50
Parker-Hannifin MTN
4.200%, 11/21/34	135	144
Ply Gem Industries
6.500%, 02/01/22	50	49
Precision Castparts
2.500%, 01/15/23	100	98
1.250%, 01/15/18	100	100
Raytheon
3.125%, 10/15/20	100	105
2.500%, 12/15/22	100	100
Republic Services
5.700%, 05/15/41	100	122
3.550%, 06/01/22	150	155
Rexel
5.250%, 06/15/20 (A)	200	208
Ryder System MTN
2.650%, 03/02/20	100	101

68	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Safway Group Holding
7.000%, 05/15/18 (A)	$100	$101
Schaeffler Finance BV MTN
4.250%, 05/15/21 (A)	200	201
Sensata Technologies BV
5.000%, 10/01/25 (A)	40	41
4.875%, 10/15/23 (A)	100	104
Signode Industrial Group
6.375%, 05/01/22 (A)	50	50
SPX
6.875%, 09/01/17	50	54
Terex
6.000%, 05/15/21	200	203
Tervita
8.000%, 11/15/18 (A)	100	93
TransDigm
6.500%, 07/15/24	300	304
Trinseo Materials Operating SCA
8.750%, 02/01/19	100	106
Union Pacific
4.821%, 02/01/44	50	58
4.163%, 07/15/22	100	111
3.875%, 02/01/55	100	93
2.250%, 02/15/19	125	128
United Airlines Pass-Through Trust, Cl A
4.300%, 08/15/25	147	157
United Parcel Service
6.200%, 01/15/38	150	200
3.125%, 01/15/21	100	106
United Rentals North America
7.625%, 04/15/22	100	110
4.625%, 07/15/23	285	289
United Technologies
6.125%, 07/15/38	200	261
5.375%, 12/15/17	100	111
4.500%, 06/01/42	100	106
3.100%, 06/01/22	250	259
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/24	172	197
Vale Overseas
6.875%, 11/21/36	150	151
4.375%, 01/11/22	125	121
VWR Funding
7.250%, 09/15/17	50	52
Waste Management
6.100%, 03/15/18	100	113
4.100%, 03/01/45	50	48
3.125%, 03/01/25	100	100
WESCO Distribution
5.375%, 12/15/21	100	102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
West
5.375%, 07/15/22 (A)	$100	$96
Wise Metals Group
8.750%, 12/15/18 (A)	100	108
XPO Logistics
7.875%, 09/01/19 (A)	38	40

		19,423

Information Technology — 1.7%
Aarow Electronics
4.000%, 04/01/25	100	100
Activision Blizzard
5.625%, 09/15/21 (A)	250	267
Advanced Micro Devices
6.750%, 03/01/19	100	87
Alcatel-Lucent USA
6.750%, 11/15/20 (A)	200	216
Alibaba Group Holding
3.600%, 11/28/24 (A)	200	199
2.500%, 11/28/19 (A)	200	199
Apple
3.850%, 05/04/43	100	97
3.450%, 05/06/24	150	157
3.450%, 02/09/45	100	89
2.850%, 05/06/21	175	181
2.500%, 02/09/25	75	73
1.550%, 02/07/20	200	198
1.050%, 05/05/17	100	101
1.000%, 05/03/18	200	199
Audatex North America
6.125%, 11/01/23 (A)	40	42
6.000%, 06/15/21 (A)	150	155
Avaya
10.500%, 03/01/21 (A)	100	88
7.000%, 04/01/19 (A)	100	100
Baidu
2.750%, 06/09/19	200	202
Belden
5.500%, 09/01/22 (A)	50	51
BMC Software Finance
8.125%, 07/15/21 (A)	150	138
Boxer Parent PIK
9.000%, 10/15/19 (A)	100	82
CDW
6.000%, 08/15/22	50	54
5.500%, 12/01/24	75	80
5.000%, 09/01/23	31	32
Cisco Systems
5.500%, 01/15/40	100	118
4.450%, 01/15/20	300	335
1.100%, 03/03/17	200	201

69	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CommScope
5.000%, 06/15/21 (A)	$150	$150
eBay
3.450%, 08/01/24	50	49
2.600%, 07/15/22	100	96
2.200%, 08/01/19	100	100
EMC
2.650%, 06/01/20	100	103
1.875%, 06/01/18	125	126
Equinix
5.375%, 01/01/22	45	47
5.375%, 04/01/23	150	155
Fidelity National Information Services
3.500%, 04/15/23	100	101
Fiserv
4.625%, 10/01/20	100	110
Flextronics International
5.000%, 02/15/23	100	106
Freescale Semiconductor
6.000%, 01/15/22 (A)	200	216
Google
3.625%, 05/19/21	100	109
Harris
4.854%, 04/27/35	35	35
3.832%, 04/28/25	50	50
Hewlett-Packard
2.750%, 01/14/19	585	600
Hughes Satellite Systems
7.625%, 06/15/21	100	111
6.500%, 06/15/19	100	110
IMS Health
6.000%, 11/01/20 (A)	50	52
Infor
6.500%, 05/15/22 (A)	201	207
Infor Software Parent
7.125%, 05/01/21 (A)	150	150
Intel
4.800%, 10/01/41	100	109
3.300%, 10/01/21	100	106
2.700%, 12/15/22	50	50
1.350%, 12/15/17	100	100
International Business Machines
7.625%, 10/15/18	200	241
5.700%, 09/14/17	100	111
4.000%, 06/20/42	100	96
3.625%, 02/12/24	350	365
1.950%, 07/22/16	200	203
1.125%, 02/06/18	100	100
KLA-Tencor
4.650%, 11/01/24	100	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MasterCard
3.375%, 04/01/24	$100	$105
Micron Technology
5.500%, 02/01/25 (A)	150	149
5.250%, 08/01/23 (A)	201	202
Microsoft
4.500%, 10/01/40	100	108
4.200%, 06/01/19	100	110
4.000%, 02/12/55	50	47
3.750%, 02/12/45	100	95
3.500%, 02/12/35	150	143
2.700%, 02/12/25	200	197
2.375%, 02/12/22	100	100
2.375%, 05/01/23	100	100
Motorola Solutions
3.500%, 03/01/23	100	98
NCR
6.375%, 12/15/23	150	158
Nuance Communications
5.375%, 08/15/20 (A)	125	126
NXP BV
3.750%, 06/01/18 (A)	200	205
Open Text
5.625%, 01/15/23 (A)	40	41
Oracle
5.750%, 04/15/18	350	394
5.375%, 07/15/40	150	176
4.375%, 05/15/55	100	97
4.300%, 07/08/34	100	104
3.900%, 05/15/35	70	69
3.400%, 07/08/24	100	103
2.950%, 05/15/25	100	99
2.800%, 07/08/21	175	180
2.250%, 10/08/19	50	51
Project Homestake Merger
8.875%, 03/01/23 (A)	80	81
Sabre GLBL
5.375%, 04/15/23 (A)	35	36
Seagate HDD Cayman
4.750%, 01/01/25 (A)	100	103
STATS ChipPAC
4.500%, 03/20/18 (A)	200	200
SunGard Data Systems
7.625%, 11/15/20	100	106
6.625%, 11/01/19	150	156
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	100	107
Texas Instruments
2.375%, 05/16/16	100	102

70	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Thomson Reuters
3.850%, 09/29/24	$125	$128
TIBCO Software
11.375%, 12/01/21 (A)	50	51
Tyco Electronics Group
2.350%, 08/01/19	100	101
VeriSign
4.625%, 05/01/23	150	150
Viasystems
7.875%, 05/01/19 (A)	100	105
Western Union
5.930%, 10/01/16	100	106
Xerox
6.350%, 05/15/18	150	169
5.625%, 12/15/19	100	113
Zebra Technologies
7.250%, 10/15/22 (A)	150	162

		13,441

Materials — 1.8%
Agrium
5.250%, 01/15/45	70	77
AK Steel
7.625%, 05/15/20	100	87
Albemarle
4.150%, 12/01/24	100	103
Alcoa
5.400%, 04/15/21	150	165
5.125%, 10/01/24	175	188
Aleris International
7.875%, 11/01/20	50	52
7.625%, 02/15/18	100	103
Allegheny Technologies
6.375%, 08/15/23	50	53
ArcelorMittal
6.250%, 03/01/21	300	314
5.250%, 02/25/17	100	104
Ardagh Finance Holdings
8.625%, 06/15/19 (A)	200	214
Ashland
4.750%, 08/15/22	50	51
3.875%, 04/15/18	100	103
Axalta Coating Systems US Holdings
7.375%, 05/01/21 (A)	150	163
Ball
4.000%, 11/15/23	150	147
Barrick
5.250%, 04/01/42	100	94
4.100%, 05/01/23	50	49
3.850%, 04/01/22	100	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barrick North America Finance
4.400%, 05/30/21	$75	$77
Berry Plastics
5.500%, 05/15/22	100	104
BHP Billiton Finance USA
6.500%, 04/01/19	100	118
5.000%, 09/30/43	100	111
3.850%, 09/30/23	150	159
1.625%, 02/24/17	100	101
Building Materials Corp of America
6.750%, 05/01/21 (A)	100	106
5.375%, 11/15/24 (A)	150	154
BWAY Holding
9.125%, 08/15/21 (A)	50	51
Cascades
5.500%, 07/15/22 (A)	100	101
Celanese US Holdings
4.625%, 11/15/22	100	102
CF Industries
5.150%, 03/15/34	375	401
Cliffs Natural Resources
8.250%, 03/31/20 (A)	50	49
7.750%, 03/31/20 (A)	81	58
Consolidated Energy Finance
6.750%, 10/15/19 (A)	200	204
CRH America
8.125%, 07/15/18	66	78
6.000%, 09/30/16	100	107
Crown Americas
4.500%, 01/15/23	200	201
Dow Chemical
8.550%, 05/15/19	200	248
4.375%, 11/15/42	100	98
4.250%, 10/01/34	100	101
3.500%, 10/01/24	100	102
3.000%, 11/15/22	50	50
E.I. du Pont de Nemours
6.000%, 07/15/18	100	114
4.625%, 01/15/20	100	112
2.800%, 02/15/23	100	100
Eagle Spinco
4.625%, 02/15/21	50	51
Eastman Chemical
4.650%, 10/15/44	100	103
2.400%, 06/01/17	100	102
Ecolab
4.350%, 12/08/21	100	110
3.000%, 12/08/16	100	103
Eldorado
6.125%, 12/15/20 (A)	100	99

71	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Evolution Escrow Issuer
7.500%, 03/15/22 (A)	$138	$140
First Quantum Minerals
7.250%, 05/15/22 (A)	250	233
FMG Resources
9.750%, 03/01/22 (A)	146	151
8.250%, 11/01/19 (A)	350	305
Freeport-McMoRan
5.450%, 03/15/43	50	44
4.550%, 11/14/24	100	97
3.875%, 03/15/23	100	94
3.550%, 03/01/22	100	94
2.375%, 03/15/18	100	100
2.300%, 11/14/17	100	100
Georgia-Pacific
8.875%, 05/15/31	100	150
Goldcorp
3.700%, 03/15/23	100	98
Hexion
6.625%, 04/15/20	200	187
HudBay Minerals
9.500%, 10/01/20	50	52
Huntsman International
4.875%, 11/15/20	100	101
IAMGOLD
6.750%, 10/01/20 (A)	100	86
Ineos Finance
7.500%, 05/01/20 (A)	150	159
International Paper
7.500%, 08/15/21	100	125
4.800%, 06/15/44	100	101
Italy Government International Bond MTN
5.375%, 06/15/33	150	177
JMC Steel Group
8.250%, 03/15/18 (A)	100	83
Lundin Mining
7.500%, 11/01/20 (A)	120	126
LYB International Finance BV
4.875%, 03/15/44	50	53
LyondellBasell Industries
5.000%, 04/15/19	200	220
4.625%, 02/26/55	100	96
Molycorp
10.000%, 06/01/20	50	25
Momentive Performance Materials
3.880%, 10/24/21	45	40

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Monsanto
4.700%, 07/15/64	$50	$51
4.400%, 07/15/44	50	51
3.375%, 07/15/24	100	103
1.150%, 06/30/17	25	25
Mosaic
4.250%, 11/15/23	125	133
New
6.250%, 11/15/22 (A)	100	99
Newmont Mining
6.250%, 10/01/39	50	50
3.500%, 03/15/22	100	99
Novelis
8.750%, 12/15/20	200	213
Nucor
4.000%, 08/01/23	100	104
Owens-Brockway Glass Container
5.000%, 01/15/22 (A)	15	15
Platform Specialty Products
6.500%, 02/01/22	68	71
Polymer Group
7.750%, 02/01/19	50	52
PolyOne
5.250%, 03/15/23	100	104
Potash Corp of Saskatchewan
3.625%, 03/15/24	50	52
3.000%, 04/01/25	100	99
PQ
8.750%, 11/01/18 (A)	100	104
Praxair
2.450%, 02/15/22	200	199
Resolute Forest Products
5.875%, 05/15/23	100	96
Reynolds Group Issuer
9.875%, 08/15/19	150	160
5.750%, 10/15/20	300	313
Rio Tinto Finance USA
6.500%, 07/15/18	300	344
4.125%, 08/21/42	100	96
3.750%, 09/20/21	50	53
3.500%, 03/22/22	200	206
1.625%, 08/21/17	100	100
Ryerson
9.000%, 10/15/17	100	102
Sealed Air
8.375%, 09/15/21 (A)	100	113
Sherwin-Williams
1.350%, 12/15/17	100	100
Silgan Holdings
5.000%, 04/01/20	100	104

72	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sonoco Products
5.750%, 11/01/40	$100	$116
Southern Copper
6.750%, 04/16/40	100	108
3.875%, 04/23/25	60	60
Steel Dynamics
5.500%, 10/01/24 (A)	100	103
Teck Resources
6.250%, 07/15/41	200	185
TPC Group
8.750%, 12/15/20 (A)	35	33
Tronox Finance
6.375%, 08/15/20	100	98
Vale
5.625%, 09/11/42	100	89
Vale Overseas
6.250%, 01/23/17	100	107
4.625%, 09/15/20	50	51
Verso Paper Holdings
11.750%, 01/15/19	50	44
Vulcan Materials
7.500%, 06/15/21	100	119
WR Grace & Company
5.125%, 10/01/21 (A)	100	104

		13,806

Telecommunication Services — 2.2%
Acosta
7.750%, 10/01/22 (A)	100	102
Altice
7.750%, 05/15/22 (A)	200	202
7.625%, 02/15/25 (A)	250	251
Altice Financing
6.625%, 02/15/23 (A)	300	309
America Movil
6.125%, 03/30/40	100	122
5.000%, 03/30/20	250	282
2.375%, 09/08/16	200	203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AT&T
6.500%, 09/01/37	$585	$699
5.800%, 02/15/19	100	113
5.500%, 02/01/18	200	220
4.800%, 06/15/44	100	99
4.750%, 05/15/46	35	34
4.500%, 05/15/35	45	44
4.350%, 06/15/45	100	92
3.900%, 03/11/24	100	104
3.400%, 05/15/25	50	49
3.000%, 02/15/22	150	150
3.000%, 06/30/22	200	199
2.450%, 06/30/20	200	200
2.400%, 08/15/16	100	102
1.600%, 02/15/17	100	100
British Telecommunications
9.625%, 12/15/30	150	243
CenturyLink
5.800%, 03/15/22	100	104
5.625%, 04/01/20	250	263
Cequel Communications Holdings
6.375%, 09/15/20 (A)	100	105
Cequel Communications Holdings I
5.125%, 12/15/21 (A)	200	201
Cincinnati Bell
8.375%, 10/15/20	50	53
Deutsche Telekom International Finance BV
8.750%, 06/15/30	200	299
Embarq
7.995%, 06/01/36	50	59
Frontier Communications
6.250%, 09/15/21	300	298
Gray Television
7.500%, 10/01/20	100	106
Grupo Televisa
5.000%, 05/13/45	200	204
Inmarsat Finance
4.875%, 05/15/22 (A)	100	101
Intelsat Jackson Holdings
5.500%, 08/01/23	400	377
Intelsat Luxembourg
7.750%, 06/01/21	250	230
Koninklijke KPN
8.375%, 10/01/30	50	71
Level 3 Financing
8.125%, 07/01/19	150	158
5.375%, 08/15/22	100	102
5.375%, 05/01/25 (A)	60	60

73	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
McGraw-Hill Global Education Holdings
9.750%, 04/01/21	$100	$111
MDC Partners
6.750%, 04/01/20 (A)	100	102
MHGE Parent
8.500%, 08/01/19 (A)	19	19
Millicom International Cellular
6.000%, 03/15/25 (A)	200	202
Numericable-SFR
6.250%, 05/15/24 (A)	250	257
6.000%, 05/15/22 (A)	250	256
4.875%, 05/15/19 (A)	250	252
Orange
9.000%, 03/01/31	100	151
5.500%, 02/06/44	25	29
2.750%, 02/06/19	200	206
Outfront Media Capital
5.250%, 02/15/22	100	103
Qwest
6.750%, 12/01/21	100	115
Rogers Communications
6.800%, 08/15/18	100	116
5.000%, 03/15/44	100	108
SBA Communications
4.875%, 07/15/22 (A)	100	99
SBA Telecommunications
5.750%, 07/15/20	100	105
SoftBank
4.500%, 04/15/20 (A)	200	205
Sprint
7.875%, 09/15/23	550	552
7.125%, 06/15/24	150	144
Sprint Communications
9.000%, 11/15/18 (A)	300	341
Telecom Italia
5.303%, 05/30/24 (A)	200	210
Telefonica Emisiones SAU
7.045%, 06/20/36	100	132
5.134%, 04/27/20	100	112
3.192%, 04/27/18	300	312
Telesat Canada
6.000%, 05/15/17 (A)	150	153
T-Mobile USA
6.625%, 04/01/23	300	312
6.375%, 03/01/25	200	205
Unitymedia KabelBW GmbH
6.125%, 01/15/25 (A)	100	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Univision Communications
6.750%, 09/15/22 (A)	$150	$161
5.125%, 05/15/23 (A)	100	101
5.125%, 02/15/25 (A)	97	98
UPCB Finance III
6.625%, 07/01/20 (A)	200	208
Verizon Communications
6.550%, 09/15/43	157	197
6.400%, 09/15/33	54	66
6.400%, 02/15/38	250	301
5.012%, 08/21/54	204	202
4.672%, 03/15/55 (A)	117	110
4.522%, 09/15/48 (A)	453	429
4.500%, 09/15/20	300	328
4.272%, 01/15/36 (A)	275	264
4.150%, 03/15/24	450	476
3.650%, 09/14/18	100	106
3.500%, 11/01/24	100	101
2.625%, 02/21/20	298	301
2.500%, 09/15/16	205	209
Videotron
5.375%, 06/15/24 (A)	100	104
5.000%, 07/15/22	100	103
Virgin Media Finance
6.000%, 10/15/24 (A)	200	207
Visant
10.000%, 10/01/17	50	44
Vodafone Group PLC
2.950%, 02/19/23	500	488
WideOpenWest Finance
10.250%, 07/15/19	50	54
Wind Acquisition Finance
7.375%, 04/23/21 (A)	400	409
4.750%, 07/15/20 (A)	200	200
Windstream
6.375%, 08/01/23	200	176
WMG Acquisition
6.750%, 04/15/22 (A)	100	95
Zayo Group
6.000%, 04/01/23 (A)	170	171

		17,432

Utilities — 1.6%
AES
7.375%, 07/01/21	100	111
4.875%, 05/15/23	100	98
AGL Capital
3.500%, 09/15/21	100	106
Alabama Power
3.750%, 03/01/45	100	99

74	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ameren Illinois
3.250%, 03/01/25	$100	$103
American Electric Power
1.650%, 12/15/17	100	101
American Water Capital
6.593%, 10/15/37	100	137
AmeriGas Finance
7.000%, 05/20/22	100	107
Appalachian Power
7.000%, 04/01/38	100	139
Arizona Public Service
2.200%, 01/15/20	150	151
Atmos Energy
4.125%, 10/15/44	100	103
Berkshire Hathaway Energy
6.500%, 09/15/37	350	460
6.125%, 04/01/36	200	256
2.000%, 11/15/18	200	202
Calpine
5.750%, 01/15/25	200	201
5.375%, 01/15/23	200	202
CenterPoint Energy Houston Electric
4.500%, 04/01/44	100	112
Commonwealth Edison
3.700%, 03/01/45	50	49
Consolidated Edison of New York
6.300%, 08/15/37	100	132
5.850%, 04/01/18	100	113
4.450%, 03/15/44	100	108
Consumers Energy
3.950%, 05/15/43	50	51
2.850%, 05/15/22	100	102
Dominion Gas Holdings
4.600%, 12/15/44	25	27
3.600%, 12/15/24	100	104
2.500%, 12/15/19	50	51
Dominion Resources
4.050%, 09/15/42	100	98
2.500%, 12/01/19	100	102
1.250%, 03/15/17	200	200
DPL
7.250%, 10/15/21	100	108
6.500%, 10/15/16	70	73
DTE Electric
3.700%, 03/15/45	50	49
DTE Energy
2.400%, 12/01/19	125	127
Duke Energy
3.750%, 04/15/24	100	106
1.625%, 08/15/17	250	253

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duke Energy Carolinas
4.250%, 12/15/41	$100	$108
Duke Energy Florida
6.400%, 06/15/38	350	484
Duke Energy Progress
5.300%, 01/15/19	100	113
Dynegy
7.625%, 11/01/24 (A)	140	151
7.375%, 11/01/22 (A)	140	149
6.750%, 11/01/19 (A)	225	235
Enel
8.750%, 09/24/73 (A) (B)	150	180
Entergy
5.125%, 09/15/20	100	111
Eversource Energy
3.150%, 01/15/25	100	100
Exelon Generation
6.250%, 10/01/39	100	119
6.200%, 10/01/17	100	110
5.600%, 06/15/42	100	112
4.250%, 06/15/22	100	105
2.950%, 01/15/20	100	101
FirstEnergy Transmission
4.350%, 01/15/25 (A)	175	185
Florida Power & Light
5.950%, 02/01/38	100	133
4.050%, 10/01/44	75	79
Georgia Power
4.300%, 03/15/42	125	133
Hydro-Quebec
1.375%, 06/19/17	250	252
Idaho Power MTN
3.650%, 03/01/45	25	24
Interstate Power & Light
3.250%, 12/01/24	100	104
Kentucky Utilities
5.125%, 11/01/40	194	233
MidAmerican Energy
2.400%, 03/15/19	100	103
NextEra Energy Capital Holdings
2.400%, 09/15/19	150	152
NiSource Finance
6.400%, 03/15/18	150	170
5.650%, 02/01/45	50	61
Northern States Power
4.125%, 05/15/44	200	212
NRG Energy
7.875%, 05/15/21	250	267
6.250%, 07/15/22	150	156

75	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ohio Edison
6.875%, 07/15/36	$200	$258
Oklahoma Gas & Electric
4.000%, 12/15/44	50	51
Oncor Electric Delivery
3.750%, 04/01/45 (A)	100	96
2.950%, 04/01/25 (A)	50	50
2.150%, 06/01/19	100	101
Pacific Gas & Electric
8.250%, 10/15/18	100	122
6.050%, 03/01/34	250	320
5.800%, 03/01/37	100	125
4.750%, 02/15/44	50	56
PacifiCorp
3.600%, 04/01/24	100	106
Potomoc Electric Power
6.500%, 11/15/37	100	139
PPL Energy Supply
4.600%, 12/15/21	100	94
PSEG Power
8.625%, 04/15/31	200	286
RJS Power Holdings
5.125%, 07/15/19 (A)	100	98
San Diego Gas & Electric
6.000%, 06/01/26	250	320
SCANA
4.125%, 02/01/22	50	52
Sempra Energy
2.400%, 03/15/20	50	50
South Carolina Electric & Gas
4.500%, 06/01/64	50	52
Southern
2.150%, 09/01/19	250	252
Southern California Edison
5.950%, 02/01/38	200	262
4.650%, 10/01/43	100	114
3.500%, 10/01/23	100	106
Southwestern Electric Power
3.900%, 04/01/45	50	48
Suburban Propane Partners
5.500%, 06/01/24	100	103
TECO Finance
5.150%, 03/15/20	100	113
TerraForm Power Operating
5.875%, 02/01/23 (A)	78	81
Union Electric
3.650%, 04/15/45	100	96
Virginia Electric & Power
8.875%, 11/15/38	150	245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy
4.700%, 05/15/20	$125	$138

		12,917

Total Corporate Obligations (Cost $230,981) ($ Thousands)		231,385

MORTGAGE-BACKED SECURITIES — 22.6%

Agency Mortgage-Backed Obligations — 21.6%
FHLMC
5.000%, 09/01/23 to 04/01/30	955	1,062
4.500%, 07/01/41 to 03/01/44	2,600	2,848
4.000%, 12/01/40 to 03/01/41	4,549	4,953
3.500%, 10/01/24 to 02/01/45	5,617	5,900
3.000%, 09/01/29 to 11/01/29	1,449	1,518
2.500%, 10/01/29	706	724
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/19	755	834
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/20	760	840
FHLMC TBA
5.500%, 05/01/40	1,250	1,397
5.000%, 05/14/33	2,100	2,333
4.500%, 05/12/39	1,500	1,631
4.000%, 05/15/41	4,000	4,268
3.500%, 05/15/27 to 05/01/41	3,500	3,664
3.000%, 05/01/27 to 05/15/43	7,050	7,205
2.500%, 05/01/27	3,750	3,844
FNMA
6.000%, 07/01/36 to 10/01/39	1,949	2,230
5.500%, 02/01/37 to 09/01/41	2,432	2,749
5.000%, 07/01/40 to 03/01/42	2,658	2,958
4.500%, 04/01/19 to 06/01/44	5,861	6,413
4.000%, 09/01/18 to 03/01/45	7,548	8,039
3.500%, 01/01/27 to 01/01/45	7,809	8,219
3.000%, 08/01/33 to 09/01/43	6,241	6,376
2.500%, 02/01/30 to 03/01/43	1,014	1,028
FNMA TBA
5.000%, 05/01/38	1,700	1,894
4.500%, 05/01/38	3,000	3,265
4.000%, 05/01/39	9,550	10,205
3.500%, 05/15/26 to 05/01/41	10,500	11,014
3.000%, 05/25/26 to 04/01/42	12,000	12,369
2.500%, 05/01/17	3,750	3,845
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/22	500	515
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/24	350	349
GNMA
6.500%, 11/15/38	121	149

76	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 01/15/33 to 05/15/38	$361	$410
5.000%, 10/15/33 to 02/20/43	2,619	2,963
4.500%, 05/20/40 to 06/20/41	3,454	3,782
4.000%, 01/15/42 to 10/20/44	4,970	5,348
3.500%, 06/20/42 to 04/20/45	6,893	7,285
3.000%, 12/20/42 to 12/20/44	4,572	4,718
GNMA TBA
5.000%, 05/01/37	2,000	2,257
4.500%, 05/01/39 to 05/15/39	2,750	2,993
4.000%, 05/01/39 to 05/01/42	4,750	5,131
3.500%, 05/15/41	5,875	6,198
3.000%, 05/01/42 to 05/01/43	3,500	3,597

		169,320

Non-Agency Mortgage-Backed Obligations — 1.0%
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (B)	230	248
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	500	525
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/45	250	258
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/47	265	286
Comm Mortgage Trust, Ser 2013-CR13, Cl A2
3.039%, 12/10/18	500	522
Comm Mortgage Trust, Ser 2013-CR6, Cl A2
2.120%, 03/10/46	500	509
Comm Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	270	294
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.240%, 12/10/49 (B)	427	455
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/39	135	141
GS Mortgage Securities II, Ser 2014-GC20, Cl A5
3.998%, 04/10/47	265	290
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl AM
6.057%, 04/15/45 (B)	750	785

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	$500	$536
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl A4
5.885%, 02/12/49 (B)	350	375
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (B)	327	343
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.810%, 06/12/50 (B)	277	297
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/49	265	284
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/47	1,000	1,051
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	230	249
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46	305	316
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/47	250	275
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/57	300	315

		8,354

Total Mortgage-Backed Securities (Cost $176,158) ($ Thousands)		177,674

SOVEREIGN DEBT — 15.8%
Bahrain Government International Bond
6.125%, 07/05/22 (A)	400	445
6.000%, 09/19/44 (A)	200	196
5.500%, 03/31/20 (A)	200	217
Bolivian Government International Bond
5.950%, 08/22/23	200	210

77	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description		Face Amount (Thousands)(1)	Market Value ($ Thousands)
Brazilian Government International Bond
8.250%, 01/20/34		550	$726
8.000%, 01/15/18		267	288
7.125%, 01/20/37		100	121
6.000%, 01/17/17		850	915
5.875%, 01/15/19		200	222
5.625%, 01/07/41		550	567
5.000%, 01/27/45		700	656
4.875%, 01/22/21		800	855
2.625%, 01/05/23		550	502
Bundesobligation EUR
0.500%, 04/07/17		326	370
Bundesrepublik Deutschland	EUR
4.750%, 07/04/34		476	921
2.500%, 07/04/44		470	752
Canada Government International Bond
1.625%, 02/27/19		100	101
Canadian Government Bond	CAD
2.250%, 06/01/25		552	483
1.750%, 09/01/19		588	503
0.875%, 02/14/17		100	100
Chile Government International Bond
3.625%, 10/30/42		150	145
3.250%, 09/14/21		400	427
3.125%, 03/27/25		400	416
Colombia Government International Bond
7.375%, 01/27/17		200	221
7.375%, 09/18/37		325	433
5.625%, 02/26/44		700	772
4.375%, 07/12/21		200	212
Colombian Government Bond
7.375%, 03/18/19		950	1,122
6.125%, 01/18/41		200	234
5.000%, 06/15/45		400	404
4.000%, 02/26/24		800	822
Costa Rica Government International Bond
7.158%, 03/12/45		200	207
7.000%, 04/04/44 (A)		200	206
4.250%, 01/26/23 (A)		200	190
Croatia Government International Bond
6.750%, 11/05/19		300	334
6.375%, 03/24/21		350	386
6.250%, 04/27/17 (A)		200	212
6.000%, 01/26/24		250	274
5.500%, 04/04/23		250	265

Description		Face Amount (Thousands)(1)	Market Value ($ Thousands)
Dominican Republic International Bond
7.500%, 05/06/21		200	$225
7.450%, 04/30/44		250	281
6.850%, 01/27/45		200	209
5.875%, 04/18/24		100	106
5.500%, 01/27/25		300	310
Ecuador Government International Bond
7.950%, 06/20/24		200	195
Egypt Government International Bond
6.875%, 04/30/40		100	104
5.750%, 04/29/20		300	319
El Salvador Government International Bond
7.750%, 01/24/23		150	169
7.650%, 06/15/35		60	63
7.625%, 02/01/41 (A)		150	156
7.375%, 12/01/19		150	164
6.375%, 01/18/27		300	305
Export Development Canada
1.625%, 12/03/19		100	101
0.625%, 12/15/16		100	100
Export-Import Bank of Korea
4.000%, 01/11/17		200	209
2.875%, 01/21/25		200	199
Federal Democratic Republic of Ethiopia
6.625%, 12/11/24		200	201
Federal Republic of Brazil
4.250%, 01/07/25		1,500	1,479
FMS Wertmanagement
1.125%, 09/05/17		400	402
France Government Bond	EUR
6.000%, 10/25/25		542	938
4.250%, 10/25/23		782	1,155
2.500%, 05/25/30		755	1,031
1.000%, 05/25/19		939	1,093
French Treasury Note	EUR
2.500%, 07/25/16		161	187
1.000%, 07/25/17		210	241
Gabonese Republic
6.375%, 12/12/24		200	202
Guatemala Government Bond
4.875%, 02/13/28		200	206
Honduras Government International Bond
7.500%, 03/15/24		200	216

78	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description		Face Amount (Thousands)(1)	Market Value ($ Thousands)
Hungary Government International Bond
7.625%, 03/29/41		150	$216
5.750%, 11/22/23		400	460
5.375%, 02/21/23		400	447
5.375%, 03/25/24		250	281
4.000%, 03/25/19		600	626
Indonesia Government International Bond MTN
8.500%, 10/12/35		200	289
7.750%, 01/17/38		500	682
6.875%, 01/17/18		300	339
6.875%, 01/17/18		300	339
6.750%, 01/15/44 (A)		275	348
6.625%, 02/17/37		200	243
5.875%, 03/13/20		600	679
5.875%, 01/15/24 (A)		700	804
5.125%, 01/15/45 (A)		400	411
4.875%, 05/05/21 (A)		450	490
4.625%, 04/15/43 (A)		400	388
4.125%, 01/15/25 (A)		200	204
3.375%, 04/15/23 (A)		200	196
Israel Government Bond
4.000%, 06/30/22		200	220
Italy Buoni Poliennali Del Tesoro	EUR
9.000%, 11/01/23		295	533
4.750%, 09/01/28 (A)		584	876
4.000%, 09/01/20		613	803
3.750%, 05/01/21		572	747
3.500%, 06/01/18		452	556
2.500%, 12/01/24		355	434
2.150%, 12/15/21		637	766
1.150%, 05/15/17		1,059	1,210
Italy Government Bond
5.250%, 09/20/16		150	158
Ivory Coast Government International Bond
6.375%, 03/03/28		200	202
5.750%, 12/31/32		400	383
Jamaica Government International Bond
7.625%, 07/09/25		200	223
Japan Bank for International Cooperation
2.125%, 02/10/25		200	197
1.750%, 11/13/18		350	354

Description		Face Amount (Thousands)(1)	Market Value ($ Thousands)
Japan Government Five Year Bond	JPY
0.300%, 03/20/17		113,300	$952
0.200%, 06/20/17		126,650	1,062
0.200%, 12/20/17		100,000	840
0.200%, 12/20/18		290,550	2,442
0.100%, 06/20/19		224,500	1,880
Japan Government Ten Year Bond	JPY
0.700%, 12/20/22		201,550	1,750
0.600%, 03/20/23		210,200	1,812
0.500%, 09/20/24		163,650	1,393
Japan Government Thirty Year Bond	JPY
2.500%, 03/20/36		103,500	1,081
1.700%, 09/20/44		129,150	1,168
Japan Government Twenty Year Bond	JPY
2.100%, 03/20/30		122,500	1,223
1.600%, 03/20/33		113,250	1,047
1.500%, 03/20/33		107,600	980
Japan Government Two Year Bond	JPY
0.100%, 09/15/16		85,000	711
Kazakhstan Government International Bond
4.875%, 10/14/44 (A)		200	186
3.875%, 10/14/24 (A)		200	193
Kenya Government International Bond
6.875%, 06/24/24		200	211
5.875%, 06/24/19		200	206
KFW
2.000%, 10/04/22		250	251
Lebanon Government International Bond MTN
9.000%, 03/20/17		550	595
6.650%, 02/26/30		350	361
6.600%, 11/27/26		700	725
6.375%, 03/09/20		200	209
6.100%, 10/04/22		100	102
5.450%, 11/28/19		1,200	1,209
5.150%, 11/12/18		100	101
Lithuania Government International Bond
7.375%, 02/11/20		300	364
6.625%, 02/01/22 (A)		450	555
6.125%, 03/09/21 (A)		100	118

79	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mexico Government International Bond
6.750%, 09/27/34	$875	$1,159
6.050%, 01/11/40	400	484
5.750%, 10/12/10	550	586
5.625%, 01/15/17	900	966
5.550%, 01/21/45	650	743
5.125%, 01/15/20	600	672
4.750%, 03/08/44	750	770
4.600%, 01/23/46	700	697
4.000%, 10/02/23	500	526
3.625%, 03/15/22	500	516
3.600%, 01/30/25	900	913
3.500%, 01/21/21	700	728
Mongolia Government International Bond MTN
5.125%, 12/05/22	200	178
Morocco Government International Bond
5.500%, 12/11/42 (A)	200	215
4.250%, 12/11/22 (A)	200	205
Nigeria Government International Bond
5.125%, 07/12/18	200	205
Pakistan Government International Bond
8.250%, 04/15/24	200	218
7.250%, 04/15/19	250	264
6.875%, 06/01/17	100	104
Panama Government International Bond
6.700%, 01/26/36	400	517
5.200%, 01/30/20	450	503
4.300%, 04/29/53	200	189
4.000%, 09/22/24	650	673
3.750%, 03/16/25	450	455
Peruvian Government International Bond
8.750%, 11/21/33	250	394
7.350%, 07/21/25	650	879
7.125%, 03/30/19	200	237
6.550%, 03/14/37	400	530
5.625%, 11/18/50	350	421

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Philippine Government International Bond
9.875%, 01/15/19	$150	$193
8.375%, 06/17/19	200	251
7.750%, 01/14/31	400	598
6.375%, 10/23/34	900	1,258
5.500%, 03/30/26	400	491
5.000%, 01/13/37	200	244
4.200%, 01/21/24	1,050	1,176
4.000%, 01/15/21	350	384
3.950%, 01/20/40	600	634
Poland Government International Bond
6.375%, 07/15/19	650	763
5.125%, 04/21/21	400	457
5.000%, 03/23/22	500	570
4.000%, 01/22/24	400	435
3.000%, 03/17/23	300	305
Province of British Columbia Canada
2.000%, 10/23/22	225	224
1.200%, 04/25/17	100	101
Province of Manitoba Canada
3.050%, 05/14/24	100	105
1.125%, 06/01/18	100	100
Province of Ontario Canada
4.950%, 11/28/16	350	373
4.400%, 04/14/20	200	225
3.200%, 05/16/24	200	213
2.000%, 01/30/19	100	102
1.000%, 07/22/16	100	101
Province of Quebec Canada
7.500%, 09/15/29	300	450
3.500%, 07/29/20	250	271
Qatar Government International Bond
9.750%, 06/15/30 (A)	100	170
6.550%, 04/09/19 (A)	200	236
6.400%, 01/20/40 (A)	100	136
5.750%, 01/20/42 (A)	200	254
5.250%, 01/20/20 (A)	300	341
4.500%, 01/20/22 (A)	550	613
3.125%, 01/20/17 (A)	250	259
Republic of Armenia
7.150%, 03/26/25	200	203
Republic of Azerbaijan International Bond
4.750%, 03/18/24 (A)	200	208
Republic of Belarus
8.950%, 01/26/18	100	91
Republic of Ghana
8.500%, 10/04/17	200	207
8.125%, 01/18/26	200	194

80	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Republic of Italy
6.875%, 09/27/23	$100	$128
Republic of Korea
3.875%, 09/11/23	200	220
Republic of Paraguay
4.625%, 01/25/23 (A)	200	206
Republic of Serbia
7.250%, 09/28/21	250	288
5.875%, 12/03/18	200	211
5.250%, 11/21/17	200	207
4.875%, 02/25/20	200	205
Romanian Government International Bond MTN
6.750%, 02/07/22 (A)	400	481
6.125%, 01/22/44 (A)	100	124
4.875%, 01/22/24 (A)	150	165
4.375%, 08/22/23 (A)	200	212
Russian Foreign Bond-Eurobond
12.750%, 06/24/28 (A)	275	435
11.000%, 07/24/18 (A)	300	366
7.500%, 03/31/30	1,469	1,718
5.875%, 09/16/43 (A)	200	197
5.625%, 04/04/42 (A)	600	579
5.000%, 04/29/20	700	712
4.875%, 09/16/23 (A)	800	784
3.500%, 01/16/19 (A)	400	392
3.250%, 04/04/17 (A)	600	610
Senegal Government International Bond
6.250%, 07/30/24	200	197
South Africa Government International Bond
6.875%, 05/27/19	250	287
5.875%, 09/16/25	500	570
5.500%, 03/09/20	550	602
5.375%, 07/24/44	200	213
4.665%, 01/17/24	300	314
Sri Lanka Government International Bond
6.250%, 10/04/20 (A)	300	310
6.000%, 01/14/19	200	207
5.875%, 07/25/22 (A)	200	203

Description		Face Amount (Thousands)(1)	Market Value ($ Thousands)
Turkey Government International Bond
7.500%, 07/14/17		700	$774
7.500%, 11/07/19		450	523
7.375%, 02/05/25		450	553
7.000%, 09/26/16		300	323
6.875%, 03/17/36		1,150	1,400
6.750%, 04/03/18		300	331
6.625%, 02/17/45		450	545
6.250%, 09/26/22		700	791
6.000%, 01/14/41		600	666
5.750%, 03/22/24		1,200	1,322
5.625%, 03/30/21		700	764
4.875%, 04/16/43		625	603
4.250%, 04/14/26		200	194
Ukraine Government International Bond
9.250%, 07/24/17 (A)		200	92
7.950%, 02/23/21 (A)		200	92
7.800%, 11/28/22		500	228
7.750%, 09/23/20		300	136
7.500%, 04/17/23		200	95
6.750%, 11/14/17		100	46
6.250%, 06/17/16 (A)		250	114
United Kingdom Gilt	GBP
4.750%, 12/07/38		190	412
4.250%, 06/07/32		348	683
4.250%, 12/07/40		203	414
3.750%, 07/22/52		505	1,007
2.250%, 09/07/23		480	765
2.000%, 01/22/16		339	527
2.000%, 07/22/20		1,036	1,642
Uruguay Government International Bond
7.625%, 03/21/36		200	279
5.100%, 06/18/50		600	611
4.500%, 08/14/24		500	537
Venezuela Government International Bond
12.750%, 08/23/22		900	493
11.950%, 08/05/31		400	202
11.750%, 10/21/26		1,050	533
9.375%, 01/13/34		650	294
9.250%, 09/15/27		500	245
9.250%, 05/07/28		200	88
8.250%, 10/13/24		100	44
7.750%, 10/13/19		250	115
7.000%, 03/31/38		500	204
Vietnam Government International Bond
6.750%, 01/29/20		150	169
4.800%, 11/19/24		200	209

81	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Zambia Government International Bond
8.500%, 04/14/24	$200	$217

Total Sovereign Debt (Cost $125,210) ($ Thousands)		124,137

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FFCB
4.875%, 01/17/17	250	268
FHLB
5.500%, 07/15/36	225	306
1.125%, 04/25/18	2,000	2,009
0.625%, 11/23/16	700	701
0.375%, 06/24/16	500	500
FHLMC
6.250%, 07/15/32	300	431
2.375%, 01/13/22	250	256
2.000%, 08/25/16	2,000	2,040
1.375%, 05/01/20	1,200	1,188
1.000%, 03/08/17 to 07/28/17	1,200	1,207
0.875%, 10/14/16 to 03/07/18	1,100	1,101
FHLMC Multifamily Structured Pass- Through Certificates, Ser K038, Cl A2
3.389%, 03/25/24	750	802
FNMA
6.625%, 11/15/30	175	259
5.250%, 09/15/16	2,250	2,396
2.625%, 09/06/24	600	618
1.875%, 02/19/19	150	153
1.750%, 09/12/19	750	759
1.625%, 01/21/20	375	377
1.375%, 11/15/16	300	304
1.125%, 04/27/17	600	606
1.000%, 09/27/17	800	804
0.875%, 12/20/17 to 02/08/18	1,500	1,497
0.625%, 08/26/16	650	652
Tennessee Valley Authority
5.250%, 09/15/39	200	256
3.500%, 12/15/42	125	124
2.875%, 09/15/24	500	517

Total U.S. Government Agency Obligations (Cost $20,029) ($ Thousands)		20,131

MUNICIPAL BONDS — 0.6%
Bay Area, Toll Authority, RB
6.263%, 04/01/49	200	280
California State, GO
7.600%, 11/01/40	175	274
7.550%, 04/01/39	350	539
Connecticut State, Ser A, GO
5.850%, 03/15/32	200	249

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Georgia State, Municipal Electric Authority, RB
6.637%, 04/01/57	$200	$258
Illinois State, GO
5.100%, 06/01/33	400	398
4.950%, 06/01/23	100	107
4.350%, 06/01/18	100	104
Los Angeles, Unified School District, GO
5.750%, 07/01/34	200	249
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/40	225	335
7.102%, 01/01/41	350	506
New York City, GO Callable 12/01/20 @ 100
6.646%, 12/01/31	200	237
Port Authority of New York & New Jersey, Build America Project, RB
4.458%, 10/01/62	200	215
Texas State, Build America Bonds, GO
5.517%, 04/01/39	200	262
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/30	200	239
University of California, Ser AJ, RB
4.601%, 05/15/31	250	275

Total Municipal Bonds (Cost $4,374) ($ Thousands)		4,527

ASSET-BACKED SECURITIES — 0.4%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/19	250	251
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl B
1.580%, 09/10/18	100	100
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/18	100	101
CarMax Auto Owner Trust, Ser 2014-3, Cl A3
1.160%, 06/17/19	300	300
Chase Issuance Trust, Ser 2012-A7, Cl A7
2.160%, 09/16/24	300	296
Citibank Credit Card Issuance Trust, Ser 2008-A1, Cl A1
5.350%, 02/07/20	188	208
2.680%, 06/07/23	200	205

82	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/21	$200	$203
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl D
3.500%, 06/15/18	250	257
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/22	300	297
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/21	155	155
World Omni Auto Receivables Trust, Ser 2013-B, Cl A4
1.320%, 01/15/20	750	752
Total Asset-Backed Securities (Cost $3,126) ($ Thousands)		3,125

U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bonds
6.250%, 08/15/23	2,500	3,337
5.375%, 02/15/31	500	697
5.000%, 05/15/37	200	283
4.750%, 02/15/41	1,360	1,885
4.500%, 02/15/36	4,800	6,357
4.500%, 05/15/38	150	198
4.375%, 05/15/40	750	979
4.250%, 05/15/39	250	320
3.875%, 08/15/40	475	577
3.625%, 02/15/44	4,680	5,513
3.375%, 05/15/44	2,305	2,598
3.125%, 08/15/44	800	862
3.000%, 11/15/44	3,525	3,709
2.875%, 05/15/43	325	333
2.500%, 02/15/45	2,800	2,660
U.S. Treasury Notes
4.250%, 11/15/17	800	870
3.625%, 08/15/19	1,500	1,645
3.625%, 02/15/20	2,250	2,481
3.625%, 02/15/21	5,000	5,554
3.500%, 05/15/20	4,500	4,945
3.250%, 03/31/17	3,000	3,152
3.125%, 04/30/17	4,500	4,725
3.125%, 05/15/21	2,750	2,978
2.750%, 11/15/23	4,000	4,254
2.750%, 02/15/24	750	797
2.625%, 08/15/20	1,500	1,584
2.500%, 05/15/24	7,450	7,757
2.250%, 07/31/21	7,000	7,220
2.250%, 11/15/24	3,200	3,259

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.125%, 01/31/21	$145	$149
2.000%, 11/15/21	5,000	5,077
2.000%, 02/15/25	2,850	2,838
1.750%, 09/30/19	2,800	2,847
1.750%, 05/15/23	1,750	1,728
1.625%, 07/31/19	15,130	15,324
1.500%, 05/31/19	6,650	6,710
1.375%, 02/29/20	14,100	14,067
1.375%, 05/31/20	750	747
1.125%, 04/30/20	1,000	984
1.000%, 10/31/16	4,500	4,537
1.000%, 05/31/18	5,000	5,005
1.000%, 09/30/19	2,500	2,462
0.875%, 09/15/16	3,275	3,295
0.875%, 11/30/16	1,500	1,509
0.875%, 12/31/16	4,250	4,278
0.875%, 01/31/17	4,250	4,276
0.875%, 02/28/17	500	503
0.875%, 04/30/17	200	201
0.875%, 05/15/17	2,095	2,106
0.875%, 06/15/17	12,530	12,589
0.875%, 07/15/17	2,095	2,104
0.750%, 01/15/17	10,000	10,039
0.750%, 10/31/17	2,500	2,498
0.625%, 11/30/17	1,500	1,493
0.500%, 07/31/16	2,005	2,009
0.500%, 08/31/16	9,225	9,236
0.500%, 02/28/17	8,900	8,895
0.500%, 07/31/17	5,000	4,979

Total U.S. Treasury Obligations (Cost $211,415) ($ Thousands)		214,014

Total Investments — 98.8% (Cost $771,293) ($ Thousands)@		$774,993

83	Adviser Managed Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

APRIL 30, 2015

A list of the open forward foreign currency contracts held by the Fund at April 30, 2015, is as follows ($ Thousands):

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation/ Depreciation ($Thousands)
BBH	5/28/15	CAD	1,316	USD	1,082	$(4)
BBH	5/28/15	EUR	12,021	USD	12,989	(485)
BBH	5/28/15	GBP	3,720	USD	5,598	(116)
BBH	5/28/15	JPY	2,223,289	USD	18,581	(6)
BBH	5/28/15	USD	8	CAD	10	—
BBH	5/28/15	USD	624	EUR	565	9
BBH	5/28/15	USD	168	GBP	110	1
BBH	5/28/15	USD	235	JPY	27,958	(1)

						$(602)

For the period ended April 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $784,560 ($ Thousands).

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2015. The date reported on the Schedule of Investments is the next reset date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2015. The coupon on a step bond changes on a specified date.

BBH — Brown Brothers Harriman

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

MTN — Medium Term Note

PIK — Payment-in-kind

PLC — Public Limited Company

Ser — Series

TBA — To Be Announced

USD — United States Dollar

@	At April 30, 2015 the tax basis cost of the Fund’s investments was $771,293 ($ Thousands), and the unrealized appreciation and depreciation were $9,462 ($ Thousands) and $(5,762) ($ Thousands), respectively.

The following is a list of the inputs used as of April 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$231,385	$—	$231,385
Mortgage-Backed Securities	—	177,674	—	177,674
Sovereign Debt	—	124,137	—	124,137
U.S. Government Agency Obligations	—	20,131	—	20,131
Municipal Bonds	—	4,527	—	4,527
Asset-Backed Securities	—	3,125	—	3,125
U.S. Treasury Obligations	—	214,014	—	214,014

Total Investments in Securities	$—	$774,993	$—	$774,993

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$10	$—	$10
Unrealized Depreciation	—	(612)	—	(612)

Total Other Financial Instruments	$—	$(602)	$—	$(602)

*	Forward contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2015, there were no transfers between Level 1, Level 2 and/ or Level 3 assets and liabilities.

For the period ended April 30, 2015, there were no Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

84	Adviser Managed Trust / Quarterly Report / April 30, 2015

Item 2.	Controls and Procedures

a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as amended are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-51(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 29, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: June 29, 2015